AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007


                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 18 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 18 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                       JEFFERSON NATIONAL [LOGO]


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                        THE ACHIEVEMENT AND THE EDUCATOR
          INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                                       AND

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


  This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

   The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

   The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.
   o AIM V.I. Basic Value - Series II shares
   o AIM V.I. Core Equity - Series I shares
   o AIM V.I. Financial Services - Series I shares
   o AIM V.I. Global Health Care - Series I shares
   o AIM V.I. Global Real Estate Fund - Series I shares
   o AIM V.I. High Yield - Series I shares
   o AIM V.I. Mid Cap Core Equity - Series II shares
   o AIM V.I. Technology - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o Alger American Growth -Class O
   o Alger American Leveraged AllCap - Class O
   o Alger American MidCap Growth P - Class O
   o Alger American Small Capitalization - Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
MANAGED BY ALLIANCEBERNSTEIN L.P.
   o AllianceBernstein Growth and Income

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o American Century VP Balanced (Class I)
   o American Century VP Income & Growth (Class I)
   o American Century VP Inflation Protection (Class II)
   o American Century VP Large Company Value (Class I)
   o American Century VP Ultra (Class I)
   o American Century VP Value (Class I)
   o American Century VP Vista (Class I)
MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
   o American Century VP International (Class I)

THE DIREXION INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC
   o DireXion Dynamic VP HY Bond

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o Dreyfus VIF--International Value (Initial Shares)

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o Federated Capital Income II
   o Federated High Income Bond II (Primary Shares)
MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o Federated International Equity II
MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
   o Federated Kaufmann II (Service Shares)
   o Federated Market Opportunity II (Service Shares)

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   o Janus Aspen Balanced (Institutional Shares)
   o Janus Aspen Forty (Institutional Shares)
   o Janus Aspen Global Life Sciences Institutional Shares)
   o Janus Aspen Growth and Income (Institutional Shares)
   o Janus Aspen International Growth (Institutional Shares)
   o Janus Aspen Large Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Growth (Institutional Shares)

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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   o Janus Aspen Mid Cap Value Institutional Shares)
   o Janus Aspen Small Company Value (Service Shares)
   o Janus Aspen Worldwide Growth (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC
   o Lazard Retirement Emerging Markets
   o Lazard Retirement International Equity
   o Lazard Retirement Small Cap
   o Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUBADVISED BY CLEARBRIDGE ADVISORS, LLC
   o Legg Mason Partners Variable Aggressive Growth
   o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)
   o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap Portfolio)
   o Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUBADVISED BY WEST ASSET MANAGEMENT COMPANY
   o Legg Mason Partners Variable Global High Yield Bond
   o Legg Mason Partners Variable Government Portfolio
   o Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC
   o Lord Abbett Series Fund, Inc. - America's Value
   o Lord Abbett Series Fund, Inc. - Growth and Income

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT")
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)
   o Lehman Brothers Short Duration Bond (Formerly Limited Maturity Bond Portfolio)
   o Neuberger Berman AMT Fasciano (Class S)
   o Neuberger Berman AMT Mid-Cap Growth
   o Neuberger Berman AMT Partners o Neuberger Berman AMT Regency
   o Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST
MANAGED BY JNF ADVISORS, INC.
   o JNF Chicago Equity Partners Balanced
   o JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   o PIMCO VIT All Asset (Administrative Class)
   o PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)
   o PIMCO VIT Emerging Markets Bond (Administrative Class)
   o PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)
   o PIMCO VIT Global Bond (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield (Administrative Class)
   o PIMCO VIT Long-Term U.S. Government (Administrative Class)
   o PIMCO VIT Low Duration (Administrative Class)
   o PIMCO VIT Money Market (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)
   o PIMCO VIT Real Return (Administrative Class)
   o PIMCO VIT Short-Term (Administrative Class)
   o PIMCO VIT StockPLUS(R) Total Return (Administrative Class)
   o PIMCO VIT Total Return (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o Pioneer Core Bond VCT
   o Pioneer Cullen Value VCT
   o Pioneer Emerging Markets VCT
   o Pioneer Equity Income VCT
   o Pioneer Fund VCT
   o Pioneer Global High Yield VCT
   o Pioneer High Yield VCT
   o Pioneer International Value VCT
   o Pioneer Mid Cap Value VCT
   o Pioneer Small Cap Value VCT
   o Pioneer Strategic Income VCT

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   o Royce Micro-Cap
   o Royce Small-Cap

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS
   o Rydex Absolute Return Strategies
   o Rydex Banking
   o Rydex Basic Materials
   o Rydex Biotechnology
   o Rydex Commodities Strategy
   o Rydex Consumer Products
   o Rydex Dynamic Dow
   o Rydex Dynamic OTC
   o Rydex Dynamic Russell 2000
   o Rydex Dynamic S&P 500
   o Rydex Dynamic Strengthening Dollar
   o Rydex Dynamic Weakening Dollar
   o Rydex Electronics
   o Rydex Energy
   o Rydex Energy Services
   o Rydex Essential Portfolio Aggressive
   o Rydex Essential Portfolio Conservative
   o Rydex Essential Portfolio Moderate
   o Rydex Europe Advantage
   o Rydex Financial Services
   o Rydex Government Long Bond Advantage
   o Rydex Health Care
   o Rydex Hedged Equity
   o Rydex Internet
   o Rydex Inverse Dynamic Dow
   o Rydex Inverse Government Long Bond
   o Rydex Inverse Mid-Cap
   o Rydex Inverse OTC
   o Rydex Inverse Russell 2000
   o Rydex Inverse S&P 500
   o Rydex Japan Advantage
   o Rydex Large-Cap Growth
   o Rydex Large-Cap Value
   o Rydex Leisure

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   o Rydex Mid Cap Advantage
   o Rydex Mid-Cap Growth
   o Rydex Mid-Cap Value
   o Rydex Multi-Cap Core Equity
   o Rydex Nova
   o Rydex OTC
   o Rydex Precious Metals
   o Rydex Real Estate
   o Rydex Retailing
   o Rydex Russell 2000 Advantage
   o Rydex Sector Rotation
   o Rydex Small-Cap Growth
   o Rydex Small-Cap Value
   o Rydex Technology
   o Rydex Telecommunications
   o Rydex Transportation
   o Rydex U.S. Government Money Market
   o Rydex Utilities
   o CLS AdvisorOne Amerigo
   o CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o Seligman Communications and Information
   o Seligman Global Technology

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.
   o Third Avenue Value

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o Van Eck Worldwide Absolute Return
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets
   o Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC
   o Wells Fargo Advantage VT Discovery
   o Wells Fargo Advantage VT Opportunity

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

  o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:
  o ARE NOT BANK DEPOSITS
  o ARE NOT FEDERALLY INSURED
  o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
  o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
    May 1, 2007

TABLE OF CONTENTS                                                          PAGE

DEFINITIONS OF SPECIAL TERMS.................................................6
HIGHLIGHTS ..................................................................8
FEE TABLE ...................................................................9
EXAMPLES OF FEES AND EXPENSES................................................10
CONDENSED FINANCIAL INFORMATION .............................................10
THE COMPANY .................................................................11
     The Achievement and The Educator Variable Annuity Contracts ............11
     Free Look ..............................................................11
     Ownership ..............................................................11
     Change of Ownership ....................................................11
     Non-Qualified Contracts ................................................11
     Qualified Contracts ....................................................12
     Requesting Transactions or Obtaining Information About your Contract ...12
     Options When You Terminate Your Participation In The Plan ..............12
PURCHASE ....................................................................12
     Purchase Payments ......................................................12
     Allocation of Purchase Payments ........................................13
INVESTMENT OPTIONS ..........................................................13
     Investment Portfolios ..................................................13
     The Fixed Account ......................................................14
     The General Account ....................................................14
     Voting Rights ..........................................................14
     Substitution ...........................................................14
     Transfers ..............................................................14
     Excessive Trading Limits ...............................................15
     Dollar Cost Averaging Program ..........................................16
     Rebalancing Program ....................................................16
     Asset Allocation Program ...............................................16
     Interest Sweep Program .................................................17
     Expenses ...............................................................17
     Insurance Charges ......................................................17
     Annual Administrative Fee ..............................................17
     Withdrawal Charge ......................................................17
     Waiver of Withdrawal Charge ............................................18
     Reduction or Elimination of the Withdrawal Charge ......................18
     Investment Portfolio Expenses ..........................................18
     Premium Taxes ..........................................................18
     Income Taxes ...........................................................18
     Contract Value .........................................................18
     Accumulation Units .....................................................18
     Access to your Money ...................................................19
     Suspension of Payments or Transfers ....................................19
     Restrictions Under Optional Retirement Programs ........................19
     Restrictions Under Section 403(b) Plans ................................19
     Systematic Withdrawal Program ..........................................19
     Loans ..................................................................20
DEATH BENEFIT ...............................................................20
     Death Benefit During the Accumulation Period ...........................20
     Death Benefit Amount During the Accumulation Period ....................20
     Payment of the Death Benefit During the Accumulation Period ............20
     Death Benefit During the Annuity Period ................................20
     Annuity Payments (The Annuity Period) ..................................20

     Annuity Payment Amount .................................................21
     Annuity Options ........................................................21
TAXES .......................................................................22
     Annuity Contracts in General ...........................................22
     Tax Status of the Contracts ............................................22
     Taxation of Non-Qualified Contracts ....................................23
     Taxation of Qualified Contracts ........................................23
     Possible Tax Law Changes ...............................................23
OTHER INFORMATION ...........................................................23
     Legal Proceedings ......................................................23
     The Variable Account ...................................................24
     Distributor ............................................................24
     Financial Statements ...................................................24
     Independent Registered Public Accounting Firm ..........................24
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS ................25
APPENDIX B--CONDENSED FINANCIAL INFORMATION .................................39
PRIVACY POLICY...............................................................58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ................59

DEFINITIONS OF SPECIAL TERMS

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

   ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

   CODE: Internal Revenue Code of 1986, as amended.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

   INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

   VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

   VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

   WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

HIGHLIGHTS

   The individual and group flexible premium variable deferred annuity Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

   RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

   DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

   LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

   ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. We will return your original Purchase Payment.

   TAX PENALTY. In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Qualified Contracts, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840 Louisville, Kentucky 40233
(866) 667-0561

FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of Purchase Payments)(1)              9%
Transfer Fee.................................................           None


   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

ANNUAL ADMINISTRATIVE FEE(2).........................  $30 per contract per year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees......................            1.25%
Administrative Charge................................            0.15%
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT........            1.40%

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                     MINIMUM         MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees,          Gross: 0.27%   Gross: 11.49%
and other expenses)(3)..........................     Net: 0.27%     Net: 5.12%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NO. OF CONTRACT YEARS FROM                               CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                              SALES CHARGE PERCENT
--------------------------------------------------------------------------------
0-1.................................................              9%
2...................................................              9%
3...................................................              8%
4...................................................              7%
5...................................................              5%
6...................................................              3%
7 and more..........................................              0%
--------------------------------------------------------------------------------

Subject to any certain limitations, every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of:
(i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $2,136.37         $4,379.86          $6,067.03         $9,252.32

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,004.27         $1,321.59          $1,488.48         $2,261.51

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $2,136.37         $4,379.86          $5,599.65         $9,252.32

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,004.27         $1,321.59          $1,046.53         $2,261.51

(3) If you do not surrender your Contract:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,319.00         $3,641.77          $5,599.65         $9,252.32

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $197.00           $609.09           $1,046.53         $2,261.51



CONDENSED FINANCIAL INFORMATION

   Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

THE COMPANY

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc. The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ACHIEVEMENT AND THE EDUCATOR VARIABLE ANNUITY CONTRACTS

   This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

   The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

   The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

   In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

   We may, at Our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, We will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment. If you have purchased the Contract as an IRA, We are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

   The Contract is either a group contract or an individual contract, depending on the state where We issued it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

   BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

CHANGE OF OWNERSHIP
NON-QUALIFIED CONTRACTS:

   In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

   In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

   MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

   A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

   No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for Website transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

   Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN (FOR GROUP CONTRACTS
ONLY)

   If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

   (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

   (b) apply your Contract Value to provide Annuity Payments which begin immediately.

   (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

   (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

   The Purchase Payment requirements are as follows:

   o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

   o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

   o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

   o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

   We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

   Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add m ore money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

--------------------------------------------------------------------------------

                          15 MINUTES BEFORE NYSE CLOSE
--------------------------------------------------------------------------------
Dynamic Dow              Dynamic OTC               Dynamic Russell
                                                   2000
--------------------------------------------------------------------------------
Dynamic S&P 500          Dynamic                   Dynamic
                         Strengthening Dollar      Weakening Dollar
--------------------------------------------------------------------------------
Europe Advantage         Government Long Bond      Inverse Dynamic
                         Advantage                 Dow
--------------------------------------------------------------------------------
Inverse Government       Inverse Mid-Cap           Inverse OTC
Long Bond
--------------------------------------------------------------------------------
Inverse Russell 2000     Inverse S&P 500           Japan Advantage
--------------------------------------------------------------------------------
Large-Cap Growth         Large-Cap Value           Mid Cap Advantage
--------------------------------------------------------------------------------
Mid-Cap Growth           Mid-Cap Value             Nova
--------------------------------------------------------------------------------
OTC                      Russell 2000              Small-Cap Growth
                         Advantage
--------------------------------------------------------------------------------
Small-Cap Value          U.S. Govt Money Mkt
--------------------------------------------------------------------------------

                          30 MINUTES BEFORE NYSE CLOSE
--------------------------------------------------------------------------------
Banking                  Basic Materials           Biotechnology
--------------------------------------------------------------------------------
Commodities Strategy     Consumer Products         Electronics
--------------------------------------------------------------------------------
Energy                   Energy Services           Financial
                                                   Services
--------------------------------------------------------------------------------
Health Care              Internet                  Leisure
--------------------------------------------------------------------------------
Precious Metals          Real Estate               Retailing
--------------------------------------------------------------------------------
Technology               Telecommunication         Transportation
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS
INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.

--------------------------------------------------------------------------------
          FUND FAMILY                  12B-1         ADMINISTRATIVE
--------------------------------------------------------------------------------
Alliance Bernstein Variable          0                .10%
Products Series Fund, Inc. -
Class A
--------------------------------------------------------------------------------
AIM Variable Insurance Funds -       0                .30%
Series I
--------------------------------------------------------------------------------
AIM Variable Insurance Funds -       .25%             .25%
Series II
--------------------------------------------------------------------------------
Alger American Fund                  0                .25%
--------------------------------------------------------------------------------
American Century Variable            0                .25%
Portfolios, Inc. - Class I
--------------------------------------------------------------------------------
American Century Variable            .25%             .05%
Portfolios, Inc.- Class II
--------------------------------------------------------------------------------
DireXion Insurance Trust             0                .45%
--------------------------------------------------------------------------------
Dreyfus Variable Investment          0                .25%
Fund - Initial
--------------------------------------------------------------------------------
Dreyfus Investment Portfolios -      .25%             0
Service
--------------------------------------------------------------------------------
Federated Insurance Series           0                .25%
--------------------------------------------------------------------------------
Janus  Aspen Series -                N/A              .20%
Institutional Shares
--------------------------------------------------------------------------------
Janus Aspen Series - Service         .25%             .20%
Shares
--------------------------------------------------------------------------------
Lazard Retirement Series, Inc.       .25%             0
--------------------------------------------------------------------------------
Legg Mason Partners Variable         0                .25%
Income Trust and Variable
Equity Trust
--------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.        0                .25%
--------------------------------------------------------------------------------
Neuberger Berman Advisers            0                .25%
Management Trust
--------------------------------------------------------------------------------
Northern Lights Variable Trust       .25%             0
--------------------------------------------------------------------------------
PIMCO Variable Insurance Trust       .15%             .10%
--------------------------------------------------------------------------------
Pioneer Variable Contracts Trust     .25%             .25%
--------------------------------------------------------------------------------
Royce Capital Fund                   0                .25%
--------------------------------------------------------------------------------
Rydex Variable Trust                 0                .30%
--------------------------------------------------------------------------------
Seligman Portfolios, Inc.            .10%             .15%
--------------------------------------------------------------------------------
Third Avenue Variable Series         0                .25%
Trust
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance          0                .25%
Trust
--------------------------------------------------------------------------------
Wells Fargo Advantage Funds          0                .25%
--------------------------------------------------------------------------------

THE FIXED ACCOUNT
   During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

   See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1.   Limits on transfers out of the Fixed Account may apply.

   2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

   3. Your request for transfer must clearly state how much the transfer is for.

   4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

   5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

   1.   You may not transfer funds to the Fixed Account during the Annuity
        Period.

   2.   You may only make transfers between the Investment Portfolios.

   3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY OR TERMINATE THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the PIMCO VIT Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

--------------------------------------------------------------------------------
                                   30 DAY HOLD
--------------------------------------------------------------------------------
CLS AdvisorOne        CLS AdvisorOne       Federated
Amerigo               Clermont             Capital Income
                                           Fund II
--------------------------------------------------------------------------------
Federated High        Federated            Federated
Income Bond Fund II   International        Kaufmann Fund II
                      Equity Fund II
--------------------------------------------------------------------------------
Federated Market      Legg Mason           Legg Mason
Opportunity Fund II   Aggressive Growth    Capital and
                                           Income
--------------------------------------------------------------------------------
Legg Mason            Legg Mason           Legg Mason High
Fundamental Value     Government           Yield Bond
--------------------------------------------------------------------------------
Legg Mason Large      Legg Mason           Lord Abbett
Cap Growth            Strategic Bond       America's Value
--------------------------------------------------------------------------------
Lord Abbett Growth    Rydex Absolute       Rydex Essential
and Income            Return Strategies    Portfolio
                                           Aggressive
--------------------------------------------------------------------------------
Rydex Essential       Rydex Essential      Rydex Hedged
Portfolio             Portfolio Moderate   Equity
Conservative
--------------------------------------------------------------------------------
Rydex Multi-Cap       Rydex Sector
Core Equity           Rotation
--------------------------------------------------------------------------------
                                   60 DAY HOLD
--------------------------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible
                                           Growth
--------------------------------------------------------------------------------
Dreyfus Stock Index
--------------------------------------------------------------------------------
                                   90 DAY HOLD
--------------------------------------------------------------------------------
AllianceBernstein     Janus Aspen          Janus Aspen Forty
Growth and Income     Balanced
--------------------------------------------------------------------------------
Janus Aspen Global    Janus Aspen Growth   Janus Aspen
Life Science          and Income           International
                                           Growth
--------------------------------------------------------------------------------
Janus Aspen Large     Janus Aspen Mid      Janus Aspen Mid
Cap Growth            Cap Growth           Cap Value
--------------------------------------------------------------------------------
Janus Aspen Small     Janus Aspen          Third Avenue
Company Value         Worldwide Growth     Value
--------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

  We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

   The Insurance Charges compensate the Company for all the insurance benefits, E.G., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

                            Current Insurance Charge
                         -------------------------------
                                      1.40%

ANNUAL ADMINISTRATIVE FEE

   On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

   The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Administrative Fee is deducted during the Annuity Period.

WITHDRAWAL CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                                      WITHDRAWAL
OF PURCHASE PAYMENT                                                 CHARGE
--------------------------------------------------------------------------------
First Year .........................................................  9%
Second Year ........................................................  9%
Third Year .........................................................  8%
Fourth Year ........................................................  7%
Fifth Year .........................................................  5%
Sixth Year .........................................................  3%
Seventh Year and later .............................................  0%
--------------------------------------------------------------------------------

   In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

   o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

   o 10% of the value of your Contract (on a non-cumulative basis) )(excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

   o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

   On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

   (i)   if the Annuitant dies;

   (ii)  if you die; or

   (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

   If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

   If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

WAIVER OF WITHDRAWAL CHARGE

   In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

   We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

PREMIUM TAXES

   Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

   You can have access to the money in your Contract:

   o by making a withdrawal (either a partial or a complete withdrawal);

   o by electing to receive Annuity Payments;

   o where available, obtaining a loan based on the value of your Contract; or

   o when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

   If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

   Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2)  retirement; or

   (3)  death.

   Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

   If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1)  when you reach age 59 1/2;

   (2)  when you leave your job;

   (3)  when you die;

   (4)  if you become disabled (as that term is defined in the Code);

   (5)  made in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o  salary reduction contributions made after December 31, 1988;

   o  income attributable to such contributions; and

   o  income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

   A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

DEATH BENEFIT

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2)  the total Purchase Payments you have made, less any partial withdrawals.

   If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

   (3)  the total Purchase Payments made, less any partial withdrawals.

   If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of death.

   Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount; or

   o elect a lump sum payment of the Death Benefit Amount; or

   o apply the Death Benefit Amount to an Annuity Option.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

DEATH BENEFIT DURING THE ANNUITY PERIOD

   If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments, will be paid to the estate of the Annuitant.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3)   The performance of the Investment Portfolio(s) you selected; and

   4)   The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

   If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

   SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

   THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

   FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

   To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

   (1)  be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges these risks from the Individual Account values.

   FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

   If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. IF YOUR CONTRACT PAYS A DEATH BENEFIT UPON THE DEATH OF THE ANNUITANT, RATHER THAN OWNER, PLEASE CONSULT A TAX ADVISOR REGARDING THE TAX TREATMENT OF THIS BENEFIT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in
Section 408 of the Code, ROTH IRAS, as described in Code Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION
LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE VARIABLE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was know as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o create new separate accounts;

   o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

   o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Variable Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

   o make the Sub-accounts available under other policies We issue;

   o add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

   o deregister the Variable Account under the Investment Company Act of 1940;
     and

   o operate the Variable Account under the direction of a committee or in another form.

DISTRIBUTOR

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2006 and for each of the two years in the period then ended December 31, 2006 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

   The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

  The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

  The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

  The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. TECHNOLOGY - SERIES I SHARES

  The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH

  The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP

  The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH

  The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION

  The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

  AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME

  The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued.

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The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

  The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

  The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL

The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE (CLASS I)

   The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP ULTRA(R) (CLASS I)

   The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

   The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP VISTA(SM)(CLASS I)

   The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

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

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II and the Federated Market Opportunity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

FEDERATED KAUFMANN II (SERVICE SHARES)

   The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FEDERATED MARKET OPPORTUNITY II (SERVICE SHARES)

   The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN BALANCED (INSTITUTIONAL SHARES)

   The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

JANUS ASPEN FORTY (INSTITUTIONAL SHARES)

   The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GLOBAL LIFE SCIENCES (INSTITUTIONAL SHARES)

   The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that portfolio managers believe have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP VALUE (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

- a low price relative to their assets, earnings, cash flow, or business franchise

- products and services that give them a competitive advantage

- quality balance sheets and strong management

JANUS ASPEN SMALL COMPANY VALUE (SERVICE SHARES) The

   Janus Aspen Small Company Value Portfolio seeks capital appreciation, The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

- that have reasonably solid fundamentals

- whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT INTERNATIONAL EQUITY

  The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

  The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o The potential to become a larger factor in the company's business sector

   o Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

   The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

  Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

  ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds.

  ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

  Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

  The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME (FORMERLY LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO)

  The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

   The portfolio managers employ fundamental research and due diligence to assess a company's:

   o Growth potential, stock price, potential appreciation and valuation o Credit quality, taking into account financial condition and profitability o Future capital needs

   o Potential for change in bond rating and industry outlook

   o Competitive environment and management ability

LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE (FORMERLY LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO)

   The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

  The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

  The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

   The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

  The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o U.S. government obligations

   o Mortgage and asset-backed

   o Investment and non-investment securities grade U.S. and foreign corporate debt; and

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

   The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities

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issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

   The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MID-CAP GROWTH

  The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

   The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

   The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

   The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

   The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

   The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST EQUITY WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

 PIMCO VIT ALL ASSET

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

 PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LONG-TERM U.S. GOVERNMENT (ADMINISTRATIVE CLASS)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT LOW DURATION (ADMINISTRATIVE CLASS)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT MONEY MARKET

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

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PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER CULLEN VALUE VCT

   The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

PIONER EMERGING MARKETS VCT

   The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

PIONEER EQUITY INCOME VCT

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER GLOBAL HIGH YIELD VCT

   The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

PIONEER HIGH YIELD VCT

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER INTERNATIONAL VALUE VCT

   The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

PIONEER SMALL CAP VALUE VCT

   The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

PIONEER STRATEGIC INCOME VCT

   The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

   Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

RYDEX ABSOLUTE RETURN STRATEGIES

   The Absolute Return Strategies Fund The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. Rydex Banking

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES STRATEGY

   The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX  DYNAMIC DOW

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC RUSSELL 2000

   The Dynamic Russll 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

RYDEX DYNAMIC S&P 500

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR

   The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

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RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE

   The Essential Portfolio Aggressive Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE

   The Essential Portfolio Conservative Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO MODERATE

   The Essential Portfolio Moderate Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX EUROPE ADVANTAGE

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 IndexSM. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

RYDEX INTERNET

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND
   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY

   The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

RYDEX NOVA

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

   The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

   The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRS and similar investments.

APPENDIX B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

BASIC VALUE FUND (A)

Beginning AUV                        $1.467            $1.411            $1.291            $1.000               N/A
Ending AUV                           $1.634            $1.467            $1.411            $1.291               N/A

Percentage change in AUV              11.38%             3.97%             9.30%            29.10%              N/A

Ending Number of AUs                110,372           103,058            76,791            34,088               N/A

CORE EQUITY FUND (B)

Beginning AUV                       $10.043               N/A               N/A               N/A               N/A
Ending AUV                          $10.861               N/A               N/A               N/A               N/A

Percentage change in AUV               8.14%              N/A               N/A               N/A               N/A

Ending Number of AUs                 57,858               N/A               N/A               N/A               N/A

FINANCIAL SERVICES FUND (C)

Beginning AUV                        $1.163            $1.114            $1.039            $0.813            $0.969
Ending AUV                           $1.335            $1.163            $1.114            $1.039            $0.813

Percentage change in AUV              14.79%             4.40%             7.22%            27.80%          -16.10%

Ending Number of AUs                 97,685           106,884           123,068           208,955           143,610

GLOBAL HEALTH CARE FUND (C)

Beginning AUV                        $1.086            $1.018            $0.960            $0.762            $1.023
Ending AUV                           $1.127            $1.086            $1.018            $0.960            $0.762

Percentage change in AUV               3.78%             6.68%             6.04%            25.98%          -25.48%

Ending Number of AUs                233,599           475,341           627,163           224,402           120,142

GLOBAL REAL ESTATE FUND (C)

Beginning AUV                        $2.202            $1.955            $1.452            $1.060            $1.011
Ending AUV                           $3.097            $2.202            $1.955            $1.452            $1.060

Percentage change in AUV              40.64%            12.63%            34.64%            36.98%             4.85%

Ending Number of AUs                611,514           730,434           814,496           757,670           636,702

HIGH YIELD FUND (O)

Beginning AUV                       $10.907           $10.768            $9.966               N/A               N/A
Ending AUV                          $11.911           $10.907           $10.768               N/A               N/A

Percentage change in AUV               9.21%             1.29%             8.05%              N/A               N/A

Ending Number of AUs                 43,190            48,409            37,893               N/A               N/A

MID CAP CORE EQUITY FUND (A)

Beginning AUV                        $1.469            $1.389            $1.240            $0.996               N/A
Ending AUV                           $1.608            $1.469            $1.389            $1.240               N/A

Percentage change in AUV               9.46%             5.76%            12.02%            24.50%              N/A

Ending Number of AUs                 90,222            99,995            92,120            37,943               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
(CONTINUED)

TECHNOLOGY FUND (C)

Beginning AUV                        $0.565            $0.561            $0.543            $0.379            $0.724
Ending AUV                           $0.615            $0.565            $0.561            $0.543            $0.379

Percentage change in AUV               8.85%             0.71%             3.31%            43.27%          -47.63%

Ending Number of AUs                152,941           130,675           157,283           239,909            21,487
------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO

Beginning AUV                        $1.843            $1.668            $1.604            $1.203            $1.821
Ending AUV                           $1.911            $1.843            $1.668            $1.604            $1.203

Percentage change in AUV               3.69%            10.49%             3.99%            33.33%          -33.94%

Ending Number of AUs              3,285,701         3,908,951         4,513,326         5,490,457         6,150,286

LEVERAGED ALLCAP PORTFOLIO

Beginning AUV                        $3.213            $2.847            $2.669            $2.009            $3.082
Ending AUV                           $3.779            $3.213            $2.847            $2.669            $2.009

Percentage change in AUV              17.62%            12.86%             6.67%            32.85%          -34.82%

Ending Number of AUs              2,301,742         2,693,693         3,269,527         3,809,712         3,952,502

MIDCAP GROWTH PORTFOLIO

Beginning AUV                        $2.268            $2.094            $1.878            $1.289            $1.855
Ending AUV                           $2.463            $2.268            $2.094            $1.878            $1.289

Percentage change in AUV               8.60%             8.31%            11.50%            45.69%          -30.51%

Ending Number of AUs              1,520,305         1,883,049         2,423,628         2,293,620         2,174,213

SMALL CAPITALIZATION
PORTFOLIO

Beginning AUV                        $1.496            $1.298            $1.129            $0.804            $1.106
Ending AUV                           $1.770            $1.496            $1.298            $1.129            $0.804

Percentage change in AUV              18.32%            15.25%            14.97%            40.42%          -27.28%

Ending Number of AUs              1,822,109         2,010,907         2,260,344         2,700,455         2,851,918

------------------------------------------------------------------------------------------------------------------------

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.:

GROWTH & INCOME (I)

Beginning AUV                        $1.172            $1.133            $1.031            $0.789            $1.027
Ending AUV                           $1.355            $1.172            $1.133            $1.031            $0.789

Percentage change in AUV              15.61%             3.44%             9.89%            30.66%          -23.14%

Ending Number of AUs                187,010           175,851           191,473           176,109           139,313

------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:

VP BALANCED FUND (Q)

Beginning AUV                       $10.599           $10.042               N/A               N/A               N/A
Ending AUV                          $11.457           $10.599               N/A               N/A               N/A

Percentage change in AUV               8.10%             5.55%              N/A               N/A               N/A

Ending Number of AUs                  8,616             1,334               N/A               N/A               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.: (CONTINUED)

VP INCOME & GROWTH FUND (F)

Beginning AUV                        $1.169            $1.133            $1.017            $0.797            $1.003
Ending AUV                           $1.350            $1.169            $1.133            $1.017            $0.797

Percentage change in AUV              15.48%             3.18%            11.41%            27.60%          -20.53%

Ending Number of AUs              1,324,114         1,322,002         1,569,152         1,626,586         1,538,172

VP INFLATION PROTECTION
FUND (O)

Beginning AUV                       $10.569           $10.553           $10.044               N/A               N/A
Ending AUV                          $10.587           $10.569           $10.553               N/A               N/A

Percentage change in AUV               0.17%             0.15%             5.07%              N/A               N/A

Ending Number of AUs                  1,394             2,122               222               N/A               N/A

VP INTERNATIONAL FUND (E)

Beginning AUV                        $1.447            $1.296            $1.143            $0.931            $1.186
Ending AUV                           $1.784            $1.447            $1.296            $1.143            $0.931

Percentage change in AUV              23.29%            11.65%            13.39%            22.77%          -21.50%

Ending Number of AUs                590,545           617,795           838,444           680,514           688,185

VP VALUE FUND (E)

Beginning AUV                        $2.054            $1.983            $1.759            $1.383            $1.606
Ending AUV                           $2.404            $2.054            $1.983            $1.759            $1.383

Percentage change in AUV              17.04%             3.58%            12.73%            27.19%          -13.87%

Ending Number of AUs              1,934,864         2,382,353         2,525,036         2,590,336         2,874,447

------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:

DYNAMIC VP HY BOND FUND (Q)

Beginning AUV                       $10.431           $10.056               N/A               N/A               N/A
Ending AUV                          $10.925           $10.431               N/A               N/A               N/A

Percentage change in AUV               4.74%             3.73%              N/A               N/A               N/A

Ending Number of AUs                      0                 0               N/A               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT
PORTFOLIOS

DREYFUS SMALL CAP STOCK
INDEX PORTFOLIO (Q)

Beginning AUV                       $11.492           $10.131               N/A               N/A               N/A
Ending AUV                          $12.966           $11.492               N/A               N/A               N/A

Percentage change in AUV              12.83%            13.43%              N/A               N/A               N/A

Ending number of AUs                  2,436             1,942               N/A               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND, INC.

Beginning AUV                        $1.816            $1.777            $1.696            $1.365            $1.949
Ending AUV                           $1.955            $1.816            $1.777            $1.696            $1.365

Percentage change in AUV               7.65%             2.19%             4.78%            24.25%          -29.96%

Ending Number of AUs              1,496,684         1,797,972         2,200,894         2,430,172         2,597,204

------------------------------------------------------------------------------------------------------------------------

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:

Beginning AUV                        $2.331            $2.258            $2.070            $1.635            $2.136
Ending AUV                           $2.655            $2.331            $2.258            $2.070            $1.635

Percentage change in AUV              13.90%             3.23%             9.08%            26.61%          -23.45%

Ending Number of AUs              8,025,763         9,829,354        11,179,068        12,398,599        14,194,622

------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT
FUND:

INTERNATIONAL VALUE
PORTFOLIO (F)

Beginning AUV                        $1.466            $1.329            $1.123            $0.835            $0.965
Ending AUV                           $1.772            $1.466            $1.329            $1.123            $0.835

Percentage change in AUV              20.87%            10.31%            18.34%            34.49%          -13.44%

Ending Number of AUs              1,063,213         1,642,999         2,044,542         1,899,218         1,434,347

------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II

Beginning AUV                        $1.345            $1.283            $1.184            $0.995            $1.327
Ending AUV                           $1.534            $1.345            $1.283            $1.184            $0.995

Percentage change in AUV              14.05%             4.83%             8.36%            18.99%          -25.00%

Ending Number of AUs                521,623           679,065           986,062         1,182,609         1,803,687

HIGH INCOME BOND FUND II

Beginning AUV                        $1.642            $1.622            $1.489            $1.236            $1.236
Ending AUV                           $1.795            $1.642            $1.622            $1.489            $1.236

Percentage change in AUV               9.32%             1.23%             8.93%            20.47%           -0.04%

Ending Number of AUs                696,097           847,602         1,009,220         1,476,603         2,095,583

INTERNATIONAL EQUITY FUND II

Beginning AUV                        $1.707            $1.587            $1.411            $1.085            $1.425
Ending AUV                           $2.002            $1.707            $1.587            $1.411            $1.085

Percentage change in AUV              17.28%             7.56%            12.47%            30.05%          -23.86%

Ending Number of AUs                314,117           388,884           548,194           810,956           734,915

KAUFMANN FUND II (J)

Beginning AUV                        $9.935               N/A               N/A               N/A               N/A
Ending AUV                          $10.518               N/A               N/A               N/A               N/A

Percentage change in AUV               5.87%              N/A               N/A               N/A               N/A

Ending Number of AUs                     88               N/A               N/A               N/A               N/A

MARKET OPPORTUNITY FUND II
(J)

Beginning AUV                       $10.009               N/A               N/A               N/A               N/A
Ending AUV                          $10.141               N/A               N/A               N/A               N/A

Percentage change in AUV               1.32%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO
(N)

Beginning AUV                        $1.500            $1.354            $1.227            $1.023               N/A
Ending AUV                           $1.598            $1.500            $1.354            $1.227               N/A

Percentage change in AUV               6.53%            10.78%            10.35%            19.94%              N/A

Ending Number of AUs              1,670,481         1,913,372         2,143,632         2,389,778               N/A

INTERNATIONAL GROWTH
PORTFOLIO (N)

Beginning AUV                        $2.209            $1.693            $1.443            $1.014               N/A
Ending AUV                           $3.203            $2.209            $1.693            $1.443               N/A

Percentage change in AUV              45.00%            30.48%            17.33%            42.31%              N/A

Ending Number of AUs                563,228           302,852           190,620           126,362               N/A

LARGE CAP GROWTH PORTFOLIO

Beginning AUV                        $1.956            $1.902            $1.845            $1.420            $1.960
Ending AUV                           $2.148            $1.956            $1.902            $1.845            $1.420

Percentage change in AUV               9.82%             2.84%             3.09%            29.93%          -27.56%

Ending Number of AUs              5,464,965         6,339,903         7,373,305         8,086,185         8,335,942

MID CAP GROWTH PORTFOLIO

Beginning AUV                        $2.208            $1.994            $1.675            $1.257            $1.769
Ending AUV                           $2.474            $2.208            $1.994            $1.675            $1.257

Percentage change in AUV              12.05%            10.73%            19.04%            33.25%          -28.94%

Ending Number of AUs              3,843,947         4,591,198         5,158,407         5,532,850         6,080,495

WORLDWIDE GROWTH PORTFOLIO

Beginning AUV                        $2.358            $2.259            $2.186            $1.788            $2.434
Ending AUV                           $2.749            $2.358            $2.259            $2.186            $1.788

Percentage change in AUV              16.58%             4.38%             3.34%            22.26%          -26.54%

Ending Number of AUs              5,388,415         6,575,975         7,751,025         8,851,812        10,116,502

------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES
INC.:

EMERGING MARKETS PORTFOLIO
(O)

Beginning AUV                       $17.566           $12.653            $9.816               N/A               N/A
Ending AUV                          $22.510           $17.566           $12.653               N/A               N/A

Percentage change in AUV              28.15%            38.83%            28.90%              N/A               N/A

Ending Number of AUs                 45,419            51,521             7,765               N/A               N/A

INTERNATIONAL EQUITY
PORTFOLIO (O)

Beginning AUV                       $12.321           $11.292            $9.932               N/A               N/A
Ending AUV                          $14.888           $12.321           $11.292               N/A               N/A

Percentage change in AUV              20.83%             9.11%            13.69%              N/A               N/A

Ending Number of AUs                  4,838             4,454             3,483               N/A               N/A

SMALL CAP PORTFOLIO (F)

Beginning AUV                        $1.580            $1.541            $1.360            $1.005            $1.238

Ending AUV                           $1.809            $1.580            $1.541            $1.360            $1.005

Percentage change in AUV              14.49%             2.53%            13.31%            35.32%          -18.83%

Ending Number of AUs              1,131,941         1,644,464         2,652,167         2,927,485         3,188,949


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
INC.: (CONTINUED)

US STRATEGIC EQUITY (F)
(FORMERLY EQUITY PORTFOLIO)

Beginning AUV                        $1.148            $1.126            $1.022            $0.836            $1.012
Ending AUV                           $1.330            $1.148            $1.126            $1.022            $0.836

Percentage change in AUV              15.85%             1.95%            10.18%            22.25%          -17.37%

Ending Number of AUs                243,926           109,118           165,803           261,082           292,644

------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE
INCOME TRUST:

GLOBAL HIGH YIELD BOND
PORTFOLIO (Q)

Beginning AUV                       $10.551           $10.009               N/A               N/A               N/A
Ending AUV                          $11.512           $10.551               N/A               N/A               N/A

Percentage change in AUV               9.11%             5.42%              N/A               N/A               N/A

Ending Number of AUs                  4,288               576               N/A               N/A               N/A

GOVERNMENT PORTFOLIO (Q)

Beginning AUV                       $10.013            $9.999               N/A               N/A               N/A
Ending AUV                          $10.279           $10.013               N/A               N/A               N/A

Percentage change in AUV               2.66%             0.14%              N/A               N/A               N/A

Ending number of AUs                      0             2,139               N/A               N/A               N/A

STRATEGIC BOND PORTFOLIO (O)

Beginning AUV                       $10.724           $10.613            $9.998               N/A               N/A
Ending AUV                          $11.107           $10.724           $10.613               N/A               N/A

Percentage change in AUV               3.57%             1.05%             6.15%              N/A               N/A

Ending Number of AUs                176,754           130,065           102,658               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND,
INC.:

AMERICA' VALUE PORTFOLIO (A)

Beginning AUV                        $1.436            $1.403            $1.221            $1.000               N/A
Ending AUV                           $1.622            $1.436            $1.403            $1.221               N/A

Percentage change in AUV              12.95%             2.35%            14.91%            22.10%              N/A

Ending Number of AUs                288,925           365,042           264,478             6,871               N/A

GROWTH AND INCOME PORTFOLIO
(F)

Beginning AUV                        $1.434            $1.409            $1.268            $0.982            $1.214
Ending AUV                           $1.659            $1.434            $1.409            $1.268            $0.982

Percentage change in AUV              15.69%             1.77%            11.12%            29.12%          -19.14%

Ending Number of AUs              3,533,540         4,244,174         5,249,873         4,343,974         3,850,120

------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:

FASCIANO PORTFOLIO (A)

Beginning AUV                        $1.404            $1.384            $1.254            $1.004               N/A
Ending AUV                           $1.457            $1.404            $1.384            $1.254               N/A

Percentage change in AUV               3.77%             1.45%            10.37%            24.90%              N/A

Ending Number of AUs                  9,059            12,815             9,685             5,887               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:
(CONTINUED)

LEHMAN BROTHERS HIGH INCOME
BOND PORTFOLIO (Q) (FORMERLY
HIGH INCOME BOND PORTFOLIO)

Beginning AUV                       $10.322            $9.999               N/A               N/A               N/A
Ending AUV                          $10.939           $10.322               N/A               N/A               N/A

Percentage change in AUV               5.98%             3.23%              N/A               N/A               N/A

Ending Number of AUs                     79                79               N/A               N/A               N/A

LEHMAN BROTHERS SHORT
DURATION BOND PORTFOLIO (E)
(FORMERLY LIMITED MATURITY
BOND PORTFOLIO)

Beginning AUV                        $1.266            $1.265            $1.273            $1.261            $1.214
Ending AUV                           $1.301            $1.266            $1.265            $1.273            $1.261

Percentage change in AUV               2.76%             0.08%           -0.63%              0.95%             3.90%

Ending Number of AUs                858,838           973,372         1,678,602         2,004,253         2,085,786

MID CAP GROWTH PORTFOLIO (C)

Beginning AUV                        $0.975            $0.869            $0.758            $0.600            $0.861
Ending AUV                           $1.102            $0.975            $0.869            $0.758            $0.600

Percentage change in AUV              13.03%            12.20%            14.64%            26.33%          -30.31%

Ending Number of AUs                233,590           191,029           195,466           111,072            67,301

PARTNERS PORTFOLIO (E)

Beginning AUV                        $1.747            $1.500            $1.279            $0.960            $1.284
Ending AUV                           $1.933            $1.747            $1.500            $1.279            $0.960

Percentage change in AUV              10.65%            16.47%            17.28%            33.23%          -25.21%

Ending Number of AUs              1,318,394         1,546,378         1,390,068         1,478,540         1,922,162

REGENCY PORTFOLIO (A)

Beginning AUV                        $1.737            $1.572            $1.303            $1.001               N/A
Ending AUV                           $1.904            $1.737            $1.572            $1.303               N/A

Percentage change in AUV               9.61%            10.50%            20.64%            30.17%              N/A

Ending Number of AUs                156,384           234,300            97,341             1,612               N/A

SOCIALLY RESPONSIVE
PORTFOLIO (O)

Beginning AUV                       $11.902           $11.295           $10.015               N/A               N/A
Ending AUV                          $13.345           $11.902           $11.295               N/A               N/A

Percentage change in AUV              12.12%             5.37%            12.78%              N/A               N/A

Ending Number of AUs                 16,463            20,839                 0               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE
TRUST:

ALL ASSET FUND (H)

Beginning AUV                        $9.973               N/A               N/A               N/A               N/A
Ending AUV                          $10.383               N/A               N/A               N/A               N/A

Percentage change in AUV               4.11%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

COMMODITYREALRETURN STRATEGY
FUND (H)

Beginning AUV                       $10.104               N/A               N/A               N/A               N/A
Ending AUV                           $9.516               N/A               N/A               N/A               N/A

Percentage change in AUV             -5.82%               N/A               N/A               N/A               N/A

Ending Number of AUs                  3,087               N/A               N/A               N/A               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST: (CONTINUED)

EMERGING MARKETS BOND FUND
(H)

Beginning AUV                        $9.978               N/A               N/A               N/A               N/A
Ending AUV                          $10.733               N/A               N/A               N/A               N/A

Percentage change in AUV               7.57%              N/A               N/A               N/A               N/A

Ending Number of AUs                    335               N/A               N/A               N/A               N/A

FOREIGN BOND US
DOLLAR-HEDGED FUND (H)

Beginning AUV                       $10.009               N/A               N/A               N/A               N/A
Ending AUV                          $10.234               N/A               N/A               N/A               N/A

Percentage change in AUV               2.25%              N/A               N/A               N/A               N/A

Ending Number of AUs                    237               N/A               N/A               N/A               N/A

GLOBAL BOND UNHEDGED FUND
(H)

Beginning AUV                       $10.000               N/A               N/A               N/A               N/A
Ending AUV                          $10.161               N/A               N/A               N/A               N/A

Percentage change in AUV               1.61%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

HIGH YIELD FUND (H)

Beginning AUV                        $9.989               N/A               N/A               N/A               N/A
Ending AUV                          $10.529               N/A               N/A               N/A               N/A

Percentage change in AUV               5.41%              N/A               N/A               N/A               N/A

Ending Number of AUs                    136               N/A               N/A               N/A               N/A

LONG TERM US GOVERNMENT FUND
(J)

Beginning AUV                       $10.047               N/A               N/A               N/A               N/A
Ending AUV                           $9.919               N/A               N/A               N/A               N/A

Percentage change in AUV             -1.27%               N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

LOW DURATION FUND (J)

Beginning AUV                       $10.011               N/A               N/A               N/A               N/A
Ending AUV                          $10.029               N/A               N/A               N/A               N/A

Percentage change in AUV               0.18%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

MONEY MARKET FUND (O)

Beginning AUV                       $10.110            $9.976            $9.999               N/A               N/A
Ending AUV                          $10.430           $10.110            $9.976               N/A               N/A

Percentage change in AUV               3.17%             1.34%           -0.23%               N/A               N/A

Ending Number of AUs                 76,404            22,797             2,294               N/A               N/A

REALESTATEREALRETURN
STRATEGY (H)

Beginning AUV                        $9.823               N/A               N/A               N/A               N/A
Ending AUV                          $11.853               N/A               N/A               N/A               N/A

Percentage change in AUV              20.67%              N/A               N/A               N/A               N/A

Ending Number of AUs                  1,488               N/A               N/A               N/A               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST: (CONTINUED)

REAL RETURN FUND (A)

Beginning AUV                        $1.137            $1.129            $1.052            $1.004               N/A
Ending AUV                           $1.129            $1.137            $1.129            $1.052               N/A

Percentage change in AUV             -0.70%              0.71%             7.32%             4.78%              N/A

Ending Number of AUs                379,230           769,359           710,662            76,189               N/A

SHORT TERM FUND (O)

Beginning AUV                       $10.120           $10.011           $10.000               N/A               N/A
Ending AUV                          $10.407           $10.120           $10.011               N/A               N/A

Percentage change in AUV               2.84%             1.09%             0.11%              N/A               N/A

Ending Number of AUs                 28,544            74,852            35,102               N/A               N/A


STOCKPLUS TOTAL RETURN FUND
(H)

Beginning AUV                        $9.904               N/A               N/A               N/A               N/A
Ending AUV                          $10.932               N/A               N/A               N/A               N/A

Percentage change in AUV              10.38%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

TOTAL RETURN PORTFOLIO (A)

Beginning AUV                        $1.057            $1.046            $1.011            $1.000               N/A
Ending AUV                           $1.082            $1.057            $1.046            $1.011               N/A

Percentage change in AUV               2.37%             1.05%             3.46%             1.10%              N/A

Ending Number of AUs                736,594           887,117           890,177           327,734               N/A

------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACT
TRUST:

CORE BOND PORTFOLIO (M)

Beginning AUV                        $9.977           $10.000               N/A               N/A               N/A
Ending AUV                          $10.197            $9.977               N/A               N/A               N/A

Percentage change in AUV               2.21%           -0.23%               N/A               N/A               N/A

Ending number of AUs                  3,987                 7               N/A               N/A               N/A

CULLEN VALUE PORTFOLIO (J)

Beginning AUV                        $9.935               N/A               N/A               N/A               N/A
Ending AUV                          $10.331               N/A               N/A               N/A               N/A

Percentage change in AUV               3.99%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

EMERGING MARKETS PORTFOLIO
(J)

Beginning AUV                       $10.036               N/A               N/A               N/A               N/A
Ending AUV                          $11.144               N/A               N/A               N/A               N/A

Percentage change in AUV              11.04%              N/A               N/A               N/A               N/A

Ending Number of AUs                    449               N/A               N/A               N/A               N/A

EQUITY INCOME PORTFOLIO (K)

Beginning AUV                        $1.088            $1.046            $0.914            $0.758            $0.916
Ending AUV                           $1.310            $1.088            $1.046            $0.914            $0.758

Percentage change in AUV              20.40%             4.02%            14.44%            20.58%          -17.25%

Ending Number of AUs                753,585           657,577           470,242         2,058,221         2,551,853

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT
TRUST: (CONTINUED)

FUND PORTFOLIO (K)

Beginning AUV                        $0.971            $0.929            $0.850            $0.698            $0.877
Ending AUV                           $1.114            $0.971            $0.929            $0.850            $0.698

Percentage change in AUV              14.73%             4.52%             9.29%            21.78%          -20.41%

Ending Number of AUs                367,955           368,425           387,805           468,540           194,780

GLOBAL HIGH YIELD PORTFOLIO
(J)

Beginning AUV                       $10.012               N/A               N/A               N/A               N/A
Ending AUV                          $10.243               N/A               N/A               N/A               N/A

Percentage change in AUV               2.31%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

HIGH YIELD PORTFOLIO (Q)

Beginning AUV                       $10.445           $10.003               N/A               N/A               N/A
Ending AUV                          $11.149           $10.445               N/A               N/A               N/A

Percentage change in AUV               6.74%             4.42%              N/A               N/A               N/A

Ending number of AUs                  3,352                 0               N/A               N/A               N/A

INTERNATIONAL VALUE
PORTFOLIO (J)

Beginning AUV                       $10.012               N/A               N/A               N/A               N/A
Ending AUV                          $10.534               N/A               N/A               N/A               N/A

Percentage change in AUV               5.21%              N/A               N/A               N/A               N/A

Ending Number of AUs                  8,704               N/A               N/A               N/A               N/A

MID CAP VALUE PORTFOLIO (Q)

Beginning AUV                       $10.904           $10.057               N/A               N/A               N/A
Ending AUV                          $12.073           $10.904               N/A               N/A               N/A

Percentage change in AUV              10.72%             8.42%              N/A               N/A               N/A

Ending number of AUs                  3,944             1,877               N/A               N/A               N/A

SMALL CAP VALUE PORTFOLIO
(J)

Beginning AUV                        $9.843               N/A               N/A               N/A               N/A
Ending AUV                          $10.290               N/A               N/A               N/A               N/A

Percentage change in AUV               4.54%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

STRATEGIC INCOME PORTFOLIO
(J)

Beginning AUV                       $10.019               N/A               N/A               N/A               N/A
Ending AUV                          $10.098               N/A               N/A               N/A               N/A

Percentage change in AUV               0.79%              N/A               N/A               N/A               N/A

Ending Number of AUs                    357               N/A               N/A               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:

MICRO-CAP PORTFOLIO (A)

Beginning AUV                        $1.823            $1.657            $1.476            $1.005               N/A
Ending AUV                           $2.177            $1.823            $1.657            $1.476               N/A

Percentage change in AUV              19.42%            10.02%            12.26%            46.87%              N/A

Ending Number of AUs                364,455           307,606           531,677           183,716               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
(CONTINUED)

SMALL-CAP PORTFOLIO (A)

Beginning AUV                        $1.837            $1.716            $1.393            $0.998               N/A
Ending AUV                           $2.094            $1.837            $1.716            $1.393               N/A

Percentage change in AUV              13.99%             7.05%            23.19%            39.58%              N/A

Ending Number of AUs                481,321           723,126           529,886           132,304               N/A

------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

CLS ADVISORONE AMERIGO FUND
(Q)

Beginning AUV                       $11.267           $10.041               N/A               N/A               N/A
Ending AUV                          $12.481           $11.267               N/A               N/A               N/A

Percentage change in AUV              10.77%            12.21%              N/A               N/A               N/A

Ending Number of AUs                 75,860               138               N/A               N/A               N/A

CLS ADVISORONE CLERMONT FUND
(Q)

Beginning AUV                       $10.527           $10.027               N/A               N/A               N/A
Ending AUV                          $11.250           $10.527               N/A               N/A               N/A

Percentage change in AUV               6.87%             4.99%              N/A               N/A               N/A

Ending Number of AUs                 38,256                46               N/A               N/A               N/A

ABSOLUTE RETURN STRATEGIES
FUND (L)

Beginning AUV                        $9.996               N/A               N/A               N/A               N/A
Ending AUV                          $10.301               N/A               N/A               N/A               N/A

Percentage change in AUV               3.05%              N/A               N/A               N/A               N/A

Ending Number of AUs                  9,295               N/A               N/A               N/A               N/A

BANKING FUND (O)

Beginning AUV                       $11.100           $11.576           $10.096               N/A               N/A
Ending AUV                          $12.177           $11.100           $11.576               N/A               N/A

Percentage change in AUV               9.70%           -4.11%             14.66%              N/A               N/A

Ending Number of AUs                  1,375               425             2,513               N/A               N/A

BASIC MATERIALS FUND (O)

Beginning AUV                       $12.688           $12.367            $9.969               N/A               N/A
Ending AUV                          $15.302           $12.688           $12.367               N/A               N/A

Percentage change in AUV              20.60%             2.60%            24.05%              N/A               N/A

Ending Number of AUs                  7,274             6,512             1,011               N/A               N/A

BIOTECHNOLOGY FUND (O)

Beginning AUV                       $10.095            $9.250            $9.795               N/A               N/A
Ending AUV                           $9.624           $10.095            $9.250               N/A               N/A

Percentage change in AUV             -4.67%              9.14%           -5.56%               N/A               N/A

Ending Number of AUs                  5,531             6,343               118               N/A               N/A

COMMODITIES STRATEGY FUND (D)

Beginning AUV                        $9.635           $10.048               N/A               N/A               N/A
Ending AUV                           $7.803            $9.635               N/A               N/A               N/A

Percentage change in AUV            -19.01%            -4.11%               N/A               N/A               N/A

Ending Number of AUs                    563                95               N/A               N/A               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

CONSUMER PRODUCTS FUND (O)

Beginning AUV                       $10.218           $10.403           $10.096               N/A               N/A
Ending AUV                          $11.832           $10.218           $10.403               N/A               N/A

Percentage change in AUV              15.80%           -1.78%              3.04%              N/A               N/A

Ending Number of AUs                  1,070            17,680             1,186               N/A               N/A

DYNAMIC DOW FUND (P)

Beginning AUV                       $10.470           $11.037            $9.918               N/A               N/A
Ending AUV                          $13.478           $10.470           $11.037               N/A               N/A

Percentage change in AUV              28.73%           -5.14%             11.28%              N/A               N/A

Ending Number of AUs                  5,085             3,532                14               N/A               N/A

DYNAMIC OTC FUND (O)

Beginning AUV                       $11.581           $12.111            $9.767               N/A               N/A
Ending AUV                          $11.975           $11.581           $12.111               N/A               N/A

Percentage change in AUV               3.40%           -4.38%             24.00%              N/A               N/A

Ending Number of AUs                  4,883             5,081             1,719               N/A               N/A

DYNAMIC RUSSELL 2000 FUND
(J)

Beginning AUV                        $9.620               N/A               N/A               N/A               N/A
Ending AUV                          $10.374               N/A               N/A               N/A               N/A

Percentage change in AUV               7.84%              N/A               N/A               N/A               N/A

Ending Number of AUs                      9               N/A               N/A               N/A               N/A

DYNAMIC S&P 500 FUND (O)

Beginning AUV                       $11.784           $11.559           $10.054               N/A               N/A
Ending AUV                          $14.375           $11.784           $11.559               N/A               N/A

Percentage change in AUV              21.99%             1.95%            14.97%              N/A               N/A

Ending Number of AUs                  3,614             2,907            12,056               N/A               N/A

DYNAMIC STRENGTHENING DOLLAR
FUND (D)

Beginning AUV                       $10.350           $10.120               N/A               N/A               N/A
Ending AUV                           $9.122           $10.350               N/A               N/A               N/A

Percentage change in AUV            -11.86%              2.27%              N/A               N/A               N/A

Ending Number of AUs                      0                 0               N/A               N/A               N/A

DYNAMIC WEAKENING DOLLAR
FUND (D)

Beginning AUV                        $9.659            $9.880               N/A               N/A               N/A
Ending AUV                          $11.117            $9.659               N/A               N/A               N/A

Percentage change in AUV              15.09%           -2.24%               N/A               N/A               N/A

Ending Number of AUs                    506                 5               N/A               N/A               N/A

ELECTRONICS FUND (O)

Beginning AUV                        $9.319            $9.098            $9.740               N/A               N/A
Ending AUV                           $9.418            $9.319            $9.098               N/A               N/A

Percentage change in AUV               1.06%             2.43%           -6.59%               N/A               N/A

Ending Number of AUs                    430                76               707               N/A               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

ENERGY FUND (O)

Beginning AUV                       $16.525           $12.095           $10.225               N/A               N/A
Ending AUV                          $18.239           $16.525           $12.095               N/A               N/A

Percentage change in AUV              10.37%            36.63%            18.29%              N/A               N/A

Ending Number of AUs                 28,488            49,130            14,480               N/A               N/A

ENERGY SERVICES FUND (O)

Beginning AUV                       $17.674           $12.085           $10.174               N/A               N/A
Ending AUV                          $19.343           $17.674           $12.085               N/A               N/A

Percentage change in AUV               9.44%            46.25%            18.78%              N/A               N/A

Ending Number of AUs                 20,102            38,617             8,519               N/A               N/A

ESSENTIAL PORTFOLIO
AGGRESSIVE FUND (J)

Beginning AUV                        $9.908               N/A               N/A               N/A               N/A
Ending AUV                          $10.275               N/A               N/A               N/A               N/A

Percentage change in AUV               3.70%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

ESSENTIAL PORTFOLIO
CONSERVATIVE FUND (J)

Beginning AUV                        $9.984               N/A               N/A               N/A               N/A
Ending AUV                          $10.115               N/A               N/A               N/A               N/A

Percentage change in AUV               1.31%              N/A               N/A               N/A               N/A

Ending Number of AUs                 10,884               N/A               N/A               N/A               N/A

ESSENTIAL PORTFOLIO
MODERATE FUND (J)

Beginning AUV                        $9.952               N/A               N/A               N/A               N/A
Ending AUV                          $10.263               N/A               N/A               N/A               N/A

Percentage change in AUV               3.13%              N/A               N/A               N/A               N/A

Ending Number of AUs                  1,525               N/A               N/A               N/A               N/A

EUROPE ADVANTAGE FUND (O)

Beginning AUV                       $12.625           $12.038           $10.113               N/A               N/A
Ending AUV                          $16.124           $12.625           $12.038               N/A               N/A

Percentage change in AUV              27.71%             4.88%            19.03%              N/A               N/A

Ending Number of AUs                  2,301             2,541             1,724               N/A               N/A

FINANCIAL SERVICES FUND (O)

Beginning AUV                       $11.692           $11.469           $10.048               N/A               N/A
Ending AUV                          $13.460           $11.692           $11.469               N/A               N/A

Percentage change in AUV              15.12%             1.94%            14.14%              N/A               N/A

Ending Number of AUs                  1,644               957                 0               N/A               N/A

GOVERNMENT LONG BOND
ADVANTAGE FUND (A)

Beginning AUV                        $1.098            $1.034            $0.967            $0.998               N/A
Ending AUV                           $1.049            $1.098            $1.034            $0.967               N/A

Percentage change in AUV             -4.46%              6.19%             6.93%           -3.11%               N/A

Ending Number of AUs                 54,367            43,176            18,325             1,502               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

HEALTH CARE FUND (O)

Beginning AUV                       $10.975           $10.059           $10.065               N/A               N/A
Ending AUV                          $11.376           $10.975           $10.059               N/A               N/A

Percentage change in AUV               3.65%             9.11%           -0.06%               N/A               N/A

Ending Number of AUs                 31,529            17,491             3,424               N/A               N/A

HEDGED EQUITY FUND (L)

Beginning AUV                        $9.996               N/A               N/A               N/A               N/A
Ending AUV                          $10.276               N/A               N/A               N/A               N/A

Percentage change in AUV               2.80%              N/A               N/A               N/A               N/A

Ending Number of AUs                      0               N/A               N/A               N/A               N/A

INTERNET FUND (O)

Beginning AUV                       $10.882           $11.189            $9.793               N/A               N/A
Ending AUV                          $11.772           $10.882           $11.189               N/A               N/A

Percentage change in AUV               8.18%           -2.74%             14.26%              N/A               N/A

Ending Number of AUs                    801             2,183             2,877               N/A               N/A

INVERSE DYNAMIC DOW (P)

Beginning AUV                        $8.729            $8.710           $10.077               N/A               N/A
Ending AUV                           $6.734            $8.729            $8.710               N/A               N/A

Percentage change in AUV            -22.85%              0.22%          -13.57%               N/A               N/A

Ending Number of AUs                    428               877               391               N/A               N/A

INVERSE GOVERNMENT LONG BOND
FUND (A)

Beginning AUV                        $0.810            $0.866            $0.983            $1.000               N/A
Ending AUV                           $0.863            $0.810            $0.866            $0.983               N/A

Percentage change in AUV               6.54%           -6.47%           -11.90%            -1.70%               N/A

Ending Number of AUs                 29,520           147,311           455,758             4,118               N/A

INVERSE MID-CAP FUND (P)

Beginning AUV                        $7.917            $8.742            $9.942               N/A               N/A
Ending AUV                           $7.509            $7.917            $8.742               N/A               N/A

Percentage change in AUV             -5.15%            -9.44%           -12.07%               N/A               N/A

Ending Number of AUs                    314                 0                 0               N/A               N/A

INVERSE OTC FUND (O)

Beginning AUV                        $8.622            $8.634           $10.109               N/A               N/A
Ending AUV                           $8.383            $8.622            $8.634               N/A               N/A

Percentage change in AUV             -2.77%            -0.14%           -14.59%               N/A               N/A

Ending Number of AUs                  3,883               737                 0               N/A               N/A

INVERSE RUSSELL 2000 FUND
(P)

Beginning AUV                        $8.086            $8.458            $9.964               N/A               N/A
Ending AUV                           $7.020            $8.086            $8.458               N/A               N/A

Percentage change in AUV            -13.18%            -4.40%           -15.11%               N/A               N/A

Ending Number of AUs                  9,377               791                 0               N/A               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

INVERSE S&P 500 FUND (A)

Beginning AUV                        $0.695            $0.710            $0.802            $0.999               N/A
Ending AUV                           $0.634            $0.695            $0.710            $0.802               N/A

Percentage change in AUV             -8.78%            -2.11%           -11.47%           -19.72%               N/A

Ending Number of AUs                 23,060            36,315             6,333             1,884               N/A

JAPAN ADVANTAGE FUND (O)

Beginning AUV                       $12.246           $10.318            $9.875               N/A               N/A
Ending AUV                          $12.696           $12.246           $10.318               N/A               N/A

Percentage change in AUV               3.67%            18.69%             4.49%              N/A               N/A

Ending Number of AUs                  3,596            23,249               358               N/A               N/A


LARGE CAP GROWTH (P)

Beginning AUV                       $10.527           $10.489            $9.955               N/A               N/A
Ending AUV                          $10.942           $10.527           $10.489               N/A               N/A

Percentage change in AUV               3.94%             0.36%             5.36%              N/A               N/A

Ending Number of AUs                  1,579             1,945                 2               N/A               N/A

LARGE CAP VALUE FUND (P)

Beginning AUV                       $11.473           $11.167            $9.964               N/A               N/A
Ending AUV                          $13.313           $11.473           $11.167               N/A               N/A

Percentage change in AUV              16.04%             2.74%            12.07%              N/A               N/A

Ending Number of AUs                 11,881             7,134                 2               N/A               N/A

LEISURE FUND (O)

Beginning AUV                       $10.794           $11.507           $10.021               N/A               N/A
Ending AUV                          $13.143           $10.794           $11.507               N/A               N/A

Percentage change in AUV              21.76%           -6.20%             14.83%              N/A               N/A

Ending Number of AUs                  1,057             1,530             1,414               N/A               N/A

MID CAP ADVANTAGE FUND (A)

Beginning AUV                        $2.009            $1.786            $1.483            $1.000               N/A
Ending AUV                           $2.188            $2.009            $1.786            $1.483               N/A

Percentage change in AUV               8.91%            12.49%            20.43%            48.30%              N/A

Ending Number of AUs                 39,625            27,718            18,072            19,304               N/A

MID-CAP GROWTH FUND (P)

Beginning AUV                       $12.157           $11.060           $10.057               N/A               N/A
Ending AUV                          $12.364           $12.157           $11.060               N/A               N/A

Percentage change in AUV               1.70%             9.92%             9.97%              N/A               N/A

Ending Number of AUs                  3,357             4,194                 4               N/A               N/A

MID-CAP VALUE FUND (P)

Beginning AUV                       $12.091           $11.319           $10.040               N/A               N/A
Ending AUV                          $13.959           $12.091           $11.319               N/A               N/A

Percentage change in AUV              15.45%             6.82%            12.74%              N/A               N/A

Ending Number of AUs                  4,053               932                19               N/A               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

MULTI-CAP CORE EQUITY FUND
(L)

Beginning AUV                        $9.973               N/A               N/A               N/A               N/A
Ending AUV                          $10.892               N/A               N/A               N/A               N/A

Percentage change in AUV               9.21%              N/A               N/A               N/A               N/A

Ending Number of AUs                    438               N/A               N/A               N/A               N/A

NOVA FUND (G)

Beginning AUV                       $11.498           $11.214            $9.922            $7.229           $11.405
Ending AUV                          $13.523           $11.498           $11.214            $9.922            $7.229

Percentage change in AUV              17.61%             2.53%            13.02%            37.25%          -36.62%

Ending Number of AUs                 19,488            23,523            31,683            53,525            13,902

OTC FUND (G)

Beginning AUV                       $14.039           $14.079           $13.058            $9.106           $15.102
Ending AUV                          $14.643           $14.039           $14.079           $13.058            $9.106

Percentage change in AUV               4.30%           -0.28%              7.82%            43.40%          -39.70%

Ending Number of AUs                 84,073            98,672           115,500           164,052           184,756

PRECIOUS METALS FUND (O)

Beginning AUV                       $13.658           $11.457            $9.998               N/A               N/A
Ending AUV                          $16.354           $13.658           $11.457               N/A               N/A

Percentage change in AUV              19.74%            19.21%            14.59%              N/A               N/A

Ending Number of AUs                 14,455             8,779             2,105               N/A               N/A

REAL ESTATE FUND (O)

Beginning AUV                       $14.129           $13.372           $10.091               N/A               N/A
Ending AUV                          $18.215           $14.129           $13.372               N/A               N/A

Percentage change in AUV              28.92%             5.66%            32.51%              N/A               N/A

Ending Number of AUs                 17,924            16,689             9,314               N/A               N/A

RETAILING FUND (O)

Beginning AUV                       $11.093           $10.665            $9.991               N/A               N/A
Ending AUV                          $12.041           $11.093           $10.665               N/A               N/A

Percentage change in AUV               8.55%             4.01%             6.75%              N/A               N/A

Ending Number of AUs                      0               714                 0               N/A               N/A

RUSSELL 2000 ADVANTAGE FUND
(A)

Beginning AUV                        $2.001            $1.953            $1.581            $1.000               N/A
Ending AUV                           $2.385            $2.001            $1.953            $1.581               N/A

Percentage change in AUV              19.19%             2.46%            23.53%            58.10%              N/A

Ending Number of AUs                 62,066            40,491            71,147            63,748               N/A

SECTOR ROTATION FUND (A)

Beginning AUV                        $1.530            $1.364            $1.250            $1.002               N/A
Ending AUV                           $1.681            $1.530            $1.364            $1.250               N/A

Percentage change in AUV               9.87%            12.17%             9.12%            24.75%              N/A

Ending Number of AUs                 10,975            23,931             6,292            15,735               N/A


                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
(CONTINUED)

SMALL-CAP GROWTH FUND (P)

Beginning AUV                       $12.075           $11.530           $10.056               N/A               N/A
Ending AUV                          $12.828           $12.075           $11.530               N/A               N/A

Percentage change in AUV               6.24%             4.73%            14.66%              N/A               N/A

Ending Number of AUs                    757             9,255                18               N/A               N/A

SMALL-CAP VALUE FUND (P)

Beginning AUV                       $11.750           $11.497           $10.043               N/A               N/A
Ending AUV                          $13.812           $11.750           $11.497               N/A               N/A

Percentage change in AUV              17.55%             2.20%            14.48%              N/A               N/A

Ending Number of AUs                  4,238               601                44               N/A               N/A

TECHNOLOGY FUND (O)

Beginning AUV                       $10.639           $10.463            $9.844               N/A               N/A
Ending AUV                          $11.109           $10.639           $10.463               N/A               N/A

Percentage change in AUV               4.42%             1.68%             6.29%              N/A               N/A

Ending Number of AUs                 21,439             4,616               112               N/A               N/A

TELECOMMUNICATIONS FUND (O)

Beginning AUV                       $10.803           $10.829            $9.887               N/A               N/A
Ending AUV                          $12.732           $10.803           $10.829               N/A               N/A

Percentage change in AUV              17.86%           -0.24%              9.53%              N/A               N/A

Ending Number of AUs                  6,583               120                67               N/A               N/A

TRANSPORTATION FUND (O)

Beginning AUV                       $13.437           $12.561           $10.022               N/A               N/A
Ending AUV                          $14.229           $13.437           $12.561               N/A               N/A

Percentage change in AUV               5.89%             6.97%            25.33%              N/A               N/A

Ending Number of AUs                  1,248               831               997               N/A               N/A

U.S. GOVERNMENT MONEY MARKET
FUND (C)

Beginning AUV                        $0.975            $0.970            $0.981            $0.995            $1.004
Ending AUV                           $0.999            $0.975            $0.970            $0.981            $0.995

Percentage change in AUV               2.46%             0.52%           -1.12%            -1.41%            -0.90%

Ending Number of AUs                914,147         1,245,618        1,208,167         1,215,159           575,415

UTILITIES FUND (O)

Beginning AUV                       $12.570           $11.529           $10.058               N/A               N/A
Ending AUV                          $14.994           $12.570           $11.529               N/A               N/A

Percentage change in AUV              19.28%             9.03%            14.63%              N/A               N/A

Ending Number of AUs                 10,493            17,041             4,943               N/A               N/A

------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS

COMMUNICATIONS AND
INFORMATION PORTFOLIO (G)

Beginning AUV                        $0.594            $0.561            $0.513            $0.361            $0.574
Ending AUV                           $0.715            $0.594            $0.561            $0.513            $0.361

Percentage change in AUV              20.37%             5.88%             9.36%            42.11%          -37.13%

Ending Number of AUs                856,742           820,165           989,216         1,152,676         1,180,072

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS
(CONTINUED)

GLOBAL TECHNOLOGY PORTFOLIO
(G)

Beginning AUV                        $0.508            $0.477            $0.465            $0.347            $0.516
Ending AUV                           $0.589            $0.508            $0.477            $0.465            $0.347

Percentage change in AUV              15.94%             6.50%             2.58%            34.01%          -32.78%

Ending Number of AUs                499,329           454,604           494,962           517,645           601,816

------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES
TRUST:

VALUE PORTFOLIO (A)

Beginning AUV                        $1.837            $1.625            $1.374            $1.000               N/A
Ending AUV                           $2.097            $1.837            $1.625            $1.374               N/A

Percentage change in AUV              14.15%            13.05%            18.27%            37.40%              N/A

Ending Number of AUs                713,852           524,701           361,367            97,910               N/A

------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE
TRUST:

WORLDWIDE ABSOLUTE RETURN
FUND (A)

Beginning AUV                        $0.964            $0.976            $0.993            $1.000               N/A
Ending AUV                           $1.033            $0.964            $0.976            $0.993               N/A

Percentage change in AUV               7.16%           -1.23%            -1.71%            -0.70%               N/A

Ending Number of AUs                136,055            14,055            12,959           430,824               N/A

WORLDWIDE BOND FUND

Beginning AUV                        $1.420            $1.485            $1.380            $1.184            $0.987
Ending AUV                           $1.491            $1.420            $1.485            $1.380            $1.184

Percentage change in AUV               5.00%           -4.38%              7.61%            16.55%            19.95%

Ending Number of AUs                379,230           597,238           808,414           533,951           515,486

WORLDWIDE EMERGING MARKETS
FUND

Beginning AUV                        $1.658            $1.274            $1.026            $0.675            $0.705
Ending AUV                           $2.281            $1.658            $1.274            $1.026            $0.675

Percentage change in AUV              37.58%            30.14%            24.17%            52.00%           -4.23%

Ending Number of AUs                921,518         1,095,264         1,351,728         1,099,798         1,103,610

WORLDWIDE HARD ASSETS FUND

Beginning AUV                        $2.402            $1.606            $1.314            $0.918            $0.958

Ending AUV                           $2.949            $2.402            $1.606            $1.314            $0.918

Percentage change in AUV              22.77%            49.56%            22.22%            43.14%           -4.21%

Ending Number of AUs                886,640         1,111,996         1,091,616         1,214,699         1,115,980

WORLDWIDE REAL ESTATE FUND
(F)

Beginning AUV                        $2.002            $1.678            $1.249            $0.942            $1.000
Ending AUV                           $2.585            $2.002            $1.678            $1.249            $0.942

Percentage change in AUV              29.12%            19.31%            34.35%            32.59%           -5.79%

Ending Number of AUs                392,866           406,942           422,929           451,300           369,918

------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE
VARIABLE TRUST:

DISCOVERY FUND (R)

Beginning AUV                       $11.355            $9.904               N/A               N/A               N/A
Ending AUV                          $12.838           $11.355               N/A               N/A               N/A

Percentage change in AUV              13.06%            14.65%              N/A               N/A               N/A

Ending Number of AUs                200,960           225,034               N/A               N/A               N/A

                                       2006              2005              2004              2003              2002
------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE
VARIABLE TRUST: (CONTINUED)

OPPORTUNITY FUND (E):

Beginning AUV                        $2.211            $2.078            $1.783            $1.319            $1.828
Ending AUV                           $2.447            $2.211            $2.078            $1.783            $1.319

Percentage change in AUV              10.67%             6.40%            16.55%            35.18%          -27.86%

Ending Number of AUs              1,055,260         1,324,297         1,676,868         1,710,265         2,068,788

------------------------------------------------------------------------------------------------------------------------



(a) The first Beginning AUV was on the inception date of May 1, 2003.

(b) The first Beginning AUV was on the inception date of April 28, 2006.

(c) The first Beginning AUV was on the inception date of May 1, 2001.

(d) The first Beginning AUV was on the inception date of October 21, 2005.

(e) The first Beginning AUV was on the inception date of May 1, 1997.

(f) The first Beginning AUV was on the inception date of May 1, 1998.

(g) The first Beginning AUV was on the inception date of May 1, 2000.

(h) The first Beginning AUV was on the inception date of May 1, 2006.

(i) The first Beginning AUV was on the inception date of October 26, 2001.

(j) The first Beginning AUV was on the inception date of November 1, 2006.

(k) The first Beginning AUV was on the inception date of January 2, 2001.

(l) The first Beginning AUV was on the inception date of February 3, 2006.

(m) The first Beginning AUV was on the inception date of July 15, 2005.

(n) The first Beginning AUV was on the inception date of March 21, 2003.

(o) The first Beginning AUV was on the inception date of May 1, 2004.

(p) The first Beginning AUV was on the inception date of July 15, 2004.

(q) The first Beginning AUV was on the inception date of May 1, 2005.

(r) The first Beginning AUV was on the inception date of April 8, 2005.

                                PRIVACY NOTICE OF

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2007

We take your privacy seriously. This notice describes how we treat data about our customers. We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

o  The Medical Information Bureau

o  Consumer Reporting Agencies

o  Service Providers who conduct marketing services on our behalf

o  Motor Vehicle Bureaus

o  Other Data Providers

Data we collect may include:

o  Name, address, e-mail address, phone number

o  Social Security Number

o  Demographic Data

o Health data (for life insurance buyers) or other data about illness, disability or injury

o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

o  Insurance companies, agents, reinsurers

o  Group policyholders for purpose of reporting claims experience

o  Medical Laboratories and Prescription or Pharmacy Database Managers

o  Medical Information and Motor Vehicle Bureaus or similar institutions

o  A court or governmental agency when there is a lawful request

o  Law enforcement officials to prevent criminal activity and/or fraud

o  Service providers that perform marketing services for us

o  Service providers that perform administrative services for us

o  Joint Marketing Partners

o  Unaffiliated Fund Families

o  Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

o  Underwrite policies

o  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000

                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-0507) dated May 1, 2007 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,

   --------------------------------------------------------------------------
                                  (Signature)

--------------------------------------------------------------------------------


                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2007, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0507

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION                                                       B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                   B-3

PUBLISHED RATINGS                                                         B-7

ADMINISTRATION                                                            B-7

ANNUITY PROVISIONS                                                        B-7

DISTRIBUTION                                                              B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                 B-9

FINANCIAL STATEMENTS                                                      B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation, and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007 ). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

          ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS The

Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2007.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

Jefferson National Life Insurance Company







Annual Report
to Contract Owners
December 31, 2006








                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2006
================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2006................................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2006......................      8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2005......................     30
Notes to Financial Statements..............................................................................................     50
Report of Independent Registered Public Accounting Firms...................................................................     75

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        SHARES           COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio.......................................................      757,144.390    $ 10,259,757      $ 11,713,022
       Equity Portfolio.........................................................    1,145,688.570      25,382,252         28,401,619
       Fixed Income Portfolio...................................................      327,966.067       3,280,160          3,227,185
       Government Securities Portfolio..........................................      183,020.075       2,119,590          2,068,127
       Money Market Portfolio...................................................    2,611,051.272       2,611,051          2,611,051
     AIM Variable Insurance Funds:
       Basic Value Fund.........................................................       13,622.839         161,734            180,366
       Core Equity Fund.........................................................       23,804.477         598,087            647,958
       Financial Services Fund..................................................        7,492.636         107,794            130,447
       Global Health Care Fund..................................................       12,238.207         224,855            263,244
       Global Real Estate Fund..................................................       65,898.771       1,382,409          1,893,931
       High Yield Fund..........................................................       84,055.744         526,622            514,421
       Mid Cap Core Equity Fund.................................................       10,811.671         143,430            145,093
       Technology Fund..........................................................        6,713.884          83,908             94,129
     The Alger American Fund:
       Growth Portfolio.........................................................      152,424.128       6,066,959          6,282,923
       Leveraged AllCap Portfolio...............................................      209,719.358       6,583,355          8,699,158
       MidCap Growth Portfolio..................................................      180,448.512       3,366,630          3,744,306
       Small Capitalization Portfolio...........................................      113,569.778       1,979,617          3,227,654
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio..............................................        9,322.367         201,462            253,475
     American Century Variable Portfolios, Inc:
       Balanced Fund............................................................       13,110.423          94,135             98,721
       Income & Growth Fund.....................................................      207,176.996       1,359,591          1,787,937
       Inflation Protection Fund................................................        1,464.085          14,851             14,758
       International Fund.......................................................      104,110.379         768,563          1,053,597
       Value Fund...............................................................      532,160.185       4,051,200          4,651,080
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio..........................................        1,699.109          30,651             31,586
     The Dreyfus Socially Responsible Growth Fund, Inc..........................      102,851.603       3,233,587          2,926,128
     Dreyfus Stock Index Fund...................................................      590,160.166      18,769,719         21,334,288
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio..............................................       20,313.234         427,754            518,799
       International Value Portfolio............................................       96,631.599       1,574,759          1,884,316
     Federated Insurance Series:
       Capital Income Fund II...................................................       82,224.303         692,467            800,042
       High Income Bond Fund II.................................................      159,376.487       1,217,585          1,251,106
       International Equity Fund II.............................................       36,747.433         481,169            628,748
       Kaufmann Fund II.........................................................           56.345             902                921
     Janus Aspen Series:
       Growth and Income Portfolio..............................................      143,136.238       1,882,630          2,670,922
       International Growth Portfolio...........................................       35,228.796       1,373,048          1,804,067
       Large Cap Growth Portfolio...............................................      507,768.533      11,814,960         11,739,608
       Mid Cap Growth Portfolio.................................................      288,515.365      10,393,734          9,512,350
       Worldwide Growth Portfolio...............................................      456,185.759      15,366,733         14,812,354
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio...............................................       45,058.438         849,577          1,022,376
       Equity Portfolio.........................................................       25,232.460         297,461            324,489
       International Equity Portfolio...........................................        4,836.949          68,331             72,022
       Small Cap Portfolio......................................................      118,265.457       1,791,261          2,047,175
     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund...................................................        1,183.635          27,689             30,668
       All Cap Fund.............................................................          455.244           8,563              8,886
       Global High Yield Bond Fund..............................................        5,022.234          49,392             49,369
       Large Cap Growth Fund....................................................        1,808.123          21,989             23,216
       Strategic Bond Fund......................................................      191,722.408       2,069,263          1,963,238
       Total Return Fund........................................................          413.219           4,936              5,074
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio................................................       30,668.906         428,674            468,621
       Growth and Income Portfolio..............................................      199,768.124       5,087,691          5,861,196


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        SHARES           COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio.......................................................         908.531        $  13,375         $  13,201
       High Income Bond Portfolio...............................................          87.848              859               865
       Limited Maturity Bond Portfolio..........................................      87,544.798        1,128,147         1,117,072
       Mid-Cap Growth Portfolio.................................................      11,070.225          225,331           257,493
       Partners Portfolio.......................................................      20,560.750        2,279,474         2,551,065
       Regency Portfolio........................................................      18,367.645          286,801           297,740
       Socially Responsive Portfolio............................................      13,148.242          194,382           219,707
     PIMCO Variable Insurance Trust:
       CommodityRealReturn Strategy Fund........................................       2,597.650           32,376            29,379
       Emerging Markets Bond Fund...............................................         257.680            3,550             3,597
       Foreign Bond US Dollar-Hedged Fund.......................................         239.816            2,458             2,422
       High Yield Fund..........................................................         171.537            1,377             1,431
       Money Market Fund........................................................      83,022.190          883,022           883,022
       RealEstateRealReturn Strategy Fund.......................................       1,443.050           17,038            17,634
       Real Return Fund.........................................................      35,893.650          457,873           428,211
       Short-Term Fund..........................................................      29,587.171          297,253           297,055
       Total Return Fund........................................................      78,746.730          817,872           796,917
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio......................................................       4,139.986           40,739            40,654
       Emerging Markets Portfolio...............................................         147.529            5,000             5,004
       Equity Income Portfolio..................................................      39,386.432          873,313           987,418
       Fund Portfolio...........................................................      16,574.072          341,133           409,877
       High Yield Portfolio.....................................................       3,394.632           36,771            37,375
       International Value Portfolio............................................       5,503.253           91,025            91,684
       Mid Cap Value Portfolio..................................................       2,352.465           48,248            47,614
       Money Market Portfolio...................................................      60,482.920           60,483            60,483
       Strategic Income Portfolio...............................................         334.171            3,622             3,609
     Royce Capital Fund:
       Micro-Cap Portfolio......................................................      55,098.680          698,364           793,421
       Small-Cap Portfolio......................................................      94,456.666          897,622         1,007,853
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund..............................................      26,425.660          956,072           946,831
       CLS AdvisorOne Clermont Fund.............................................      14,393.949          430,239           430,379
       Absolute Return Strategies Fund..........................................       3,654.447           96,414            95,746
       Banking Fund.............................................................         516.150           16,019            16,744
       Basic Materials Fund.....................................................       3,339.363          104,012           111,301
       Biotechnology Fund.......................................................       2,576.533           53,528            53,231
       Commodities Fund.........................................................         241.915            5,679             4,391
       Consumer Products Fund...................................................         346.260           12,377            12,656
       Dynamic Dow Fund.........................................................       2,548.504           69,059            68,529
       Dynamic OTC Fund.........................................................       2,492.474           55,443            58,473
       Dynamic Russell 2000 Fund................................................           3.435               92                89
       Dynamic S&P 500 Fund.....................................................       2,392.909           50,060            51,950
       Dynamic Weakening Dollar Fund............................................         204.352            5,582             5,621
       Electronics Fund.........................................................         288.686            4,036             4,047
       Energy Fund..............................................................      15,679.173          617,971           519,608
       Energy Services Fund.....................................................      13,052.297          439,325           388,828
       Essential Portfolio Conservative Fund....................................       4,388.045          111,308           110,096
       Essential Portfolio Moderate Fund........................................         625.713           15,908            15,649
       Europe Advantage Fund....................................................       1,253.340           35,715            37,099
       Financial Services Fund..................................................         687.757           21,189            22,132
       Government Long Bond Advantage Fund......................................       4,932.154           58,321            57,015
       Health Care Fund.........................................................      12,625.109          353,236           358,680
       Internet Fund............................................................         583.462            8,457             9,435
       Inverse Dynamic Dow Fund.................................................          86.426            2,931             2,881
       Inverse Government Long Bond Fund........................................       1,182.302           26,379            25,478
       Inverse Mid-Cap Fund.....................................................          63.755            2,346             2,356
       Inverse OTC Fund.........................................................       1,645.042           38,771            32,555
       Inverse Russell 2000 Fund................................................       1,902.083           72,028            65,831


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        SHARES           COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Inverse S&P 500 Fund.....................................................        3,329.009    $     16,740    $      14,614
       Japan Advantage Fund.....................................................        1,682.904          45,428           45,657
       Large-Cap Growth Fund....................................................          647.570          16,781           17,277
       Large-Cap Value Fund.....................................................        4,976.731         153,671          158,160
       Leisure Fund.............................................................          530.455          12,321           13,893
       Mid Cap Advantage Fund...................................................        3,582.577         108,755           86,699
       Mid-Cap Growth Fund......................................................        1,415.047          41,431           41,503
       Mid-Cap Value Fund.......................................................        2,528.041          51,458           56,578
       Multi-Cap Core Equity Fund...............................................          166.878           4,271            4,772
       Nova Fund................................................................       26,118.830         233,070          263,539
       OTC Fund.................................................................       80,079.885       1,179,773        1,232,429
       Precious Metals Fund.....................................................       18,792.086         223,307          236,405
       Real Estate Fund.........................................................        6,497.256         286,195          326,487
       Russell 2000 Advantage Fund..............................................        3,597.973         135,363          148,020
       Sector Rotation Fund.....................................................        1,369.261          18,056           18,444
       Small-Cap Growth Fund....................................................          324.546           9,675            9,710
       Small-Cap Value Fund.....................................................        2,046.588          58,887           58,532
       Technology Fund..........................................................       16,158.488         230,018          238,177
       Telecommunications Fund..................................................        3,825.487          79,911           83,816
       Transportation Fund......................................................          506.603          17,638           17,757
       U.S. Government Money Market Fund........................................      912,907.433         912,907          912,907
       Utilities Fund...........................................................        7,030.232         144,665          157,337
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio.................................       36,606.238         457,729          612,789
       Global Technology Portfolio..............................................       18,587.171         243,336          294,235
     Third Avenue Variable Series Trust:
       Value Portfolio..........................................................       50,169.078       1,328,588        1,497,045
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund...........................................       13,212.290         135,395          140,579
       Worldwide Bond Fund......................................................       48,001.922         567,999          565,463
       Worldwide Emerging Markets Fund..........................................       84,133.589       1,361,118        2,101,657
       Worldwide Hard Assets Fund...............................................       79,922.885       1,916,644        2,614,277
       Worldwide Real Estate Fund...............................................       53,925.836         866,556        1,015,423
     Wells Fargo Advantage VT Funds:
       Discovery Fund...........................................................      156,924.924       1,974,909        2,579,846
       Opportunity Fund.........................................................      107,481.367       2,049,853        2,581,702
----------------------------------------------------------------------------------------------------------------------------------
         Total assets............................................................................................     $195,550,930
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        UNITS           UNIT VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     40|86 Series Trust:
       Balanced Portfolio.......................................................     3,272,148.308     $  3.578010     $ 11,707,779
       Equity Portfolio.........................................................     4,553,682.975        6.235054       28,392,459
       Fixed Income Portfolio...................................................     1,728,508.275        1.867035        3,227,185
       Government Securities Portfolio..........................................     1,269,844.978        1.628645        2,068,127
       Money Market Portfolio...................................................     1,932,788.572        1.350065        2,609,390
     AIM Variable Insurance Funds:
       Basic Value Fund.........................................................       110,372.081        1.634167          180,366
       Core Equity Fund.........................................................        57,857.659       10.860812          628,381
       Financial Services Fund..................................................        97,685.215        1.335379          130,447
       Global Health Care Fund..................................................       233,598.575        1.126906          263,244
       Global Real Estate Fund..................................................       611,513.563        3.097120        1,893,931
       High Yield Fund..........................................................        43,190.179       11.910599          514,421
       Mid Cap Core Equity Fund.................................................        90,222.439        1.608171          145,093
       Technology Fund..........................................................       152,940.960        0.615457           94,129
     The Alger American Fund:
       Growth Portfolio.........................................................     3,285,700.665        1.911087        6,279,260
       Leveraged AllCap Portfolio...............................................     2,301,742.085        3.778839        8,697,913
       MidCap Growth Portfolio..................................................     1,520,305.025        2.462865        3,744,306
       Small Capitalization Portfolio...........................................     1,822,108.883        1.770353        3,225,776
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio..............................................       187,010.054        1.355407          253,475
     American Century Variable Portfolios, Inc:
       Balanced Fund............................................................         8,616.346       11.457428           98,721
       Income & Growth Fund.....................................................     1,324,114.311        1.350289        1,787,937
       Inflation Protection Fund................................................         1,394.023       10.586665           14,758
       International Fund.......................................................       590,544.768        1.784110        1,053,597
       Value Fund...............................................................     1,934,863.876        2.403828        4,651,080
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio..........................................         2,436.059       12.966019           31,586
     The Dreyfus Socially Responsible Growth Fund, Inc..........................     1,496,684.192        1.955074        2,926,128
     Dreyfus Stock Index Fund...................................................     8,025,763.319        2.655312       21,310,906
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio..............................................       457,082.748        1.135023          518,799
       International Value Portfolio............................................     1,063,212.682        1.772285        1,884,316
     Federated Insurance Series:
       Capital Income Fund II...................................................       521,622.607        1.533757          800,042
       High Income Bond Fund II.................................................       696,097.263        1.794582        1,249,204
       International Equity Fund II.............................................       314,117.380        2.001634          628,748
       Kaufmann Fund II.........................................................            87.531       10.518137              921
     Janus Aspen Series:
       Growth and Income Portfolio..............................................     1,670,481.019        1.598252        2,669,850
       International Growth Portfolio...........................................       563,228.156        3.203084        1,804,067
       Large Cap Growth Portfolio...............................................     5,464,964.505        2.148136       11,739,487
       Mid Cap Growth Portfolio.................................................     3,843,946.571        2.473997        9,509,912
       Worldwide Growth Portfolio...............................................     5,388,415.264        2.748601       14,810,604
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio...............................................        45,419.156       22.509795        1,022,376
       Equity Portfolio.........................................................       243,925.915        1.330277          324,489
       International Equity Portfolio...........................................         4,837.577       14.888023           72,022
       Small Cap Portfolio......................................................     1,131,941.474        1.808552        2,047,175
     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund...................................................         2,381.998       12.874873           30,668
       All Cap Fund.............................................................           695.071       12.784889            8,886
       Global High Yield Bond Fund..............................................         4,288.368       11.512250           49,369
       Large Cap Growth Fund....................................................         2,193.813       10.582583           23,216
       Strategic Bond Fund......................................................       176,754.477       11.107146        1,963,238
       Total Return Fund........................................................           423.510       11.981408            5,074
     Lord Abbett Series Fund, Inc:
       American's Value Portfolio...............................................       288,924.535        1.621948          468,621
       Growth and Income Portfolio..............................................     3,533,540.432        1.658730        5,861,190


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        UNITS           UNIT VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net asset attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio.......................................................         9,059.498     $ 1.457091      $   13,201
       High Income Bond Portfolio...............................................            79.103      10.938735             865
       Limited Maturity Bond Portfolio..........................................       858,837.990       1.300678       1,117,072
       Mid-Cap Growth Portfolio.................................................       233,590.493       1.102328         257,493
       Partners Portfolio.......................................................     1,318,393.651       1.933314       2,548,869
       Regency Portfolio........................................................       156,383.651       1.903905         297,740
       Socially Responsive Portfolio............................................        16,463.475      13.345136         219,707
     PIMCO Variable Insurance Trust:
       CommodityRealReturn Strategy Fund........................................         3,087.472       9.515699          29,379
       Emerging Markets Bond Fund...............................................           335.166      10.732631           3,597
       Foreign Bond US Dollar-Hedged Fund.......................................           236.685      10.233546           2,422
       High Yield Fund..........................................................           135.886      10.529202           1,431
       Money Market Fund........................................................        76,403.877      10.430336         796,918
       RealEstateRealReturn Strategy Fund.......................................         1,487.789      11.852633          17,634
       Real Return Fund.........................................................       379,230.210       1.129159         428,211
       Short-Term Fund..........................................................        28,544.499      10.406741         297,055
       Total Return Fund........................................................       736,593.553       1.081895         796,917
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio......................................................         3,987.022      10.196640          40,654
       Emerging Markets Portfolio...............................................           449.063      11.143722           5,004
       Equity Income Portfolio..................................................       753,584.880       1.310294         987,418
       Fund Portfolio...........................................................       367,954.530       1.113933         409,877
       High Yield Portfolio.....................................................         3,352.366      11.148809          37,375
       International Value Portfolio............................................         8,703.791      10.533823          91,684
       Mid Cap Value Portfolio..................................................         3,943.973      12.072593          47,614
       Money Market Portfolio...................................................         5,814.700      10.401726          60,483
       Strategic Income Portfolio...............................................           357.415      10.097639           3,609
     Royce Capital Fund:
       Micro-Cap Portfolio......................................................       364,455.270       2.177005         793,421
       Small-Cap Portfolio......................................................       481,320.724       2.093932       1,007,853
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund..............................................        75,859.804      12.481333         946,831
       CLS AdvisorOne Clermont Fund.............................................        38,255.632      11.250083         430,379
       Absolute Return Strategies Fund..........................................         9,294.761      10.301121          95,746
       Banking Fund.............................................................         1,375.052      12.176934          16,744
       Basic Materials Fund.....................................................         7,273.580      15.302098         111,301
       Biotechnology Fund.......................................................         5,531.260       9.623683          53,231
       Commodities Fund.........................................................           562.672       7.803363           4,391
       Consumer Products Fund...................................................         1,069.652      11.832029          12,656
       Dynamic Dow Fund.........................................................         5,084.518      13.478051          68,529
       Dynamic OTC Fund.........................................................         4,882.851      11.975261          58,473
       Dynamic Russell 2000 Fund................................................             8.592      10.374115              89
       Dynamic S&P 500 Fund.....................................................         3,613.974      14.374860          51,950
       Dynamic Weakening Dollar Fund............................................           505.648      11.117230           5,621
       Electronics Fund.........................................................           429.725       9.418135           4,047
       Energy Fund..............................................................        28,488.284      18.239351         519,608
       Energy Services Fund.....................................................        20,101.802      19.342935         388,828
       Essential Portfolio Conservative Fund....................................        10,883.937      10.115462         110,096
       Essential Portfolio Moderate Fund........................................         1,524.863      10.262569          15,649
       Europe Advantage Fund....................................................         2,300.772      16.124456          37,099
       Financial Services Fund..................................................         1,644.330      13.459507          22,132
       Government Long Bond Advantage Fund......................................        54,366.870       1.048715          57,015
       Health Care Fund.........................................................        31,529.231      11.376103         358,680
       Internet Fund............................................................           801.485      11.771984           9,435
       Inverse Dynamic Dow Fund.................................................           427.859       6.734432           2,881
       Inverse Government Long Bond Fund........................................        29,519.819       0.863085          25,478
       Inverse Mid-Cap Fund.....................................................           313.809       7.508645           2,356
       Inverse OTC Fund.........................................................         3,883.314       8.383409          32,555
       Inverse Russell 2000 Fund................................................         9,377.154       7.020371          65,831
       Inverse S&P 500 Fund.....................................................        23,060.098       0.633754          14,614
       Japan Advantage Fund.....................................................         3,596.155      12.696188          45,657
       Large-Cap Growth Fund....................................................         1,578.993      10.941867          17,277
       Large-Cap Value Fund.....................................................        11,880.525      13.312561         158,160
       Leisure Fund.............................................................         1,057.035      13.142953          13,893
       Mid Cap Advantage Fund...................................................        39,624.662       2.187994          86,699


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                        UNITS           UNIT VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net asset attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Mid-Cap Growth Fund......................................................         3,356.883      $12.363657     $    41,503
       Mid-Cap Value Fund.......................................................         4,053.105       13.959078          56,578
       Multi-Cap Core Equity Fund...............................................           438.142       10.892249           4,772
       Nova Fund................................................................        19,487.524       13.523473         263,539
       OTC Fund.................................................................        84,072.700       14.643047       1,231,080
       Precious Metals Fund.....................................................        14,455.167       16.354341         236,405
       Real Estate Fund.........................................................        17,924.465       18.214588         326,487
       Russell 2000 Advantage Fund..............................................        62,066.099        2.384880         148,020
       Sector Rotation Fund.....................................................        10,974.764        1.680539          18,444
       Small-Cap Growth Fund....................................................           756.989       12.827641           9,710
       Small-Cap Value Fund.....................................................         4,237.714       13.812231          58,532
       Technology Fund..........................................................        21,439.179       11.109404         238,177
       Telecommunications Fund..................................................         6,583.019       12.732218          83,816
       Transportation Fund......................................................         1,247.889       14.229489          17,757
       U.S. Government Money Market Fund........................................       914,146.769        0.998644         912,907
       Utilities Fund...........................................................        10,493.162       14.994230         157,337
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio.................................       856,741.510        0.715255         612,789
       Global Technology Portfolio..............................................       499,329.275        0.589260         294,235
     Third Avenue Variable Series Trust:
       Value Portfolio..........................................................       713,852.303        2.097136       1,497,045
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund...........................................       136,054.804        1.033254         140,579
       Worldwide Bond Fund......................................................       379,229.579        1.491083         565,463
       Worldwide Emerging Markets Fund..........................................       921,518.272        2.280646       2,101,657
       Worldwide Hard Assets Fund...............................................       886,639.910        2.948522       2,614,277
       Worldwide Real Estate Fund...............................................       392,866.308        2.584654       1,015,423
     Wells Fargo Advantage VT Funds:
       Discovery Fund...........................................................       200,960.466       12.837579       2,579,846
       Opportunity Fund.........................................................     1,055,260.272        2.446508       2,581,702
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves....................................    $195,388,183
===================================================================================================================================

Net assets attributable to:
  Contract owners' annuity payment reserves:
     40|86 Series Trust:
       Balanced Portfolio.......................................................                                      $      5,243
       Equity Portfolio.........................................................                                             9,160
       Money Market Portfolio...................................................                                             1,661
     AIM Variable Insurance Funds:
       Core Equity Fund.........................................................                                            19,577
     The Alger American Fund:
       Growth Portfolio.........................................................                                             3,663
       Leveraged AllCap Portfolio...............................................                                             1,245
       Small Capitalization Portfolio...........................................                                             1,878
     Dreyfus Stock Index Fund...................................................                                            23,382
     Federated Insurance Series:
       High Income Bond Fund II.................................................                                             1,902
     Janus Aspen Series:
       Growth and Income Portfolio..............................................                                             1,072
       Large Cap Growth Portfolio...............................................                                               121
       Mid Cap Growth Portfolio.................................................                                             2,438
       Worldwide Growth Portfolio...............................................                                             1,750
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio..............................................                                                 6
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio.......................................................                                             2,196
     Rydex Variable Trust:
       OTC Fund.................................................................                                             1,349
----------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves...................................    $     76,643
====================================================================================================================================

Net assets attributable to:
Contract owners' death benefit reserves:
     PIMCO Variable Insurance Trust:
       Money Market Fund........................................................                                      $     86,104
====================================================================================================================================
           Net assets attributable to contract owners' death benefit reserves.....................................    $     86,104
====================================================================================================================================
              Net assets attributable to contract owners' reserves................................................    $195,550,930
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                                        40|86 SERIES TRUST
                                                                 -------------------------------------------------------------------

                                                                                FIXED        GOVERNMENT      HIGH
                                                                   BALANCED     EQUITY         INCOME      SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $   225,366  $   156,432   $   165,482   $    86,817   $    36,183
Expenses:
   Mortality and expense risk fees ............................      154,450      370,813        43,826        27,787         7,397
   Administrative fees ........................................       18,534       44,497         5,259         3,334           888
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      172,984      415,310        49,085        31,121         8,285
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................       52,382     (258,878)      116,397        55,696        27,898
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................      151,013    1,320,838       (25,608)      (25,357)     (137,176)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --    3,395,009            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares       151,013    4,715,847       (25,608)      (25,357)     (137,176)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................    1,113,921     (835,222)        1,203        11,891       116,818
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....  $ 1,317,316  $ 3,621,747   $    91,992   $    42,230   $     7,540
====================================================================================================================================



STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                                        40|86 SERIES TRUST
                                                                 -------------------------------------------------------------------

                                                                                    FIXED      GOVERNMENT      HIGH
                                                                   BALANCED         EQUITY      INCOME      SECURITIES     YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $     52,382   $   (258,878) $   116,397  $    55,696      $27,898
   Net realized gain (loss) on investments in portfolio shares        151,013      4,715,847      (25,608)     (25,357)    (137,176)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      1,113,921       (835,222)       1,203       11,891      116,818
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      1,317,316      3,621,747       91,992       42,230        7,540
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        442,785        857,981      125,577      131,230        8,800
   Contract redemptions ......................................     (2,916,759)    (5,792,774)    (887,908)    (417,688)    (288,405)
   Net transfers (including mortality transfers) .............       (120,164)    (1,023,797)     (87,504)     (90,871)    (784,425)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     (2,594,138)    (5,958,590)    (849,835)    (377,329)  (1,064,030)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     (1,276,822)    (2,336,843)    (757,843)    (335,099)  (1,056,490)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     12,989,844     30,738,462    3,985,028    2,403,226    1,056,490
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $ 11,713,022   $ 28,401,619  $ 3,227,185  $ 2,068,127  $        --
====================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (fund liquidation).+

b) For the period April 28, 2006 (inception of fund) through Dec 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    40|86
SERIES TRUST
 (CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
------------- ----------------------------------------------------------------------------------------------------------------------
                                                                                              GLOBAL
    MONEY                          CORE             CORE        FINANCIAL       GLOBAL         REAL                        MID CAP
   MARKET     BASIC VALUE      EQUITY (b)        STOCK (c)     SERVICES      HEALTH CARE    ESTATE (d)      HIGH YIELD   CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$  135,053     $      221      $    3,458      $    6,878     $    1,925     $       --      $  18,152      $  42,275     $     997

    37,550          2,110           5,096           2,532          1,565          4,637         20,907          6,130         1,849
     4,506            253             611             304            187            556          2,509            735           222
------------------------------------------------------------------------------------------------------------------------------------
    42,056          2,363           5,707           2,836          1,752          5,193         23,416          6,865         2,071
------------------------------------------------------------------------------------------------------------------------------------
    92,997         (2,142)         (2,249)          4,042            173         (5,193)        (5,264)        35,410        (1,074)
------------------------------------------------------------------------------------------------------------------------------------


        --          6,211            (751)         92,537          6,402         33,735        298,294         (9,559)        3,632

        --            485              --              --             --             --          8,925             --         1,773

        --          7,209              --              --            743             --         53,763             --        12,458
------------------------------------------------------------------------------------------------------------------------------------
        --         13,905            (751)         92,537          7,145         33,735        360,982         (9,559)       17,863
------------------------------------------------------------------------------------------------------------------------------------
        --          7,844          49,871         (59,680)        10,028        (21,519)       209,503         12,778        (3,580)
------------------------------------------------------------------------------------------------------------------------------------
$   92,997     $   19,607      $   46,871      $   36,899     $   17,346     $    7,023      $ 565,221      $  38,629     $  13,209
====================================================================================================================================




====================================================================================================================================

    40|86
SERIES TRUST
 (CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
------------- ----------------------------------------------------------------------------------------------------------------------
                                                                                              GLOBAL
    MONEY                          CORE             CORE        FINANCIAL       GLOBAL         REAL                        MID CAP
   MARKET     BASIC VALUE      EQUITY (b)        STOCK (c)     SERVICES      HEALTH CARE    ESTATE (d)      HIGH YIELD   CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    92,997    $    (2,142)   $    (2,249)   $     4,042    $       173    $    (5,193)   $    (5,264)   $    35,410    $    (1,074)
         --         13,905           (751)        92,537          7,145         33,735        360,982         (9,559)        17,863

         --          7,844         49,871        (59,680)        10,028        (21,519)       209,503         12,778         (3,580)
------------------------------------------------------------------------------------------------------------------------------------
     92,997         19,607         46,871         36,899         17,346          7,023        565,221         38,629         13,209
------------------------------------------------------------------------------------------------------------------------------------
    173,319         12,792         28,496         13,669         10,843         17,730         83,875         68,042         14,730
   (778,334)       (35,550)       (73,576)       (38,226)       (13,349)      (132,418)      (403,894)      (153,278)       (17,241)
     41,825         32,305        646,167       (621,570)        (8,692)      (145,268)        40,013         33,035        (12,538)
------------------------------------------------------------------------------------------------------------------------------------

   (563,190)         9,547        601,087       (646,127)       (11,198)      (259,956)      (280,006)       (52,201)       (15,049)
------------------------------------------------------------------------------------------------------------------------------------
   (470,193)        29,154        647,958       (609,228)         6,148       (252,933)       285,215        (13,572)        (1,840)
------------------------------------------------------------------------------------------------------------------------------------
  3,081,244        151,212             --        609,228        124,299        516,177      1,608,716        527,993        146,933
------------------------------------------------------------------------------------------------------------------------------------
$ 2,611,051    $   180,366    $   647,958    $        --    $   130,447    $   263,244    $ 1,893,931    $   514,421    $   145,093
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                AIM
                                                             VARIABLE
                                                          INSURANCE FUNDS
                                                            (continued)                   THE ALGER AMERICAN FUND
                                                          ---------------  ---------------------------------------------------------



                                                                                           LEVERAGED       MIDCAP        SMALL
                                                              TECHNOLOGY      GROWTH        ALLCAP         GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $        --    $     8,286   $        --    $        --    $        --
Expenses:
   Mortality and expense risk fees .......................           996         82,308       106,124         49,427         39,481
   Administrative fees ...................................           119          9,877        12,735          5,931          4,737
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................         1,115         92,185       118,859         55,358         44,218
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................        (1,115)       (83,899)     (118,859)       (55,358)       (44,218)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
 shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................         3,430       (243,551)      169,135        265,524        251,346
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................            --             --            --        413,851             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --             --            --        154,360             --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ..............................................         3,430       (243,551)      169,135        833,735        251,346
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................         5,800        541,342     1,332,436       (469,236)       312,792
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations   $     8,115    $   213,892   $ 1,382,712    $   309,141    $   519,920
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                AIM
                                                             VARIABLE
                                                          INSURANCE FUNDS
                                                            (continued)                   THE ALGER AMERICAN FUND
                                                          ---------------  ---------------------------------------------------------



                                                                                           LEVERAGED       MIDCAP        SMALL
                                                              TECHNOLOGY      GROWTH        ALLCAP         GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $    (1,115)  $   (83,899)   $  (118,859)   $   (55,358)   $   (44,218)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................         3,430      (243,551)       169,135        833,735        251,346
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................         5,800       541,342      1,332,436       (469,236)       312,792
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations         8,115       213,892      1,382,712        309,141        519,920
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...         3,961       299,393        385,343        191,786        105,334
   Contract redemptions ..................................        (1,597)   (1,299,778)    (1,493,416)      (774,709)      (445,917)
   Net transfers (including mortality transfers) .........         9,830      (141,643)      (231,722)      (251,839)        37,118
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................        12,194    (1,142,028)    (1,339,795)      (834,762)      (303,465)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............        20,309      (928,136)        42,917       (525,621)       216,455
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        73,820     7,211,059      8,656,241      4,269,927      3,011,199
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................   $    94,129   $ 6,282,923    $ 8,699,158    $ 3,744,306    $ 3,227,654
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

  ALLIANCE
  VARIABLE                                                                                   DREYFUS
  PRODUCTS                                                                                 INVESTMENT
   SERIES                         AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
-------------   -------------------------------------------------------------------------  ----------

                                                                                                           DREYFUS
                                                                                                           SOCIALLY        DREYFUS
 GROWTH AND                       INCOME &     INFLATION                                    SMALL CAP     RESPONSIBLE       STOCK
   INCOME        BALANCED         GROWTH      PROTECTION     INTERNATIONAL      VALUE     STOCK INDEX       GROWTH          INDEX
------------------------------------------------------------------------------------------------------------------------------------

$     3,116    $       620     $    28,815    $     2,736     $    15,493    $    68,230   $       172    $     3,371    $   355,947


      2,766            700          20,190            687          12,404         59,025           423         37,681        271,222
        332             84           2,423             82           1,489          7,083            51          4,522         32,546
------------------------------------------------------------------------------------------------------------------------------------
      3,098            784          22,613            769          13,893         66,108           474         42,203        303,768
------------------------------------------------------------------------------------------------------------------------------------
         18           (164)          6,202          1,967           1,600          2,122          (302)       (38,832)        52,179
------------------------------------------------------------------------------------------------------------------------------------

      6,466           (552)         65,912           (657)        102,066        192,386         1,873       (213,786)         8,149

         --            373              --             --              --        225,187           167             --             --

     11,329          1,707              --             --              --        205,216           808             --             --
------------------------------------------------------------------------------------------------------------------------------------
     17,795          1,528          65,912           (657)        102,066        622,789         2,848       (213,786)         8,149
------------------------------------------------------------------------------------------------------------------------------------
     15,896          4,220         168,070            498         103,602        116,154           720        467,389      2,725,324
------------------------------------------------------------------------------------------------------------------------------------
$    33,709    $     5,584     $   240,184    $     1,808     $   207,268    $   741,065   $     3,266    $   214,771    $ 2,785,652
====================================================================================================================================





====================================================================================================================================

  ALLIANCE
  VARIABLE                                                                                   DREYFUS
  PRODUCTS                                                                                 INVESTMENT
   SERIES                         AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
-------------   -------------------------------------------------------------------------  ----------

                                                                                                           DREYFUS
                                                                                                           SOCIALLY        DREYFUS
 GROWTH AND                       INCOME &     INFLATION                                   SMALL CAP     RESPONSIBLE        STOCK
   INCOME        BALANCED         GROWTH      PROTECTION    INTERNATIONAL       VALUE     STOCK INDEX       GROWTH          INDEX
----------------------------------------------------------------------------------------------------------------------------------

$        18   $       (164)   $      6,202    $      1,967   $      1,600   $      2,122  $       (302)  $    (38,832) $     52,179
     17,795          1,528          65,912            (657)       102,066        622,789         2,848       (213,786)        8,149

     15,896          4,220         168,070             498        103,602        116,154           720        467,389     2,725,324
------------------------------------------------------------------------------------------------------------------------------------
     33,709          5,584         240,184           1,808        207,268        741,065         3,266        214,771     2,785,652
------------------------------------------------------------------------------------------------------------------------------------


      3,352          5,970          61,145           6,560         40,587        228,457         2,693        138,077     1,100,417
    (21,525)        (3,553)       (175,572)         (7,373)      (230,428)      (927,282)       (5,020)      (476,703)   (4,233,477)
     31,863         76,584         116,170          (8,663)       142,187       (285,489)        8,327       (214,272)   (1,262,760)
------------------------------------------------------------------------------------------------------------------------------------

     13,690         79,001           1,743          (9,476)       (47,654)      (984,314)        6,000       (552,898)   (4,395,820)
------------------------------------------------------------------------------------------------------------------------------------
     47,399         84,585         241,927          (7,668)       159,614       (243,249)        9,266       (338,127)   (1,610,168)
------------------------------------------------------------------------------------------------------------------------------------
    206,076         14,136       1,546,010          22,426        893,983      4,894,329        22,320      3,264,255    22,944,456
------------------------------------------------------------------------------------------------------------------------------------
$   253,475   $     98,721    $  1,787,937    $     14,758   $  1,053,597   $  4,651,080  $     31,586   $  2,926,128  $ 21,334,288
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                DREYFUS VARIABLE
                                                                INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             HIGH
                                                             DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL
                                                                STOCK          VALUE        INCOME II       BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $     4,635    $    32,790    $    51,526    $  112,925    $    1,256
Expenses:
   Mortality and expense risk fees .......................         6,540         26,582         10,258        15,767         7,709
   Administrative fees ...................................           785          3,190          1,231         1,892           925
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................         7,325         29,772         11,489        17,659         8,634
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................        (2,690)         3,018         40,037        95,266        (7,378)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................        26,797        226,748         15,144        12,905        59,857
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................            --         47,424             --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --        137,849             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................        26,797        412,021         15,144        12,905        59,857
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        46,631        (17,470)        52,656         3,810        51,366
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .   $    70,738    $   397,569    $   107,837    $  111,981    $  103,845
====================================================================================================================================




STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                 DREYFUS VARIABLE
                                                                 INVESTMENT FUNDS                 FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------   ------------------------------------------

                                                                                                            HIGH
                                                            DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL
                                                               STOCK          VALUE        INCOME II       BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    (2,690)   $     3,018    $    40,037    $    95,266    $    (7,378)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................       26,797        412,021         15,144         12,905         59,857
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................       46,631        (17,470)        52,656          3,810         51,366
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .       70,738        397,569        107,837        111,981        103,845
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...       20,038         91,446         19,398         45,518         13,226
   Contract redemptions ..................................      (74,564)      (822,218)      (262,668)      (351,088)      (155,743)
   Net transfers (including mortality transfers) .........     (153,894)      (191,020)        22,176         50,782          3,488
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................     (208,420)      (921,792)      (221,094)      (254,788)      (139,029)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............     (137,682)      (524,223)      (113,257)      (142,807)       (35,184)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      656,481      2,408,539        913,299      1,393,913        663,932
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................  $   518,799    $ 1,884,316    $   800,042    $ 1,251,106    $   628,748
====================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                              JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES
--------------   ---------------------------------------------------------------------  --------------------------------------------



                 GROWTH AND   INTERNATIONAL    LARGE CAP       MID CAP      WORLDWIDE      EMERGING                    INTERNATIONAL
KAUFMANN II (a)   INCOME        GROWTH          GROWTH         GROWTH        GROWTH         MARKETS         EQUITY        EQUITY
------------------------------------------------------------------------------------------------------------------------------------

$         --    $    47,097    $    25,740   $    57,103    $        --    $   254,377    $     4,080    $       718    $       587

           1         34,918         15,265       148,296        121,575        183,119         11,020          2,480            796
          --          4,191          1,832        17,795         14,589         21,974          1,322            298             96
------------------------------------------------------------------------------------------------------------------------------------
           1         39,109         17,097       166,091        136,164        205,093         12,342          2,778            892
------------------------------------------------------------------------------------------------------------------------------------
          (1)         7,988          8,643      (108,988)      (136,164)        49,284         (8,262)        (2,060)          (305)
------------------------------------------------------------------------------------------------------------------------------------


          --        201,197        141,355      (336,828)      (653,343)      (726,561)       116,900         23,023          7,577

          --             --             --            --             --             --         21,641             --            707

          --             --             --            --             --             --         31,895             --          1,735
------------------------------------------------------------------------------------------------------------------------------------

          --        201,197        141,355      (336,828)      (653,343)      (726,561)       170,436         23,023         10,019
------------------------------------------------------------------------------------------------------------------------------------

          19        (31,403)       284,389     1,542,931      1,876,001      2,878,466         57,735         13,579           (876)
------------------------------------------------------------------------------------------------------------------------------------
$         18    $   177,782    $   434,387   $ 1,097,115    $ 1,086,494    $ 2,201,189    $   219,909    $    34,542    $     8,838
====================================================================================================================================




====================================================================================================================================

  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                              JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES
--------------   ---------------------------------------------------------------------  --------------------------------------------



                 GROWTH AND   INTERNATIONAL    LARGE CAP       MID CAP        WORLDWIDE      EMERGING                  INTERNATIONAL
KAUFMANN II (a)   INCOME        GROWTH          GROWTH         GROWTH          GROWTH         MARKETS         EQUITY      EQUITY
------------------------------------------------------------------------------------------------------------------------------------

$        (1)   $      7,988    $     8,643   $   (108,988)  $   (136,164)   $     49,284   $    (8,262)   $     (2,060) $      (305)

         --         201,197        141,355       (336,828)      (653,343)       (726,561)      170,436          23,023       10,019

         19         (31,403)       284,389      1,542,931      1,876,001       2,878,466        57,735          13,579         (876)
------------------------------------------------------------------------------------------------------------------------------------
         18         177,782        434,387      1,097,115      1,086,494       2,201,189       219,909          34,542        8,838
------------------------------------------------------------------------------------------------------------------------------------

         --         139,722         39,419        746,959        454,608         673,190        35,108          11,987        3,737
         --        (511,752)      (191,497)    (2,107,799)    (1,790,067)     (2,892,481)     (161,174)        (71,057)     (22,378)
        903          (5,880)       852,681       (396,495)      (380,890)       (678,713)       23,522         223,725       26,942
------------------------------------------------------------------------------------------------------------------------------------

        903        (377,910)       700,603     (1,757,335)    (1,716,349)     (2,898,004)     (102,544)        164,655        8,301
------------------------------------------------------------------------------------------------------------------------------------
        921        (200,128)     1,134,990       (660,220)      (629,855)       (696,815)      117,365         199,197       17,139
------------------------------------------------------------------------------------------------------------------------------------
         --       2,871,050        669,077     12,399,828     10,142,205      15,509,169       905,011         125,292       54,883
------------------------------------------------------------------------------------------------------------------------------------
$       921    $  2,670,922    $ 1,804,067   $ 11,739,608   $  9,512,350    $ 14,812,354   $ 1,022,376    $    324,489  $    72,022
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================


                                                               LAZARD
                                                             RETIREMENT
                                                          SERIES (CONTINUED)       LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                          ------------------ ------------------------------------------------------
                                                                                                            GLOBAL
                                                                             AGGRESSIVE                   HIGH YIELD     LARGE CAP
                                                              SMALL CAP        GROWTH         ALL CAP       BOND (b)      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $        --    $        --      $     116    $     2,817   $        --
Expenses:
   Mortality and expense risk fees .......................        28,934            209            168            521           374
   Administrative fees ...................................         3,472             25             20             62            45
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................        32,406            234            188            583           419
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................       (32,406)          (234)           (72)         2,234          (419)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................       305,331           (568)         2,489          1,332         2,093
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................        80,951             --             23             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................        86,074             --            298            282            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................       472,356           (568)         2,810          1,614         2,093
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      (137,894)         2,979           (498)           345            36
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ....   $   302,056    $     2,177      $   2,240    $     4,193   $     1,710
====================================================================================================================================




STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================


                                                               LAZARD
                                                             RETIREMENT
                                                          SERIES (CONTINUED)       LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                          ------------------ ------------------------------------------------------
                                                                                                            GLOBAL
                                                                             AGGRESSIVE                   HIGH YIELD     LARGE CAP
                                                              SMALL CAP        GROWTH         ALL CAP       BOND (b)      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $   (32,406)   $      (234)   $       (72)   $     2,234   $      (419)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................       472,356           (568)         2,810          1,614         2,093
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (137,894)         2,979           (498)           345            36
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       302,056          2,177          2,240          4,193         1,710
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...       123,911             --          3,376            440           760
   Contract redemptions ..................................      (743,588)            --        (14,047)        (1,419)       (9,701)
   Net transfers (including mortality transfers) .........      (233,622)        28,491          3,114         40,075         3,885
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................      (853,299)        28,491         (7,557)        39,096        (5,056)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............      (551,243)        30,668         (5,317)        43,289        (3,346)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     2,598,418             --         14,203          6,080        26,562
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................   $ 2,047,175    $    30,668    $     8,886    $    49,369   $    23,216
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       LEGG MASON              LEGG MASON
    PARTNERS VARIABLE           PARTNERS
       PORTFOLIOS              INVESTMENT                                                      NEUBERGER BERMAN ADVISERS
     (CONTINUED) (a)           SERIES (a)     LORD ABBETT SERIES FUNDS                             MANAGEMENT TRUST
-------------------------     -----------    --------------------------    ---------------------------------------------------------
                                                                                                         LIMITED
   STRATEGIC       TOTAL                      AMERICA'S     GROWTH AND                 HIGH INCOME      MATURITY         MID-CAP
     BOND         RETURN      GOVERNMENT        VALUE         INCOME        FASCIANO        BOND          BOND            GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$    104,936    $      103    $       --    $     10,788   $     69,423    $       --    $       47    $     34,637    $         --

      20,788           102            43           5,806         73,869           325            15          14,521           2,667
       2,494            12             5             697          8,864            40             2           1,743             320
------------------------------------------------------------------------------------------------------------------------------------
      23,282           114            48           6,503         82,733           365            17          16,264           2,987
------------------------------------------------------------------------------------------------------------------------------------
      81,654           (11)          (48)          4,285        (13,310)         (365)           30          18,373          (2,987)
------------------------------------------------------------------------------------------------------------------------------------


     (31,875)         (557)          (27)         11,013        404,107        (1,766)          (43)         (9,112)         24,022

          --            --            --           2,930          6,992            --            --              --              --

       1,402            90            --           6,064        179,041           304            --              --              --
------------------------------------------------------------------------------------------------------------------------------------

     (30,473)         (467)          (27)         20,007        590,140        (1,462)          (43)         (9,112)         24,022
------------------------------------------------------------------------------------------------------------------------------------
      20,647           137            --          30,650        277,426        (1,104)           29          21,972           2,790
------------------------------------------------------------------------------------------------------------------------------------
$     71,828    $     (341)   $      (75)   $     54,942   $    854,256    $   (2,931)   $       16    $     31,233    $     23,825
====================================================================================================================================



====================================================================================================================================

       LEGG MASON              LEGG MASON
    PARTNERS VARIABLE           PARTNERS
       PORTFOLIOS              INVESTMENT                                                      NEUBERGER BERMAN ADVISERS
     (CONTINUED) (a)           SERIES (a)     LORD ABBETT SERIES FUNDS                             MANAGEMENT TRUST
-------------------------     -----------    --------------------------    ---------------------------------------------------------
                                                                                                         LIMITED
   STRATEGIC       TOTAL                      AMERICA'S     GROWTH AND                 HIGH INCOME      MATURITY         MID-CAP
     BOND         RETURN      GOVERNMENT        VALUE         INCOME        FASCIANO        BOND          BOND            GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 $    81,654    $       (11)   $       (48)   $     4,285    $   (13,310)   $      (365)   $        30    $    18,373   $    (2,987)

     (30,473)          (467)           (27)        20,007        590,140         (1,462)           (43)        (9,112)       24,022

      20,647            137             --         30,650        277,426         (1,104)            29         21,972         2,790
------------------------------------------------------------------------------------------------------------------------------------
      71,828           (341)           (75)        54,942        854,256         (2,931)            16         31,233        23,825
------------------------------------------------------------------------------------------------------------------------------------
     223,859            (66)            --         24,411        371,619          1,857             --         71,961         8,635
     (81,257)            --         (2,648)      (125,054)    (1,313,210)        (4,787)            --       (197,438)      (31,052)
     353,943          2,503        (18,692)        (9,803)      (140,361)         1,071             32        (20,781)       69,906
------------------------------------------------------------------------------------------------------------------------------------

     496,545          2,437        (21,340)      (110,446)    (1,081,952)        (1,859)            32       (146,258)       47,489
------------------------------------------------------------------------------------------------------------------------------------
     568,373          2,096        (21,415)       (55,504)      (227,696)        (4,790)            48       (115,025)       71,314
------------------------------------------------------------------------------------------------------------------------------------
   1,394,865          2,978         21,415        524,125      6,088,892         17,991            817      1,232,097       186,179
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,963,238    $     5,074    $        --    $   468,621    $ 5,861,196    $    13,201    $       865    $ 1,117,072   $   257,493
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   NEUBERGER BERMAN ADVISERS
                                                                  MANAGEMENT TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                             --------------------------------------- -------------------------------
                                                                                                       COMMODITY REAL-   EMERGING
                                                                                           SOCIALLY        RETURN         MARKETS
                                                             PARTNERS        REGENCY      RESPONSIVE     STRATEGY (a)     BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $    18,965    $     1,125    $       415    $     1,348    $       88
Expenses:
   Mortality and expense risk fees .......................        32,784          4,222          2,925            306            20
   Administrative fees ...................................         3,934            506            351             37             2
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................        36,718          4,728          3,276            343            22
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................       (17,753)        (3,603)        (2,861)         1,005            66
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
       shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................       419,598            (17)         5,542           (687)          138
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................        31,259          1,839            106            114            44
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................       260,843         13,752          2,842              3             4
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................       711,700         15,574          8,490           (570)          186
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      (426,695)        17,068         17,583         (2,996)           48
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations   $   267,252    $    29,039    $    23,212    $    (2,561)   $      300
====================================================================================================================================





STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   NEUBERGER BERMAN ADVISERS
                                                                  MANAGEMENT TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                             --------------------------------------- -------------------------------
                                                                                                       COMMODITY REAL-   EMERGING
                                                                                             SOCIALLY       RETURN        MARKETS
                                                               PARTNERS        REGENCY      RESPONSIVE    STRATEGY (a)    BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $   (17,753)   $    (3,603)   $    (2,861)   $     1,005    $        66
   Net realized gain (loss) on investments in portfolio
     shares ..............................................       711,700         15,574          8,490           (570)           186
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................      (426,695)        17,068         17,583         (2,996)            48
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       267,252         29,039         23,212         (2,561)           300
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        70,662          5,271          1,259             --             --
   Contract redemptions ..................................      (559,257)       (78,406)       (51,175)            --             --
   Net transfers (including mortality transfers) .........        69,264        (65,084)        (1,611)        31,940          3,297
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................      (419,331)      (138,219)       (51,527)        31,940          3,297
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............      (152,079)      (109,180)       (28,315)        29,379          3,597
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     2,703,144        406,920        248,022             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................   $ 2,551,065    $   297,740    $   219,707    $    29,379    $     3,597
====================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

b) For the period November 1, 2006 (inception of fund) through December 31,
   2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                 PIONEER VARIABLE
                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                      CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------    ------------------------

      FOREIGN                                 REALESTATEREAL-
      BOND US         HIGH          MONEY         RETURN         REAL           SHORT-          TOTAL          CORE       EMERGING
 DOLLAR-HEDGED (a)  YIELD (a)      MARKET      STRATEGY (a)     RETURN           TERM          RETURN          BOND      MARKETS (b)
------------------------------------------------------------------------------------------------------------------------------------


$       29        $       48     $   28,138     $      737     $   25,993      $   20,842      $   36,694    $      464   $       --

        10                 9          7,414             86          7,829           6,225          10,397           136           --
         2                 1            889             10            940             747           1,248            17           --
------------------------------------------------------------------------------------------------------------------------------------
        12                10          8,303             96          8,769           6,972          11,645           153           --
------------------------------------------------------------------------------------------------------------------------------------
        17                38         19,835            641         17,224          13,870          25,049           311           --
------------------------------------------------------------------------------------------------------------------------------------


        --                (1)            --            669        (23,540)         (2,865)        (17,144)           (2)          --

        24                --             --             --         11,356              --           4,084            --           --

         5                --             --             --             --              --              --            --           --
------------------------------------------------------------------------------------------------------------------------------------

        29                (1)            --            669        (12,184)         (2,865)        (13,060)           (2)          --
------------------------------------------------------------------------------------------------------------------------------------
       (36)               54             --            596        (14,097)          1,850           4,845           (84)           4
------------------------------------------------------------------------------------------------------------------------------------
$       10        $       91     $   19,835     $    1,906     $   (9,057)     $   12,855      $   16,834    $      225   $        4
====================================================================================================================================





====================================================================================================================================

                                                                                                                 PIONEER VARIABLE
                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                      CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------    ------------------------

      FOREIGN                                 REALESTATEREAL-
      BOND US         HIGH          MONEY         RETURN         REAL           SHORT-          TOTAL          CORE       EMERGING
 DOLLAR-HEDGED (a)  YIELD (a)      MARKET      STRATEGY (a)     RETURN           TERM          RETURN          BOND      MARKETS (b)
------------------------------------------------------------------------------------------------------------------------------------


$       17        $       38    $    19,835    $       641    $    17,224      $    13,870    $    25,049    $       311  $       --

        29                (1)            --            669        (12,184)          (2,865)       (13,060)            (2)         --

       (36)               54             --            596        (14,097)           1,850          4,845            (84)          4
------------------------------------------------------------------------------------------------------------------------------------
        10                91         19,835          1,906         (9,057)          12,855         16,834            225           4
------------------------------------------------------------------------------------------------------------------------------------
       278                33         14,924            354         18,682           14,406         23,387             55          --
      (247)             (248)      (504,475)           (83)      (333,648)        (362,939)      (277,191)          (122)         --
     2,381             1,555      1,037,021         15,457       (122,546)        (124,803)        96,592         40,428       5,000
------------------------------------------------------------------------------------------------------------------------------------

     2,412             1,340        547,470         15,728       (437,512)        (473,336)      (157,212)        40,361       5,000
------------------------------------------------------------------------------------------------------------------------------------
     2,422             1,431        567,305         17,634       (446,569)        (460,481)      (140,378)        40,586       5,004
------------------------------------------------------------------------------------------------------------------------------------
        --                --        315,717             --        874,780          757,536        937,295             68          --
------------------------------------------------------------------------------------------------------------------------------------
$    2,422        $    1,431    $   883,022    $    17,634    $   428,211      $   297,055    $   796,917    $    40,654  $    5,004
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                     EQUITY                                  HIGH      INTERNATIONAL
                                                                     INCOME     EUROPE (a)        FUND       YIELD       VALUE (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $   19,010   $     1,219    $    4,064   $    1,106   $       --
Expenses:
   Mortality and expense risk fees .............................       10,064           606         4,434          267           43
   Administrative fees .........................................        1,208            72           532           32            6
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................       11,272           678         4,966          299           49
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................        7,738           541          (902)         807          (49)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................       42,728        19,086        28,686           18            1
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................           --            --            --          157           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       11,780            --            --          172           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       54,508        19,086        28,686          347            1
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................       94,690        (4,923)       20,886          604          659
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  156,936   $    14,704    $   48,670   $    1,758   $      611
====================================================================================================================================





STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                     EQUITY                                  HIGH      INTERNATIONAL
                                                                     INCOME     EUROPE (a)        FUND       YIELD       VALUE (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $     7,738    $       541    $      (902) $       807   $     (49)
   Net realized gain (loss) on investments in portfolio shares        54,508         19,086         28,686          347           1
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        94,690         (4,923)        20,886          604         659
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...       156,936         14,704         48,670        1,758         611
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        38,909          5,114         18,038           --         465
   Contract redemptions ......................................      (104,075)       (19,032)       (91,777)      (1,398)         --
   Net transfers (including mortality transfers) .............       180,194        (50,166)        77,269       37,015      90,608
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................       115,028        (64,084)         3,530       35,617      91,073
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       271,964        (49,380)        52,200       37,375      91,684
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       715,454         49,380        357,677           --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $   987,418    $        --    $   409,877  $    37,375   $  91,684
====================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

             PIONEER VARIABLE                           ROYCE
        CONTRACTS TRUST (continued)                 CAPITAL FUND                            RYDEX VARIABLE TRUST
-----------------------------------------   ---------------------------  -----------------------------------------------------------
   MID CAP          MONEY       STRATEGIC                                CLS ADVISORONE   CLS ADVISORONE  ABSOLUTE RETURN
    VALUE          MARKET      INCOME (b)      MICRO-CAP     SMALL-CAP       AMERIGO        CLERMONT       STRATEGIES (c)   BANKING
------------------------------------------------------------------------------------------------------------------------------------


$        --      $     1,667   $        14    $     1,348    $       609    $       721    $     6,988   $     1,056    $       189

        543              444             4          9,571         14,414          5,917          1,922           259            141
         65               53            --          1,149          1,729            710            230            31             17
------------------------------------------------------------------------------------------------------------------------------------
        608              497             4         10,720         16,143          6,627          2,152           290            158
------------------------------------------------------------------------------------------------------------------------------------
       (608)           1,170            10         (9,372)       (15,534)        (5,906)         4,836           766             31
------------------------------------------------------------------------------------------------------------------------------------

     (6,187)              --            --         43,960         88,597        (14,791)           503          (254)          (228)

      3,532               --            --          6,138         14,961         10,102          4,218           729             --

      8,754               --            --         34,917         30,395         57,010         10,081           613             --
------------------------------------------------------------------------------------------------------------------------------------
      6,099               --            --         85,015        133,953         52,321         14,802         1,088           (228)
------------------------------------------------------------------------------------------------------------------------------------

       (488)              --           (13)        48,467         27,765         (9,245)           123          (668)           767
------------------------------------------------------------------------------------------------------------------------------------
$     5,003      $     1,170   $        (3)   $   124,110    $   146,184    $    37,170    $    19,761   $     1,186    $       570
====================================================================================================================================





====================================================================================================================================

             PIONEER VARIABLE                           ROYCE
        CONTRACTS TRUST (continued)                 CAPITAL FUND                            RYDEX VARIABLE TRUST
-----------------------------------------   ---------------------------  -----------------------------------------------------------
   MID CAP          MONEY       STRATEGIC                                CLS ADVISORONE   CLS ADVISORONE  ABSOLUTE RETURN
    VALUE          MARKET      INCOME (b)      MICRO-CAP     SMALL-CAP       AMERIGO        CLERMONT       STRATEGIES (c)   BANKING
------------------------------------------------------------------------------------------------------------------------------------


$      (608)     $   1,170     $        10    $    (9,372)   $   (15,534)   $    (5,906)   $     4,836    $       766    $       31
      6,099             --              --         85,015        133,953         52,321         14,802          1,088          (228)

       (488)            --             (13)        48,467         27,765         (9,245)           123           (668)          767
------------------------------------------------------------------------------------------------------------------------------------
      5,003          1,170              (3)       124,110        146,184         37,170         19,761          1,186           570
------------------------------------------------------------------------------------------------------------------------------------

      1,496             --              --         20,233         41,598         16,409          1,491            250            --
     (7,570)            --              --       (140,174)      (269,361)       (73,836)       (42,574)            --           (76)
     28,218         50,662           3,612        228,361       (239,196)       965,531        451,217         94,310        11,530
------------------------------------------------------------------------------------------------------------------------------------

     22,144         50,662           3,612        108,420       (466,959)       908,104        410,134         94,560        11,454
------------------------------------------------------------------------------------------------------------------------------------
     27,147         51,832           3,609        232,530       (320,775)       945,274        429,895         95,746        12,024
------------------------------------------------------------------------------------------------------------------------------------
     20,467          8,651              --        560,891      1,328,628          1,557            484             --         4,720
------------------------------------------------------------------------------------------------------------------------------------
$    47,614      $  60,483     $     3,609    $   793,421    $ 1,007,853    $   946,831    $   430,379    $    95,746    $   16,744
------------------------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------

                                                                       BASIC                                  CONSUMER     DYNAMIC
                                                                     MATERIALS  BIOTECHNOLOGY  COMMODITIES    PRODUCTS     DOW (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......     $   1,057   $      --     $       --    $      87    $     233
Expenses:
   Mortality and expense risk fees .............................         1,108         749             78          684          552
   Administrative fees .........................................           133          89              9           82           67
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................         1,241         838             87          766          619
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................          (184)       (838)           (87)        (679)        (386)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................        (2,766)      3,901         (2,477)       1,453        7,234
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................           432          --             --           60        3,929
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         1,099          --             --           43          865
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares        (1,235)      3,901         (2,477)       1,556       12,028
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................        17,142      (6,040)        (1,287)       8,299          435
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....     $  15,723   $  (2,977)    $   (3,851)   $   9,176    $  12,077
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================


                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------

                                                                       BASIC                                  CONSUMER     DYNAMIC
                                                                     MATERIALS  BIOTECHNOLOGY  COMMODITIES    PRODUCTS     DOW (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................       $    (184)  $    (838)    $     (87)    $    (679)   $    (386)
   Net realized gain (loss) on investments in portfolio shares          (1,235)      3,901        (2,477)        1,556       12,028
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................          17,142      (6,040)       (1,287)        8,299          435
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....          15,723      (2,977)       (3,851)        9,176       12,077
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           1,955       1,440           419         1,313        3,870
   Contract redemptions ......................................         (19,298)       (261)         (185)      (40,814)     (35,917)
   Net transfers (including mortality transfers) .............          30,291      (8,997)        7,092      (137,666)      51,521
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................          12,948      (7,818)        7,326      (177,167)      19,474
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................          28,671     (10,795)        3,475      (167,991)      31,551
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          82,630      64,026           916       180,647       36,978
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................       $ 111,301   $  53,231     $   4,391     $  12,656    $  68,529
====================================================================================================================================

a) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Velocity 100 prior to its name change effective May 1, 2006.

c) For the period November 1, 2006 (inception of fund) through December 31,
   2006.
d) Formerly Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Strengthening Dollar prior to its name change effective May 1  2006.

f) Formerly Weakening Dollar prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   DYNAMIC        DYNAMIC       DYNAMIC     STRENGTHENING   WEAKENING                                    ENERGY  ESSENTIAL PORTFOLIO
    OTC (b)   RUSSELL 2000 (c) S&P 500 (d)    DOLLAR (e)    DOLLAR (f)     ELECTRONICS      ENERGY       SERVICES   CONSERVATIVE (c)
------------------------------------------------------------------------------------------------------------------------------------

$        35    $        --    $       308    $        --    $       168    $        --    $        --    $        --    $     1,250

        728             --            504             19             35            158          8,664          8,431            131
         87             --             61              2              4             19          1,039          1,011             16
------------------------------------------------------------------------------------------------------------------------------------
        815             --            565             21             39            177          9,703          9,442            147
------------------------------------------------------------------------------------------------------------------------------------
       (780)            --           (257)           (21)           129           (177)        (9,703)        (9,442)         1,103
------------------------------------------------------------------------------------------------------------------------------------


     (5,646)            --          5,337           (948)          (354)        (1,212)        87,446        152,357             --

         --             --          1,215             --              1             --         59,939          2,939             51

         --             --             --             --              2             --         73,880         51,784             --
------------------------------------------------------------------------------------------------------------------------------------
     (5,646)            --          6,552           (948)          (351)        (1,212)       221,265        207,080             51
 -----------------------------------------------------------------------------------------------------------------------------------

      6,147             (3)         2,321             --             40             49       (155,187)      (169,423)        (1,212)
------------------------------------------------------------------------------------------------------------------------------------
$      (279)   $        (3)   $     8,616    $      (969)   $      (182)   $    (1,340)   $    56,375    $    28,215    $       (58)
====================================================================================================================================


===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   DYNAMIC        DYNAMIC       DYNAMIC     STRENGTHENING   WEAKENING                                    ENERGY  ESSENTIAL PORTFOLIO
    OTC (b)   RUSSELL 2000 (c) S&P 500 (d)    DOLLAR (e)    DOLLAR (f)     ELECTRONICS      ENERGY       SERVICES   CONSERVATIVE (c)
------------------------------------------------------------------------------------------------------------------------------------

$      (780)   $        --    $      (257)   $       (21)   $       129    $      (177)   $    (9,703)   $    (9,442)   $     1,103
     (5,646)            --          6,552           (948)          (351)        (1,212)       221,265        207,080             51

      6,147             (3)         2,321             --             40             49       (155,187)      (169,423)        (1,212)
------------------------------------------------------------------------------------------------------------------------------------
       (279)            (3)         8,616           (969)          (182)        (1,340)        56,375         28,215            (58)
------------------------------------------------------------------------------------------------------------------------------------


      6,728             --          4,317             --            298            190         44,242         35,947             --
    (33,514)            --        (35,423)            --            (29)        (8,046)      (135,052)       (95,322)            --
     26,699             92         40,183            969          5,483         12,535       (257,826)      (262,545)       110,154
------------------------------------------------------------------------------------------------------------------------------------

        (87)            92          9,077            969          5,752          4,679       (348,636)      (321,920)       110,154
------------------------------------------------------------------------------------------------------------------------------------
       (366)            89         17,693             --          5,570          3,339       (292,261)      (293,705)       110,096
------------------------------------------------------------------------------------------------------------------------------------
     58,839             --         34,257             --             51            708        811,869        682,533             --
------------------------------------------------------------------------------------------------------------------------------------
$    58,473    $        89    $    51,950    $        --    $     5,621    $     4,047    $   519,608    $   388,828    $   110,096
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                           -------------------------------------------------------------------------
                                                              ESSENTIAL                                  GOVERNMENT
                                                              PORTFOLIO       EUROPE       FINANCIAL      LONG BOND        HEALTH
                                                            MODERATE (a)   ADVANTAGE (b)   SERVICES     ADVANTAGE (c)       CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $      439     $      744    $      252     $    2,064     $       --
Expenses:
   Mortality and expense risk fees .......................           20            408           714            704          3,380
   Administrative fees ...................................            3             48            86             85            406
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................           23            456           800            789          3,786
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................          416            288          (548)         1,275         (3,786)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................           --          5,050         3,933         (2,284)        10,463
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................            6          1,158           810             --         14,528
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................           --             53            89             --             --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................            6          6,261         4,832         (2,284)        24,991
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................         (259)           242           632         (1,530)        (8,001)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .   $      163     $    6,791    $    4,916     $   (2,539)    $   13,204
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                 ESSENTIAL                                  GOVERNMENT
                                                                 PORTFOLIO       EUROPE       FINANCIAL      LONG BOND     HEALTH
                                                                MODERATE (a)   ADVANTAGE (b)   SERVICES     ADVANTAGE (c)   CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $      416    $       288     $     (548)   $   1,275    $   (3,786)
   Net realized gain (loss) on investments in portfolio shares           6          6,261          4,832       (2,284)       24,991
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        (259)           242            632       (1,530)       (8,001)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....         163          6,791          4,916       (2,539)       13,204
 -----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......          --            769             --       11,991        43,968
   Contract redemptions ......................................          --        (15,644)        (9,425)      (1,006)      (42,324)
   Net transfers (including mortality transfers) .............      15,486         13,099         15,454        1,164       151,873
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................      15,486         (1,776)         6,029       12,149       153,517
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      15,649          5,015         10,945        9,610       166,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          --         32,084         11,187       47,405       191,959
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $   15,649    $    37,099     $   22,132    $  57,015    $  358,680
====================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

b) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

c) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

d) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

e) Formerly Juno prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                             INVERSE          INVERSE
  HEDGED                       DYNAMIC     GOVERNMENT         INVERSE       INVERSE      INVERSE         INVERSE         JAPAN
EQUITY (a)     INTERNET        DOW (d)    LONG BOND (e)       MID-CAP       OTC (f)   RUSSELL 2000 (g)   S&P 500 (h)   ADVANTAGE (i)
------------------------------------------------------------------------------------------------------------------------------------


$      --     $       --      $      --     $    1,028      $       43     $   2,136   $     2,074   $       1,141      $      579

      500            195            100          1,149              23           660           337             342           1,291
       60             23             12            138               3            79            41              41             155
-----------------------------------------------------------------------------------------------------------------------------------
      560            218            112          1,287              26           739           378             383           1,446
-----------------------------------------------------------------------------------------------------------------------------------
     (560)          (218)          (112)          (259)          1,397            17         1,696             758            (867)
-----------------------------------------------------------------------------------------------------------------------------------



      197          1,355         (2,866)         5,625               1        (4,870)       (3,970)         (2,580)         18,450

       --             --             --             --              --            --            --              --           2,624

       --             --             --             --              --            --            --              --             308
-----------------------------------------------------------------------------------------------------------------------------------
      197          1,355         (2,866)         5,625               1        (4,870)       (3,970)         (2,580)         21,382
-----------------------------------------------------------------------------------------------------------------------------------
       --            (75)           628            530              10        (6,461)       (5,677)           (988)        (20,510)
-----------------------------------------------------------------------------------------------------------------------------------
$    (363)    $    1,062      $  (2,350)    $    5,896      $       28     $  (9,934)  $    (7,951)  $      (2,810)     $        5
===================================================================================================================================


====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                             INVERSE          INVERSE
  HEDGED                       DYNAMIC     GOVERNMENT         INVERSE       INVERSE      INVERSE         INVERSE         JAPAN
EQUITY (a)     INTERNET        DOW (d)    LONG BOND (e)       MID-CAP       OTC (f)   RUSSELL 2000 (g)   S&P 500 (h)   ADVANTAGE (i)
------------------------------------------------------------------------------------------------------------------------------------
$    (560)    $     (218)     $    (112)    $    (259)      $       17     $   1,397   $     1,696   $         758      $     (867)
      197          1,355         (2,866)        5,625                1        (4,870)       (3,970)         (2,580)         21,382

       --            (75)           628           530               10        (6,461)       (5,677)           (988)        (20,510)
------------------------------------------------------------------------------------------------------------------------------------
     (363)         1,062         (2,350)        5,896               28        (9,934)       (7,951)         (2,810)              5
------------------------------------------------------------------------------------------------------------------------------------


       --          1,835            464         1,640               --         1,099           104             450           5,645
   (6,305)           (84)        (3,244)      (18,788)              --       (14,593)       (4,049)         (3,607)         (3,189)
    6,668        (17,128)           359       (82,532)           2,328        49,631        71,329          (4,651)       (241,508)
------------------------------------------------------------------------------------------------------------------------------------

      363        (15,377)        (2,421)      (99,680)           2,328        36,137        67,384          (7,808)       (239,052)
------------------------------------------------------------------------------------------------------------------------------------
       --        (14,315)        (4,771)      (93,784)           2,356        26,203        59,433         (10,618)       (239,047)
------------------------------------------------------------------------------------------------------------------------------------
       --         23,750          7,652       119,262               --         6,352         6,398          25,232         284,704
------------------------------------------------------------------------------------------------------------------------------------
$      --     $    9,435      $   2,881     $  25,478       $    2,356     $  32,555   $    65,831   $      14,614      $   45,657
====================================================================================================================================


f) Formerly Arktos prior to its name change effective May 1, 2006.

g) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

h) Formerly Ursa prior to its name change effective May 1, 2006.

i) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                    LARGE-CAP    LARGE-CAP                   MID CAP       MID-CAP
                                                                      GROWTH       VALUE        LEISURE    ADVANTAGE (a)   GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $       --   $    1,214    $       --    $      340   $      --
Expenses:
   Mortality and expense risk fees .............................          398         1,264           172         1,110         288
   Administrative fees .........................................           48           151            21           133          35
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................          446         1,415           193         1,243         323
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................         (446)         (201)         (193)         (903)       (323)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................       (2,732)        4,397          (442)        2,969       1,500
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................          292         1,477           305        19,642       1,666
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................           61         2,408           167         4,361         852
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       (2,379)        8,282            30        26,972       4,018
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................        1,099         4,805         2,985       (22,513)        148
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .......   $   (1,726)  $    12,886    $    2,822   $     3,556  $    3,843
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                    LARGE-CAP     LARGE-CAP                  MID CAP       MID-CAP
                                                                     GROWTH        VALUE        LEISURE    ADVANTAGE (a)   GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)                                 $     (446)  $      (201)   $     (193)  $      (903) $     (323)
   Net realized gain (loss) on investments in portfolio shares ..      (2,379)        8,282            30        26,972       4,018
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................       1,099         4,805         2,985       (22,513)        148
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ........      (1,726)       12,886         2,822         3,556       3,843
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........         208         1,402            --         2,232         376
   Contract redemptions .........................................      (2,364)      (12,163)       (4,830)      (10,171)     (2,615)
   Net transfers (including mortality transfers) ................         682        74,190          (619)       35,408     (11,093)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .......................      (1,474)       63,429        (5,449)       27,469     (13,332)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................      (3,200)       76,315        (2,627)       31,025      (9,489)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      20,477        81,845        16,520        55,674      50,992
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................  $   17,277   $   158,160    $   13,893   $    86,699  $   41,503
====================================================================================================================================

a) Formerly Medius prior to its name change effective May 1, 2006.

b) Formerly Core Equity prior to its name change effective May 1, 2006.

c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

d) Formerly Mekros Fund prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.


                                                                 RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-CAP
  MID-CAP         CORE                                 PRECIOUS         REAL                     RUSSELL 2000      SECTOR
   VALUE     EQUITY (b) (c)     NOVA        OTC         METALS         ESTATE        RETAILING   ADVANTAGE (d)    ROTATION
------------------------------------------------------------------------------------------------------------------------------------

$    454    $      2       $  3,135       $     --    $     --       $  5,129      $     --       $    427       $     --


     408          24          3,140         16,146       2,774          3,451            38          2,467            291
      49           3            377          1,938         333            414             4            296             35
------------------------------------------------------------------------------------------------------------------------------------
     457          27          3,517         18,084       3,107          3,865            42          2,763            326
------------------------------------------------------------------------------------------------------------------------------------
      (3)        (25)          (382)       (18,084)     (3,107)         1,264           (42)        (2,336)          (326)
------------------------------------------------------------------------------------------------------------------------------------


  (2,288)          2         20,274         78,614      25,631         26,027          (413)        (6,359)         4,638

      --           4             --             --          --          3,756            --             --             85

      --          --             --             --          --          6,211            --             --            774
------------------------------------------------------------------------------------------------------------------------------------
  (2,288)          6         20,274         78,614      25,631         35,994          (413)        (6,359)         5,497
------------------------------------------------------------------------------------------------------------------------------------

   9,045         502         21,534         (7,441)      3,239         33,162           404          8,466           (568)
------------------------------------------------------------------------------------------------------------------------------------
$  6,754    $    483       $ 41,426       $ 53,089    $ 25,763      $ 70,420       $    (51)      $   (229)      $  4,603
====================================================================================================================================





------------------------------------------------------------------------------------------------------------------------------------
                                              RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------

               MULTI-CAP
 MID-CAP         CORE                                   PRECIOUS         REAL                     RUSSELL 2000      SECTOR
  VALUE     EQUITY (b) (c)     NOVA          OTC         METALS         ESTATE        RETAILING   ADVANTAGE (d)    ROTATION
------------------------------------------------------------------------------------------------------------------------------------
$    (3)       $  (25)     $   (382)      $(18,084)  $    (3,107)    $    1,264      $    (42)      $(2,336)     $   (326)
 (2,288)            6        20,274         78,614        25,631         35,994          (413)       (6,359)        5,497

  9,045           502        21,534         (7,441)        3,239         33,162           404         8,466         (568)
------------------------------------------------------------------------------------------------------------------------------------
  6,754           483        41,426         53,089        25,763         70,420           (51)         (229)        4,603
------------------------------------------------------------------------------------------------------------------------------------


    641           250         9,301         82,814        19,506         23,021           759        11,989         2,041
 (1,593)           --       (15,024)      (224,766)         (290)       (21,284)           --       (82,267)       (7,575)
 39,510         4,039       (42,616)       (66,554)       71,527         18,520        (8,634)      137,498       (17,239)
------------------------------------------------------------------------------------------------------------------------------------

 38,558         4,289       (48,339)      (208,506)       90,743         20,257        (7,875)       67,220       (22,773)
------------------------------------------------------------------------------------------------------------------------------------
 45,312         4,772        (6,913)      (155,417)      116,506         90,677        (7,926)       66,991       (18,170)
------------------------------------------------------------------------------------------------------------------------------------
 11,266            --       270,452      1,387,846       119,899        235,810         7,926        81,029        36,614
------------------------------------------------------------------------------------------------------------------------------------
$56,578        $4,772     $ 263,539    $ 1,232,429      $236,405    $   326,487      $     --      $148,020      $ 18,444
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statement of Operations -- Continued

For the Year Ended December 31, 2006



====================================================================================================================================




                                                                       RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------


                                                                  SMALL-CAP   SMALL-CAP                TELE-
                                                                   GROWTH      VALUE    TECHNOLOGY  COMMUNICATIONS   TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ....... $     --    $   344     $     --     $  1,071        $    --
Expenses:
   Mortality and expense risk fees .............................    1,031        494        1,152          399            195
   Administrative fees .........................................      124         59          138           48             24
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................    1,155        553        1,290          447            219
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................   (1,155)      (209)      (1,290)         624           (219)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................   (6,790)    (2,721)       2,718        2,035          1,166
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................       75      1,546           --        1,048             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................      223      2,051           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares   (6,492)       876        2,718        3,083          1,166
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................    6,139        (49)       5,555        4,015         (1,085)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..... $ (1,508)   $   618    $   6,983    $   7,722        $  (138)
====================================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2006


====================================================================================================================================




                                                                       RYDEX VARIABLE TRUST (continued)
                                                                --------------------------------------------------------------------


                                                                  SMALL-CAP   SMALL-CAP                TELE-
                                                                   GROWTH      VALUE    TECHNOLOGY  COMMUNICATIONS   TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense)                              $  (1,155)  $     (209)  $  (1,290)  $     624      $   (219)
   Net realized gain (loss) on investments in portfolio shares     (6,492)         876       2,718       3,083         1,166
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares                                6,139          (49)      5,555       4,015        (1,085)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations         (1,508)         618       6,983       7,722          (138)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage)              4,266          861       3,320          --           193
   Contract redemptions                                            (8,971)        (809)    (26,354)     (8,700)       (2,433)
   Net transfers (including mortality transfers)                  (95,823)      50,797     205,114      83,493         8,967
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from contract owners' transactions                        (100,528)      50,849     182,080      74,793         6,727
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     (102,036)      51,467     189,063      82,515         6,589
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                   111,746        7,065      49,114       1,301        11,168
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period                                $   9,710   $   58,532   $ 238,177   $  83,816      $ 17,757
====================================================================================================================================




   The accompanying notes are an integral part of these financial statements.


=======================================================================================================================
                                                           THIRD
                                                          AVENUE
                                                         VARIABLE
     RYDEX VARIABLE                                        SERIES                    VAN ECK WORLDWIDE
    TRUST (contined)              SELIGMAN PORTFOLIOS      TRUSTS                    INSURANCE TRUST FUND
-------------------------- ---------------------------  ----------  ---------------------------------------------------
    U.S
 GOVERNMENT                COMMUNICATIONS
   MONEY                         AND         GLOBAL                     ABSOLUTE                EMERGING        HARD
  MARKET        UTILITIES   INFORMATION   TECHNOLOGY       VALUE         RETURN         BOND    MARKETS        ASSETS
-----------------------------------------------------------------------------------------------------------------------


  $  36,664   $   3,290   $      --        $    --    $  17,541     $      --      $  67,792    $  12,310    $   1,971

     12,315       2,032       6,544          2,887       15,612         1,005          8,282       25,146       35,927
      1,478         244         785            347        1,874           121            994        3,017        4,311
-----------------------------------------------------------------------------------------------------------------------
     13,793       2,276       7,329          3,234       17,486         1,126          9,276       28,163       40,238
-----------------------------------------------------------------------------------------------------------------------
     22,871       1,014      (7,329)        (3,234)          55        (1,126)        58,516      (15,853)     (38,267)
-----------------------------------------------------------------------------------------------------------------------

         --       6,014      34,244          1,731       52,496         1,098        (70,497)     329,157      660,334

         --          --          --             --          818            --             --       22,492       55,981

         --       1,459          --             --       58,930            93             --      171,327      111,765
-----------------------------------------------------------------------------------------------------------------------
         --       7,473      34,244          1,731      112,244         1,191        (70,497)     522,976      828,080
-----------------------------------------------------------------------------------------------------------------------

         --      16,420      74,374         38,565       50,018         5,249         40,960      111,074     (238,144)
-----------------------------------------------------------------------------------------------------------------------
  $  22,871   $  24,907   $ 101,289      $  37,062    $ 162,317     $   5,314      $  28,979    $ 618,197    $ 551,669
=======================================================================================================================




Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2006


==================================================================================================================================
                                                            THIRD
                                                            AVENUE
                                                           VARIABLE
   RYDEX VARIABLE                                            SERIES                    VAN ECK WORLDWIDE
  TRUST (contined)              SELIGMAN PORTFOLIOS          TRUSTS                    INSURANCE TRUST FUND
-----------------------------  ------------------------- --------------  --------------------------------------------------------
         U.S
      GOVERNMENT               COMMUNICATIONS
        MONEY                       AND         GLOBAL                     ABSOLUTE                 EMERGING          HARD
        MARKET     UTILITIES    INFORMATION   TECHNOLOGY       VALUE        RETURN         BOND      MARKETS         ASSETS
---------------------------------------------------------------------------------------------------------------------------------

    $  22,871     $   1,014      $  (7,329)    $   (3,234)  $        55    $  (1,126)  $   58,516    $  (15,853)    $  (38,267)
           --         7,473         34,244          1,731       112,244        1,191      (70,497)       522,976       828,080

           --        16,420         74,374         38,565        50,018        5,249       40,960        111,074      (238,144)
---------------------------------------------------------------------------------------------------------------------------------
       22,871        24,907        101,289         37,062       162,317        5,314       28,979        618,197       551,669
---------------------------------------------------------------------------------------------------------------------------------

       64,630        24,971         24,080          9,515       201,408        5,369       28,215         63,281       188,148
     (225,954)      (80,526)       (86,109)       (39,441)     (129,812)     (12,577)    (312,676)      (577,033)     (246,412)
     (163,578)      (26,219)        85,975         56,294       299,377      128,920      (27,148)       181,323      (549,854)
---------------------------------------------------------------------------------------------------------------------------------

     (324,902)      (81,774)        23,946         26,368       370,973      121,712     (311,609)      (332,429)     (608,118)
---------------------------------------------------------------------------------------------------------------------------------
     (302,031)      (56,867)       125,235         63,430       533,290      127,026     (282,630)       285,768       (56,449)
---------------------------------------------------------------------------------------------------------------------------------
    1,214,938       214,204        487,554        230,805       963,755       13,553      848,093      1,815,889     2,670,726
---------------------------------------------------------------------------------------------------------------------------------
   $  912,907     $ 157,337      $ 612,789      $ 294,235   $ 1,497,045    $ 140,579   $  565,463    $ 2,101,657    $2,614,277
=================================================================================================================================



JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statement of Operations -- Continued

For the Year Ended December 31, 2006


===============================================================================================================================
                                                                          VAN ECK
                                                                         WORLDWIDE
                                                                         INSURANCE
                                                                         TRUST FUND        WELLS FARGO
                                                                         (continued)     ADVANTAGE VT FUNDS
                                                                        -----------------------------------------

                                                                             REAL                                  COMBINED
                                                                            ESTATE     DISCOVERY     OPPORTUNITY     TOTAL
-----------------------------------------------------------------------------------------------------------------  -----------
Investment income:
   Income dividends from investments in portfolio shares ..............   $ 13,724    $       --    $      --      $  2,533,649
Expenses:
   Mortality and expense risk fees ....................................     11,372        32,352       34,106       2,478,229
   Administrative fees ................................................      1,365         3,882        4,092         297,384
-----------------------------------------------------------------------------------------------------------------  -----------
     Total expenses ...................................................     12,737        36,234       38,198       2,775,613
-----------------------------------------------------------------------------------------------------------------  -----------
   Net investment income (expense) ....................................        987       (36,234)     (38,198)       (241,964)
-----------------------------------------------------------------------------------------------------------------  -----------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................................     26,880        85,672      200,257       4,475,413
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..................................     19,897            --           --       1,116,868
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..................................    235,700            --      292,519       5,735,831
-----------------------------------------------------------------------------------------------------------------  -----------
     Net realized gain (loss) on investments in portfolio shares ......    282,477        85,672      492,776      11,328,112
-----------------------------------------------------------------------------------------------------------------  -----------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................................    (47,536)      259,956     (185,261)     12,545,915
-----------------------------------------------------------------------------------------------------------------  -----------
     Net increase (decrease) in net assets from operations ............   $235,928    $  309,394    $ 269,317    $ 23,632,063
=================================================================================================================  ===========


Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2006


==================================================================================================================================
                                                                          VAN ECK
                                                                         WORLDWIDE
                                                                         INSURANCE
                                                                         TRUST FUND           WELLS FARGO
                                                                         (continued)      ADVANTAGE VT FUNDS
                                                                           --------------------------------------
                                                                              REAL                                    COMBINED
                                                                             ESTATE     DISCOVERY      OPPORTUNITY      TOTAL
-----------------------------------------------------------------------------------------------------------------   -------------

Changes from operations:
   Net investment income (expense) ....................................   $      987    $  (36,234)   $  (38,198)   $    (241,964)
   Net realized gain (loss) on investments in portfolio shares ........      282,477        85,672       492,776       11,328,112
   Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................................      (47,536)      259,956      (185,261)      12,545,915
-----------------------------------------------------------------------------------------------------------------   -------------
     Net increase (decrease) in net assets from operations ............      235,928       309,394       269,317       23,632,063
-----------------------------------------------------------------------------------------------------------------   -------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ................       47,046       119,589       164,958        9,254,451
   Contract redemptions ...............................................      (95,505)     (393,949)     (569,000)     (40,629,423)
   Net transfers (including mortality transfers) ......................       13,251       (10,504)     (211,289)      (1,817,377)
-----------------------------------------------------------------------------------------------------------------   -------------
     Net increase (decrease) in net assets
       from contract owners' transactions .............................      (35,208)     (284,864)     (615,331)     (33,192,349)
-----------------------------------------------------------------------------------------------------------------   -------------
       Net increase (decrease) in net assets ..........................      200,720        24,530      (346,014)      (9,560,286)
-----------------------------------------------------------------------------------------------------------------   -------------
Net assets, beginning of period .......................................      814,703     2,555,316     2,927,716      205,111,216
-----------------------------------------------------------------------------------------------------------------   -------------
       Net assets, end of period ......................................   $1,015,423    $2,579,846    $2,581,702    $ 195,550,930
=================================================================================================================   =============


The accompanying notes are an integral part of these financial statements.

===============================================================================
This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations

For the Year Ended December 31, 2005

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------

                                                                                              FIXED                   GOVERNMENT
                                                                  BALANCED      EQUITY       INCOME    FOCUS 20 (a)   SECURITIES
                                                              ----------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $220,976    $  144,094    $ 200,083    $     --      $102,801
Expenses:
   Mortality and expense risk fees ............................    165,246       377,845       56,991         742        34,842
   Administrative fees ........................................     19,830        45,341        6,839          90         4,181
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................    185,076       423,186       63,830         832        39,023
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................     35,900      (279,092)     136,253        (832)       63,778
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................    (44,698)      692,776       36,420     (22,321)      (96,087)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................         --            --           --          --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................         --     2,851,460           --          --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares     (44,698)    3,544,236       36,420     (22,321)      (96,087)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................    538,246      (416,011)    (129,904)      7,518        38,937
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....   $529,448    $2,849,133    $  42,769    $(15,635)      $ 6,628
====================================================================================================================================



Statement of Changes in Net Assets

For the Year Ended December 31, 2005

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                                 -------------------------------------------------------------------


                                                                                               FIXED                     GOVERNMENT
                                                                      BALANCED      EQUITY     INCOME     FOCUS 20 (a)   SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $     35,900  $   (279,092)$    136,253  $    (832)    $    63,778
   Net realized gain (loss) on investments in portfolio shares        (44,698)    3,544,236       36,420    (22,321)        (96,087)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        538,246      (416,011)    (129,904)     7,518          38,937
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...        529,448     2,849,133       42,769    (15,635)          6,628
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        578,275     1,057,352      190,346     (4,164)        209,866
   Contract redemptions ......................................     (1,788,750)   (3,997,901)  (1,210,400)   (11,073)       (756,306)
   Net transfers (including mortality transfers) .............       (258,298)      159,845     (308,392)  (146,670)       (501,325)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     (1,468,773)   (2,780,704)  (1,328,446)  (161,907)     (1,047,765)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       (939,325)       68,429   (1,285,677)  (177,542)     (1,041,137)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     13,929,169    30,670,033    5,270,705    177,542       3,444,363
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $ 12,989,844  $ 30,738,462 $  3,985,028  $      --     $ 2,403,226
====================================================================================================================================


a) For the period January 1, 2005 through May 31, 2005 (liquidation of funds).


=================================================================================================================================
40|86 SERIES TRUST (continued)                                    AIM VARIABLE INSURANCE FUNDS
----------------------------  ---------------------------------------------------------------------------------------------------
                                                                                                                      GLOBAL
    HIGH         MONEY                          CORE        FINANCIAL       GLOBAL          HIGH         MID CAP       REAL
    YIELD       MARKET        BASIC VALUE       STOCK       SERVICES    HEALTH CARE (b)     YIELD      CORE EQUITY    ESTATE (c)
------------------------------------------------------------------------------------------------------------------------------------

 $    74,167    $   110,341   $        --    $     2,637    $     1,646    $        --    $    47,140    $       417    $    16,475

      15,323         49,068         3,038          8,023          1,508          7,159          6,602          1,746         19,447
       1,838          5,888           364            963            181            859            792            210          2,334
------------------------------------------------------------------------------------------------------------------------------------
      17,161         54,956         3,402          8,986          1,689          8,018          7,394          1,956         21,781
------------------------------------------------------------------------------------------------------------------------------------
      57,006         55,385        (3,402)        (6,349)           (43)        (8,018)        39,746         (1,539)        (5,306)
------------------------------------------------------------------------------------------------------------------------------------


      (4,353)            --        13,525         45,252          1,414         15,480          8,748          5,843        171,958

      15,861             --           678             --             --             --             --            973         16,968

      39,043             --         1,025             --             --             --             --          3,563         25,018
------------------------------------------------------------------------------------------------------------------------------------
      50,551             --        15,228         45,252          1,414         15,480          8,748         10,379        213,944
------------------------------------------------------------------------------------------------------------------------------------

    (113,526)            --         1,858        (26,713)         3,129         27,460        (44,421)          (630)       (31,113)
------------------------------------------------------------------------------------------------------------------------------------
 $    (5,969)   $    55,385   $    13,684    $    12,190    $     4,500    $    34,922    $     4,073    $     8,210    $   177,525
====================================================================================================================================





==================================================================================================================================
40|86 SERIES TRUST (continued)                                    AIM VARIABLE INSURANCE FUNDS
-------------------------------  -------------------------------------------------------------------------------------------------

                                                                                                                         GLOBAL
        HIGH           MONEY                      CORE        FINANCIAL       GLOBAL          HIGH         MID CAP         REAL
        YIELD         MARKET      BASIC VALUE     STOCK       SERVICES    HEALTH CARE (b)     YIELD      CORE EQUITY    ESTATE (c)
----------------------------------------------------------------------------------------------------------------------------------


    $   57,006    $   55,385      $ (3,402)   $  (6,349)   $     (43)   $  (8,018)       $ 39,746       $  (1,539)   $   (5,306)
        50,551            --        15,228       45,252        1,414       15,480           8,748          10,379       213,944

      (113,526)           --         1,858      (26,713)       3,129       27,460         (44,421)           (630)      (31,113)
----------------------------------------------------------------------------------------------------------------------------------
        (5,969)       55,385        13,684       12,190        4,500       34,922           4,073           8,210       177,525
----------------------------------------------------------------------------------------------------------------------------------

        34,010         256,223      12,752       45,733        6,926       33,263          25,287          17,409       110,581
      (358,036)     (2,313,101)    (67,912)    (212,588)     (17,833)    (163,374)        (34,165)        (34,594)     (218,042)
         3,055       1,040,182      84,314      (25,985)      (6,331)     (27,217)        124,769          27,943       (53,753)
----------------------------------------------------------------------------------------------------------------------------------

      (320,971)     (1,016,696)     29,154     (192,840)     (17,238)    (157,328)        115,891          10,758      (161,214)
----------------------------------------------------------------------------------------------------------------------------------
      (326,940)       (961,311)     42,838     (180,650)     (12,738)    (122,406)        119,964          18,968        16,311
----------------------------------------------------------------------------------------------------------------------------------
     1,383,430       4,042,555     108,374      789,878      137,037      638,583         408,029         127,965     1,592,405
----------------------------------------------------------------------------------------------------------------------------------
    $1,056,490    $  3,081,244    $151,212    $ 609,228    $ 124,299    $ 516,177        $527,993       $ 146,933    $1,608,716
==================================================================================================================================


b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005



====================================================================================================================================
                                                                   AIM
                                                                VARIABLE
                                                             INSURANCE FUNDS
                                                               (continued)                      THE ALGER AMERICAN FUND
                                                          ------------------  ------------------------------------------------------


                                                                                             LEVERAGED      MIDCAP         SMALL
                                                              TECHNOLOGY       GROWTH        ALLCAP         GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $   --    $    16,617    $        --    $      --    $        --
Expenses:
   Mortality and expense risk fees .............................      888         88,367        104,116       56,715         35,446
   Administrative fees .........................................      106         10,604         12,494        6,806          4,254
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................      994         98,971        116,610       63,521         39,700
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................     (994)       (82,354)      (116,610)     (63,521)       (39,700)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................    1,379       (379,454)      (206,173)     384,880        162,918
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................       --             --             --           --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       --             --             --      182,993             --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares    1,379       (379,454)      (206,173)     567,873        162,918
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      (39)     1,146,901      1,279,046     (156,088)       272,973
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  346    $   685,093    $   956,263    $ 348,264    $   396,191
====================================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================
                                                                     AIM
                                                                  VARIABLE
                                                               INSURANCE FUNDS
                                                                 (continued)                    THE ALGER AMERICAN FUND
                                                             ------------------ ----------------------------------------------------


                                                                                          LEVERAGED         MIDCAP       SMALL
                                                                  TECHNOLOGY    GROWTH     ALLCAP           GROWTH  CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $    (994)  $   (82,354) $  (116,610) $    (63,521) $    (39,700)
   Net realized gain (loss) on investments in portfolio shares       1,379      (379,454)    (206,173)      567,873       162,918
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................         (39)    1,146,901    1,279,046      (156,088)      272,973
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...         346       685,093      956,263       348,264       396,191
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       7,117       388,017      498,215       240,749       122,175
   Contract redemptions ......................................      (5,558)   (1,166,022)  (1,187,866)     (735,483)     (385,011)
   Net transfers (including mortality transfers) .............     (16,268)     (239,128)    (920,580)     (658,047)      (55,561)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     (14,709)   (1,017,133)  (1,610,231)   (1,152,781)     (318,397)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     (14,363)     (332,040)    (653,968)     (804,517)       77,794
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      88,183     7,543,099    9,310,209     5,074,444     2,933,405
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $  73,820   $ 7,211,059  $ 8,656,241  $  4,269,927  $  3,011,199
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


==============================================================================================================================
 ALLIANCE
 VARIABLE                                                                                DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
-----------  ----------------------------------------------------------------------  ----------------
                                                                                                        DREYFUS
                                                                                                        SOCIALLY     DREYFUS
GROWTH AND                     INCOME &      INFLATION                                    SMALL CAP    RESPONSIBLE    STOCK
 INCOME       BALANCED (a)     GROWTH       PROTECTION   INTERNATIONAL      VALUE     STOCK INDEX (a)   GROWTH        INDEX
------------------------------------------------------------------------------------------------------------------------------


$      3,077   $        --    $    32,367    $ ,568    $    12,117    $    43,401    $        --    $      --    $   374,323

       2,609            55         20,102       398         11,188         61,368            113       43,742        291,932
         313             6          2,412        48          1,342          7,365             14        5,249         35,032
------------------------------------------------------------------------------------------------------------------------------
       2,922            61         22,514       446         12,530         68,733            127       48,991        326,964
------------------------------------------------------------------------------------------------------------------------------
         155           (61)         9,853      ,122           (413)       (25,332)          (127)     (48,991)        47,359
------------------------------------------------------------------------------------------------------------------------------


       3,702             1        159,871      (619)        78,521        165,944             52     (338,396)      (315,065)

          --            --             --         8             --        281,851             --           --             --

          --            --             --         2             --        220,314             --           --             --
------------------------------------------------------------------------------------------------------------------------------
       3,702             1        159,871      (609)        78,521        668,109             52     (338,396)      (315,065)
------------------------------------------------------------------------------------------------------------------------------

       2,678           366       (118,464)     (609)        12,052       (474,367)           215      450,130        963,671
------------------------------------------------------------------------------------------------------------------------------
 $     6,535   $       306    $    51,260    $  (96)   $    90,160    $   168,410    $       140    $  62,743    $   695,965
==============================================================================================================================





==================================================================================================================================
 ALLIANCE
 VARIABLE                                                                                DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
-------------  --------------------------------------------------------------------  -----------------
                                                                                                        DREYFUS
                                                                                                        SOCIALLY         DREYFUS
 GROWTH AND                    INCOME &      INFLATION                                    SMALL CAP    RESPONSIBLE       STOCK
  INCOME       BALANCED (a)    GROWTH       PROTECTION    INTERNATIONAL      VALUE     STOCK INDEX (a)   GROWTH          INDEX
----------------------------------------------------------------------------------------------------------------------------------


  $    155     $       (61)    $    9,853    $      1,122    $     (413)   $  (25,332)   $   (127)   $  (48,991)   $     47,359
     3,702               1        159,871            (609)       78,521       668,109          52      (338,396)       (315,065)

     2,678             366       (118,464)           (609)       12,052      (474,367)        215       450,130         963,671
----------------------------------------------------------------------------------------------------------------------------------
     6,535             306         51,260             (96)       90,160       168,410         140        62,743         695,965
----------------------------------------------------------------------------------------------------------------------------------

     3,520             630        131,432           5,941        57,445       256,419       1,821       191,360       1,315,806
   (16,948)             --       (388,550)           (510)     (110,021)     (600,326)     (1,728)     (573,285)     (3,716,355)
    (4,011)         13,200        (26,604)         14,748      (229,940)       61,531      22,087      (327,111)       (597,959)
----------------------------------------------------------------------------------------------------------------------------------

   (17,439)         13,830       (283,722)         20,179      (282,516)     (282,376)     22,180      (709,036)     (2,998,508)
----------------------------------------------------------------------------------------------------------------------------------
   (10,904)         14,136       (232,462)         20,083      (192,356)     (113,966)     22,320      (646,293)     (2,302,543)
----------------------------------------------------------------------------------------------------------------------------------
   216,980              --      1,778,472           2,343     1,086,339     5,008,295          --     3,910,548      25,246,999
----------------------------------------------------------------------------------------------------------------------------------
  $206,076     $    14,136     $1,546,010    $     22,426    $  893,983    $4,894,329    $ 22,320    $3,264,255    $ 22,944,456
==================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005




====================================================================================================================================
                                                                DREYFUS VARIABLE
                                                                INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                             ----------------------------- -----------------------------------------
                                                                                                           HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL
                                                                STOCK          VALUE       INCOME II       BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ....  $      --    $     --    $    55,676    $   127,319    $        --
Expenses:
   Mortality and expense risk fees ..........................     10,451      33,444         12,693         18,437          9,262
   Administrative fees ......................................      1,254       4,013          1,523          2,213          1,111
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................     11,705      37,457         14,216         20,650         10,373
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................    (11,705)    (37,457)        41,460        106,669        (10,373)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................    180,163     259,773         11,201         29,409         84,545
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................         --      13,413             --             --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................         --      25,591             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares                                                    180,163     298,777         11,201         29,409         84,545
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................   (124,013)    (19,101)        (6,402)      (120,253)       (32,463)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..  $  44,445    $242,219    $    46,259    $    15,825    $    41,709
====================================================================================================================================


Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================
                                                                DREYFUS VARIABLE
                                                                INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                            -------------------------------  ---------------------------------------
                                                                                                         HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL      INCOME     INTERNATIONAL
                                                                 STOCK          VALUE       INCOME II     BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................... $  (11,705)  $   (37,457)   $   41,460  $  106,669    $ (10,373)
   Net realized gain (loss) on investments in portfolio shares    180,163       298,777        11,201      29,409       84,545
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................   (124,013)      (19,101)       (6,402)   (120,253)     (32,463)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....     44,445       242,219        46,259      15,825       41,709
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......     26,528       113,090        22,144      48,825       22,845
   Contract redemptions ......................................   (423,662)     (650,370)     (330,286)   (266,970)    (169,710)
   Net transfers (including mortality transfers) .............    (47,859)      (12,745)      (90,143)    (42,452)    (101,009)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................   (444,993)     (550,025)     (398,285)   (260,597)    (247,874)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................   (400,548)     (307,806)     (352,026)   (244,772)    (206,165)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................  1,057,029     2,716,345     1,265,325   1,638,685      870,097
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................. $  656,481   $ 2,408,539    $  913,299  $1,393,913    $ 663,932
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


=================================================================================================================================

                               JANUS ASPEN SERIES                                                  LAZARD RETIREMENT SERIES
------------------------------------------------------------------------  -------------------------------------------------------

   GROWTH AND  INTERNATIONAL   LARGE CAP       MID CAP      WORLDWIDE      EMERGING                  INTERNATIONAL
     INCOME       GROWTH        GROWTH (a)     GROWTH        GROWTH         MARKETS        EQUITY        EQUITY        SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------


 $    17,598    $  5,872    $    41,962    $        --    $   215,497    $     1,737    $  1,338    $       510    $        --

      34,695       5,517        158,433        122,118        197,775          4,946       2,148            673         37,265
       4,164         663         19,012         14,655         23,732            593         258             81          4,472
---------------------------------------------------------------------------------------------------------------------------------
      38,859       6,180        177,445        136,773        221,507          5,539       2,406            754         41,737
---------------------------------------------------------------------------------------------------------------------------------
     (21,261)       (308)      (135,483)      (136,773)        (6,010)        (3,802)     (1,068)          (244)       (41,737)
---------------------------------------------------------------------------------------------------------------------------------



     143,101      30,729       (619,465)      (829,171)      (995,521)        35,753      22,471          1,297        425,842

          --          --             --             --             --          3,577          --            300         45,477

          --          --             --             --             --         17,127          --            477        148,849
---------------------------------------------------------------------------------------------------------------------------------

     143,101      30,729       (619,465)      (829,171)      (995,521)        56,457      22,471          2,074        620,168
---------------------------------------------------------------------------------------------------------------------------------

     160,543     106,845      1,060,168      1,952,258      1,610,544        104,700     (17,501)         3,011       (546,066)
---------------------------------------------------------------------------------------------------------------------------------
 $   282,383    $137,266    $   305,220    $   986,314    $   609,013    $   157,355    $  3,902    $     4,841    $    32,365
====================================================================================================================================



=================================================================================================================================

                               JANUS ASPEN SERIES                                             LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------   ----------------------------------------------------

    GROWTH AND    INTERNATIONAL   LARGE CAP       MID CAP      WORLDWIDE      EMERGING                 INTERNATIONAL
      INCOME         GROWTH      GROWTH (a)       GROWTH        GROWTH         MARKETS      EQUITY        EQUITY        SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------


 $    (21,261)   $    (308)   $  (135,483)   $   (136,773)   $    (6,010)   $ (3,802)   $ (1,068)   $    (244)   $    (41,737)
      143,101       30,729       (619,465)       (829,171)      (995,521)     56,457      22,471        2,074         620,168

      160,543      106,845      1,060,168       1,952,258      1,610,544     104,700     (17,501)       3,011        (546,066)
---------------------------------------------------------------------------------------------------------------------------------
      282,383      137,266        305,220         986,314        609,013     157,355       3,902        4,841          32,365
---------------------------------------------------------------------------------------------------------------------------------

      171,644       26,435        901,042         609,244        882,075      17,999       6,485        1,056         163,735
     (450,244)     (52,020)    (1,796,966)     (1,113,789)    (2,186,127)    (53,127)    (77,550)      (6,831)       (906,666)
      (41,129)     234,593     (1,042,821)       (624,793)    (1,302,761)    684,533       5,706       16,491        (777,374)
---------------------------------------------------------------------------------------------------------------------------------

     (319,729)     209,008     (1,938,745)     (1,129,338)    (2,606,813)    649,405     (65,359)      10,716      (1,520,305)
---------------------------------------------------------------------------------------------------------------------------------
      (37,346)     346,274     (1,633,525)       (143,024)    (1,997,800)    806,760     (61,457)      15,557      (1,487,940)
---------------------------------------------------------------------------------------------------------------------------------
    2,908,396      322,803     14,033,353      10,285,229     17,506,969      98,251     186,749       39,326       4,086,358
---------------------------------------------------------------------------------------------------------------------------------
 $  2,871,050    $ 669,077    $12,399,828    $ 10,142,205    $15,509,169    $905,011    $125,292    $  54,883    $  2,598,418
=================================================================================================================================


a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================


                                                                                                           NEUBERGER BERMAN
                                                                      LORD ABBETT SERIES FUND           ADVISERS MANAGEMENT TRUST
                                                                  ------------------------------------------------------------------
                                                                                                                            LIMITED
                                                                    AMERICA'S     GROWTH AND                 HIGH INCOME    MATURITY
                                                                      VALUE         INCOME     FASCIANO       BOND (a)        BOND
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $  10,865    $  58,796      $    --      $      55    $  35,024
Expenses:
   Mortality and expense risk fees .............................       6,712       83,349          209              7       19,665
   Administrative fees .........................................         805       10,002           25             --        2,360
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................       7,517       93,351          234              7       22,025
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................       3,348      (34,555)        (234)            48       12,999
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      19,469      500,868        1,006             (6)     (84,199)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................          --           --           43              5           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       4,577      359,231           39             --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      24,046      860,099        1,088             (1)     (84,199)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      (9,114)    (717,455)         (85)           (23)      69,331
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  18,280    $ 108,089      $   769    $        24    $  (1,869)
====================================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================


                                                                                                          NEUBERGER BERMAN
                                                                    LORD ABBETT SERIES FUND             ADVISERS MANAGEMENT TRUST
                                                                 ----------------------------- -------------------------------------
                                                                                                                         LIMITED
                                                                    AMERICA'S     GROWTH AND              HIGH INCOME    MATURITY
                                                                      VALUE         INCOME     FASCIANO    BOND (a)        BOND
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $     3,348    $   (34,555) $   (234)   $    48      $    12,999
   Net realized gain (loss) on investments in portfolio shares        24,046        860,099     1,088         (1)         (84,199)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        (9,114)      (717,455)      (85)       (23)          69,331
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...        18,280        108,089       769         24           (1,869)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        84,432        644,188     2,519         (8)          83,338
   Contract redemptions ......................................      (121,760)    (1,353,188)   (8,127)        --         (518,844)
   Net transfers (including mortality transfers) .............       172,143       (723,379)    9,430        801         (454,477)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................       134,815     (1,432,379)    3,822        793         (889,983)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       153,095     (1,324,290)    4,591        817         (891,852)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       371,030      7,413,182    13,400         --        2,123,949
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $   524,125    $ 6,088,892  $ 17,991    $   817      $ 1,232,097
====================================================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005.


   The accompanying notes are an integral part of these financial statements.


==========================================================================================================================
                                                                                                        PIONEER
                                                                                                       VARIABLE
                        NEUBERGER BERMAN                                                               CONTRACTS
               ADVISERS MANAGEMENT TRUST (continued)               PIMCO VARIABLE INSURANCE TRUST        TRUST
---------------------------------------------------------------------------------------------------- ---------------------
   MID-CAP                                  SOCIALLY     MONEY       REAL       SHORT-       TOTAL        CORE
   GROWTH        PARTNERS     REGENCY      RESPONSIVE    MARKET     RETURN       TERM       RETURN      BOND (b)
--------------------------------------------------------------------------------------------------------------------------

 $      --    $  24,077    $     407    $      --    $   4,326   $  23,758    $  17,153    $  33,573    $       1

     2,186       29,943        3,353        1,171        1,687      10,571        7,238       12,209           --
       263        3,594          403          141          202       1,268          868        1,465           --
--------------------------------------------------------------------------------------------------------------------------
     2,449       33,537        3,756        1,312        1,889      11,839        8,106       13,674           --
--------------------------------------------------------------------------------------------------------------------------
    (2,449)      (9,460)      (3,349)      (1,312)       2,437      11,919        9,047       19,899            1
--------------------------------------------------------------------------------------------------------------------------

    14,131      284,166       18,490        1,291           --       4,716       (1,233)      (3,705)          --

        --           --       10,297           --           --       9,444           --        7,939           --

        --          559       19,741          658           --         151           --        6,866           --
--------------------------------------------------------------------------------------------------------------------------
    14,131      284,725       48,528        1,949           --      14,311       (1,233)      11,100           --
--------------------------------------------------------------------------------------------------------------------------
     9,090       95,570      (23,126)       7,742           --     (22,110)      (1,050)     (22,139)          --
--------------------------------------------------------------------------------------------------------------------------
 $  20,772    $ 370,835    $  22,053    $   8,379    $   2,437   $   4,120    $   6,764    $   8,860    $       1
==========================================================================================================================





=================================================================================================================
                                                                                                         PIONEER
                                                                                                         VARIABLE
                     NEUBERGER BERMAN                                                                    CONTRACTS
             ADVISERS MANAGEMENT TRUST (continued)                   PIMCO VARIABLE INSURANCE TRUST       TRUST
------------------------------------------------------- ---------------------------------------------- -----------
   MID-CAP                                  SOCIALLY     MONEY       REAL       SHORT-       TOTAL       CORE
   GROWTH        PARTNERS     REGENCY      RESPONSIVE    MARKET     RETURN       TERM       RETURN     BOND  (b)
------------------------------------------------------------------------------------------------------------------


 $ (2,449)   $    (9,460)   $  (3,349)   $  (1,312)   $   2,437    $  11,919    $   9,047    $  19,899    $    1
   14,131        284,725       48,528        1,949           --       14,311       (1,233)      11,100        --

    9,090         95,570      (23,126)       7,742           --      (22,110)      (1,050)     (22,139)       --
------------------------------------------------------------------------------------------------------------------
   20,772        370,835       22,053        8,379        2,437        4,120        6,764        8,860         1
------------------------------------------------------------------------------------------------------------------

    9,070         78,259        5,188           65       97,050       41,831       33,460       42,278        67
  (26,566)      (407,762)     (44,949)     (24,029)     (17,751)    (249,878)    (275,425)    (232,299)       --
   13,060        574,632      271,563      263,607      211,095      276,077      641,344      187,480        --
------------------------------------------------------------------------------------------------------------------

   (4,436)       245,129      231,802      239,643      290,394       68,030      399,379       (2,541)       67
------------------------------------------------------------------------------------------------------------------
   16,336        615,964      253,855      248,022      292,831       72,150      406,143        6,319        68
------------------------------------------------------------------------------------------------------------------
  169,843      2,087,180      153,065           --       22,886      802,630      351,393      930,976        --
------------------------------------------------------------------------------------------------------------------
 $186,179    $ 2,703,144    $ 406,920    $ 248,022    $ 315,717    $ 874,780    $ 757,536    $ 937,295    $   68
==================================================================================================================

b) For the period July 15, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


===================================================================================================================================

                                                                         PIONEER VARIABLE CONTRACTS TRUST (continued)
                                                                 ------------------------------------------------------------------
                                                                   EQUITY                                MID CAP        MONEY
                                                                   INCOME         EUROPE     FUND       VALUE (a)      MARKET (a)
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $ 13,720    $    191    $  3,912    $     23    $     75
Expenses:
   Mortality and expense risk fees .............................      8,001         570       4,403         102          30
   Administrative fees .........................................        960          68         528          13           4
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................      8,961         638       4,931         115          34
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................      4,759        (447)     (1,019)        (92)         41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................     79,476       1,743      15,181          (4)         --
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --          --          --          55          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --          --          --         617          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     79,476       1,743      15,181         668          --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................    (56,400)      1,416       1,047        (146)         --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $ 27,835    $  2,712    $ 15,209    $    430    $     41
===================================================================================================================================


Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005



===================================================================================================================================

                                                                         PIONEER VARIABLE CONTRACTS TRUST (continued)
                                                                 ------------------------------------------------------------------
                                                                   EQUITY                              MID CAP        MONEY
                                                                   INCOME       EUROPE     FUND       VALUE (a)      MARKET (a)
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $   4,759  $    (447)   $ (1,019)   $   (92)       $   41
   Net realized gain (loss) on investments in portfolio shares      79,476      1,743      15,181        668            --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................     (56,400)     1,416       1,047       (146)           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      27,835      2,712      15,209        430            41
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      39,534      5,460      28,228        832             1
   Contract redemptions ......................................    (178,840)    (1,222)    (49,144)       (30)           --
   Net transfers (including mortality transfers) .............     335,238    (12,803)      2,985     19,235         8,609
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     195,932     (8,565)    (17,931)    20,037         8,610
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     223,767     (5,853)     (2,722)    20,467         8,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     491,687     55,233     360,399         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $ 715,454  $  49,380    $357,677    $20,467        $8,651
===================================================================================================================================



a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.


===============================================================================================================================
            ROYCE
         CAPITAL FUND                                            RYDEX VARIABLE TRUST
--------------------------- ---------------------------------------------------------------------------------------------------
                             CLS ADVISORONE CLS ADVISORONE    INVERSE                 BASIC
      MICRO-CAP   SMALL-CAP    AMERIGO (a)   CLERMONT (a)     OTC (c)    BANKING    MATERIALS   BIOTECHNOLOGY COMMODITIES (b)
--------------------------- ---------------------------------------------------------------------------------------------------


      $  2,906    $     --    $     --       $   3          $     --    $     31    $    335    $     --       $      1

         8,054      14,383           1           4             1,019         115         528         436             --
           967       1,726          --          --               122          14          63          52             --
------------------------------------------------------------------------------------------------------------------------------
         9,021      16,109           1           4             1,141         129         591         488             --
------------------------------------------------------------------------------------------------------------------------------
        (6,115)    (16,109)         (1)         (1)           (1,141)        (98)       (256)       (488)             1
------------------------------------------------------------------------------------------------------------------------------


       (12,344)     61,661           2          (1)            1,168      (1,800)     (1,398)      1,832             (7)

         4,530       5,757          --           1                --         310      13,626          --             --

         4,251       8,186          --          --                --          11         232          --             --
------------------------------------------------------------------------------------------------------------------------------
        (3,563)     75,604           2          --             1,168      (1,479)     12,460       1,832             (7)
------------------------------------------------------------------------------------------------------------------------------

        43,779      16,690           5          17               245        (994)    (10,598)      5,726             (1)
------------------------------------------------------------------------------------------------------------------------------
      $ 34,101    $ 76,185    $      6       $  16          $    272    $ (2,571)   $  1,606    $  7,070       $     (7)
==============================================================================================================================



==============================================================================================================================
           ROYCE
        CAPITAL FUND                                            RYDEX VARIABLE TRUST
-------------------------- ---------------------------------------------------------------------------------------------------
                          CLS ADVISORONE CLS ADVISORONE    INVERSE                 BASIC
   MICRO-CAP   SMALL-CAP    AMERIGO (a)   CLERMONT (a)     OTC (c)    BANKING    MATERIALS   BIOTECHNOLOGY COMMODITIES (b)
------------------------ -----------------------------------------------------------------------------------------------------


  $  (6,115)   $   16,109)   $   (1)     $   (1)         $(1,141)    $    (98)     $   (256)   $   (488)       $      1
     (3,563)       75,604         2          --            1,168       (1,479)       12,460       1,832              (7)

     43,779        16,690         5          17              245         (994)      (10,598)      5,726              (1)
------------------------ -----------------------------------------------------------------------------------------------------
     34,101        76,185         6          16              272       (2,571)        1,606       7,070              (7)
------------------------ -----------------------------------------------------------------------------------------------------

     28,148        57,543        (1)         99            2,702        1,404            31       1,702              (1)
    (71,938)      (98,768)       --          --           (3,586)      (2,399)       (4,197)         --              --
   (310,244)      384,244     1,552         369            6,964      (20,802)       72,691      54,161             924
------------------------ -----------------------------------------------------------------------------------------------------

   (354,034)      343,019     1,551         468            6,080      (21,797)       68,525      55,863             923
------------------------ -----------------------------------------------------------------------------------------------------
   (319,933)      419,204     1,557         484            6,352      (24,368)       70,131      62,933             916
------------------------ -----------------------------------------------------------------------------------------------------
    880,824       909,424        --          --               --       29,088        12,499       1,093              --
------------------------ -----------------------------------------------------------------------------------------------------
  $ 560,891    $1,328,628    $1,557      $  484          $ 6,352     $  4,720      $ 82,630    $ 64,026        $    916
======================== =====================================================================================================


b) For the period  October 21, 2005  (inception of fund) through  December 31,
   2005.

c) Formerly Arktos prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


==================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (continued)
----------------------------------------------------------------------------------------------------------------------------------

                                                                   CONSUMER                                ENERGY       FINANCIAL
                                                                   PRODUCTS      ELECTRONICS     ENERGY   SERVICES      SERVICES
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $   1,069    $      --    $     125    $      --    $      89
Expenses:
   Mortality and expense risk fees .............................       1,511           61        7,145        5,173           96
   Administrative fees .........................................         181            7          857          621           12
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................       1,692           68        8,002        5,794          108
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................        (623)         (68)      (7,877)      (5,794)         (19)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      (1,203)         236       72,197       27,178          270
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................       2,805           --       34,721           --          601
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       3,648           --        1,140           --          120
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       5,250          236      108,058       27,178          991
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      (8,735)        (346)      46,168      115,986          311
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  (4,108)   $    (178)   $ 146,349    $ 137,370    $   1,283
==================================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005


===================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (continued)
                                                                -------------------------------------------------------------------

                                                                   CONSUMER                                ENERGY       FINANCIAL
                                                                   PRODUCTS      ELECTRONICS     ENERGY   SERVICES      SERVICES
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $    (623)   $     (68)   $  (7,877)   $  (5,794)   $     (19)
   Net realized gain (loss) on investments in portfolio shares       5,250          236      108,058       27,178          991
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      (8,735)        (346)      46,168      115,986          311
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      (4,108)        (178)     146,349      137,370        1,283
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       2,728          338       43,942       21,504           (1)
   Contract redemptions ......................................     (84,184)        (362)    (114,771)     (21,129)          --
   Net transfers (including mortality transfers) .............     253,878       (5,520)     561,203      441,837        9,905
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     172,422       (5,544)     490,374      442,212        9,904
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     168,314       (5,722)     636,723      579,582       11,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      12,333        6,430      175,146      102,951           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $ 180,647    $     708    $ 811,869    $ 682,533    $  11,187
===================================================================================================================================


a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

c) Formerly  Juno prior to its name change  effective May 1, 2006.

d) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                                  RYDEX VARIABLE TRUST (continued)
-----------------------------------------------------------------------------------------------------------------
                                  INVERSE                                 INVERSE
      HEALTH                      DYNAMIC     INVERSE       INVERSE      GOVERNMENT       EUROPE       LARGE-CAP
       CARE        INTERNET       DOW (a)     MID-CAP  RUSSELL 2000 (b) LONG BOND (c)  ADVANTAGE (d)    GROWTH
-----------------------------------------------------------------------------------------------------------------


   $      --    $      --    $     122    $      --    $     138    $      --      $     150        $      82

       1,842          255          138           34          105        2,915            419              317
         221           30           16            4           13          350             50               38
-----------------------------------------------------------------------------------------------------------------
       2,063          285          154           38          118        3,265            469              355
-----------------------------------------------------------------------------------------------------------------
      (2,063)        (285)         (32)         (38)          20       (3,265)          (319)            (273)
-----------------------------------------------------------------------------------------------------------------


       6,322          713         (727)        (539)      (2,494)     (59,536)          (461)          (3,198)

          --          975           --           --           --           --            219            2,427

          --          217           --           --           --           --             --               44
-----------------------------------------------------------------------------------------------------------------
       6,322        1,905         (727)        (539)      (2,494)     (59,536)          (242)            (727)
-----------------------------------------------------------------------------------------------------------------

      12,734       (1,161)        (450)          --         (520)      37,673          2,149             (603)
-----------------------------------------------------------------------------------------------------------------
   $  16,993    $     459    $  (1,209)   $    (577)   $  (2,994)   $ (25,128)     $   1,588        $  (1,603)
=================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005


==================================================================================================================
                                                        RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------
                                 INVERSE                                 INVERSE
        HEALTH                   DYNAMIC     INVERSE       INVERSE      GOVERNMENT       EUROPE       LARGE-CAP
         CARE        INTERNET    DOW (a)     MID-CAP  RUSSELL 2000 (b) LONG BOND (c)  ADVANTAGE (d)    GROWTH
------------------------------------------------------------------------------------------------------------------

    $  (2,063)   $    (285)   $     (32)   $     (38)   $      20      $  (3,265)   $    (319)     $    (273)
        6,322        1,905         (727)        (539)      (2,494)       (59,536)        (242)          (727)

       12,734       (1,161)        (450)          --         (520)        37,673        2,149           (603)
------------------------------------------------------------------------------------------------------------------
       16,993          459       (1,209)        (577)      (2,994)       (25,128)       1,588         (1,603)
------------------------------------------------------------------------------------------------------------------

       11,571        2,949          516           (3)         455          8,744        4,229            783
       (1,822)     (10,350)          --           --           --        (32,456)        (354)            --
      130,775       (1,499)       4,939          580        8,937       (226,754)       5,873         21,279
------------------------------------------------------------------------------------------------------------------

      140,524       (8,900)       5,455          577        9,392       (250,466)       9,748         22,062
------------------------------------------------------------------------------------------------------------------
      157,517       (8,441)       4,246           --        6,398       (275,594)      11,336         20,459
------------------------------------------------------------------------------------------------------------------
       34,442       32,191        3,406           --           --        394,856       20,748             18
------------------------------------------------------------------------------------------------------------------
    $ 191,959    $  23,750    $   7,652    $      --    $   6,398      $ 119,262    $  32,084      $  20,477
==================================================================================================================


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                                      JAPAN      LARGE-CAP              DYNAMIC       MID-CAP
                                                                  ADVANTAGE (a)    VALUE     LEISURE    DOW (b)    ADVANTAGE (c)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $     --    $    754    $     --    $    272    $    --
Expenses:
   Mortality and expense risk fees .............................        592         391         289         192         697
   Administrative fees .........................................         71          46          34          23          83
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................        663         437         323         215         780
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................       (663)        317        (323)         57        (780)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      1,202      (2,499)      1,146      (2,298)      7,211
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --       2,455       1,601         561          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --         321         269         353         199
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      1,202         277       3,016      (1,384)      7,410
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     20,632        (317)     (3,759)       (959)       (164)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $ 21,171    $    277    $ (1,066)   $ (2,286)   $  6,466
====================================================================================================================================


Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005



=================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (continued)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      JAPAN      LARGE-CAP              DYNAMIC       MID-CAP
                                                                  ADVANTAGE (a)    VALUE     LEISURE    DOW (b)    ADVANTAGE (c)
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $   (663)   $     317    $      (323)   $    57    $  (780)
   Net realized gain (loss) on investments in portfolio shares      1,202          277          3,016     (1,384)     7,410
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................     20,632         (317)        (3,759)      (959)      (164)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....     21,171          277         (1,066)    (2,286)     6,466
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      1,612          992             (6)       420      9,657
   Contract redemptions ......................................       (108)     (12,679)        (9,144)       (35)    (7,236)
   Net transfers (including mortality transfers) .............    258,333       93,237         10,465     38,725     14,518
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................    259,837       81,550          1,315     39,110     16,939
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................    281,008       81,827            249     36,824     23,405
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      3,696           18         16,271        154     32,269
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $284,704    $  81,845    $    16,520    $36,978    $55,674
=================================================================================================================================


a) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

b) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

c) Formerly Medius Fund prior to its name change effective May 1, 2006.

d) Formerly Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.


==============================================================================================================

                                                                RYDEX VARIABLE TRUST (continued)
--------------------------------------------------------------------------------------------------------------
    RUSSELL
      2000        MID-CAP    MID-CAP                             PRECIOUS     REAL                    SECTOR
   ADVANTAGE (d)   GROWTH     VALUE       NOVA       OTC          METALS     ESTATE     RETAILING    ROTATION
--------------------------------------------------------------------------------------------------------------


   $  2,832    $     --    $     77    $    836    $     --    $     --    $  2,596    $     --    $     --

      1,253         132          88       3,190      17,390         550       2,314         102          81
        150          16          11         382       2,087          66         278          12          10
--------------------------------------------------------------------------------------------------------------
      1,403         148          99       3,572      19,477         616       2,592         114          91
--------------------------------------------------------------------------------------------------------------
      1,429        (148)        (22)     (2,736)    (19,477)       (616)          4        (114)        (91)
--------------------------------------------------------------------------------------------------------------


     10,727       1,878         874      31,656      95,475       5,491      10,244        (206)        320

         --          --       3,344          --          --          --          --          --          --

         --          --         462          --          --          --          --         146          --
--------------------------------------------------------------------------------------------------------------
     10,727       1,878       4,680      31,656      95,475       5,491      10,244         (60)        320
--------------------------------------------------------------------------------------------------------------

     (9,762)        (80)     (3,916)    (20,337)    (92,392)     11,662      (1,335)       (404)        368
--------------------------------------------------------------------------------------------------------------
   $  2,394    $  1,650    $    742    $  8,583    $(16,394)   $ 16,537    $  8,913    $   (578)   $    597
==============================================================================================================




============================================================================================================

                                                                 RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------
  RUSSELL
    2000        MID-CAP    MID-CAP                             PRECIOUS     REAL                    SECTOR
 ADVANTAGE (d)   GROWTH     VALUE       NOVA       OTC          METALS     ESTATE     RETAILING    ROTATION
------------------------------------------------------------------------------------------------------------


$     1,429    $  (148)   $    (22)   $ (2,736)   $  (19,477)   $   (616)   $      4    $ (114)   $   (91)
     10,727      1,878       4,680      31,656        95,475       5,491      10,244       (60)       320

     (9,762)       (80)     (3,916)    (20,337)      (92,392)     11,662      (1,335)     (404)       368
------------------------------------------------------------------------------------------------------------
      2,394      1,650         742       8,583       (16,394)     16,537       8,913      (578)       597
------------------------------------------------------------------------------------------------------------

     16,200        255         374      12,131       122,695       2,720      37,044       735        655
     (3,869)    (1,874)     (1,961)    (34,923)     (170,571)     (2,908)     (5,346)      (95)      (474)
    (72,634)    50,915      11,891     (70,650)     (174,042)     79,436      70,648     7,864     27,251
------------------------------------------------------------------------------------------------------------

    (60,303)    49,296      10,304     (93,442)     (221,918)     79,248     102,346     8,504     27,432
------------------------------------------------------------------------------------------------------------
    (57,909)    50,946      11,046     (84,859)     (238,312)     95,785     111,259     7,926     28,029
------------------------------------------------------------------------------------------------------------
    138,938         46         220     355,311     1,626,158      24,114     124,551        --      8,585
------------------------------------------------------------------------------------------------------------
$    81,029    $50,992    $ 11,266    $270,452    $1,387,846    $119,899    $235,810    $7,926    $36,614
============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005



====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------


                                                                   SMALL-CAP  SMALL-CAP                   TELE-        DYNAMIC
                                                                    GROWTH      VALUE   TECHNOLOGY   COMMUNICATIONS  S&P 500 (c)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $     --    $     --  $    --       $   --      $     11
Expenses:
   Mortality and expense risk fees .............................      1,169         127      358           17           223
   Administrative fees .........................................        140          15       43            2            26
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................      1,309         142      401           19           249
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................     (1,309)       (142)    (401)         (19)         (238)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      8,296        (736)     737           79        (8,124)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................      6,070       1,760       --          108           488
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................        192         104       --           22           462
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     14,558       1,128      737          209        (7,174)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     (6,107)       (303)   2,642         (113)        3,271
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  7,142    $    683  $ 2,978     $     77      $ (4,141)
====================================================================================================================================



Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005



====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (continued)
------------------------------------------------------------------------------------------------------------------------------------


                                                                   SMALL-CAP  SMALL-CAP                   TELE-        DYNAMIC
                                                                    GROWTH      VALUE   TECHNOLOGY   COMMUNICATIONS  S&P 500 (c)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $ (1,309)   $  (142)   $  (401)   $  (19)       $    (238)
   Net realized gain (loss) on investments in portfolio shares     14,558      1,128        737       209           (7,174)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................     (6,107)      (303)     2,642      (113)           3,271
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      7,142        683      2,978        77           (4,141)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      5,291      1,289      1,575         1              461
   Contract redemptions ......................................     (1,924)    (1,919)        --       (30)          (3,707)
   Net transfers (including mortality transfers) .............    101,028      6,502     43,388       528          (97,706)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................    104,395      5,872     44,963       499         (100,952)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................    111,537      6,555     47,941       576         (105,093)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        209        510      1,173       725          139,350
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $111,746    $ 7,065    $49,114    $1,301        $  34,257
====================================================================================================================================


a) For the period  October 21, 2005  (inception of fund) through  December 31,
   2005.

b) For the period May 1, 2005 (inception of fund) through December 31, 2005.

c) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

d) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

e) Formerly Ursa prior to its name change effective May 1, 2006.

f) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

g) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================
                                                                                                            LEGG MASON PARTNERS
                                    RYDEX VARIABLE TRUST (continued)                                       VARIABLE PORTFOLIOS (g)
------------------------------------------------------------------------------------------------------  ---------------------------
                                  U.S.
                 GOVERNMENT    GOVERNMENT
                  LONG BOND       MONEY         INVERSE                      DYNAMIC       WEAKENING                   HIGH YIELD
TRANSPORTATION  ADVANTAGE (d)    MARKET       S&P 500 (e)    UTILITIES       OTC (f)      DOLLAR (a)      ALL CAP       BOND (b)
-----------------------------------------------------------------------------------------------------------------------------------


$     --       $  2,222        $ 23,485      $     --       $  1,333       $     --       $      2       $    121       $    360

      50            835          14,852           208          2,220             377            --            198              9
       6            101           1,782            25            266              45            --             24              2
-----------------------------------------------------------------------------------------------------------------------------------
      56            936          16,634           233          2,486             422            --            222             11
-----------------------------------------------------------------------------------------------------------------------------------
     (56)         1,286           6,851          (233)        (1,153)           (422)             2          (101)           349
-----------------------------------------------------------------------------------------------------------------------------------


     101         (1,783)             --          (240)        15,483           4,959             (9)          126             --

      88             --              --            --             --              --             --            --             24

      --             --              --            --             --              --             --            10             76
-----------------------------------------------------------------------------------------------------------------------------------
     189         (1,783)             --          (240)        15,483           4,959             (9)          136            100
-----------------------------------------------------------------------------------------------------------------------------------

     188            430              --          (971)        (8,068)         (6,226)            (1)          733           (368)
-----------------------------------------------------------------------------------------------------------------------------------
$    321       $    (67)       $  6,851      $ (1,444)      $  6,262        $ (1,689)      $     (8)     $    768       $     81
====================================================================================================================================





================================================================================================================================
                                                                                                         LEGG MASON PARTNERS
                                    RYDEX VARIABLE TRUST (continued)                                    VARIABLE PORTFOLIOS (g)
----------------------------------------------------------------------------------------------------  --------------------------
                                  U.S.
                 GOVERNMENT    GOVERNMENT
                  LONG BOND       MONEY         INVERSE                   DYNAMIC       WEAKENING                   HIGH YIELD
TRANSPORTATION  ADVANTAGE (d)    MARKET       S&P 500 (e)    UTILITIES    OTC (f)      DOLLAR (a)      ALL CAP       BOND (b)
--------------------------------------------------------------------------------------------------------------------------------


$   (56)       $     1,286    $     6,851    $   (233)     $  (1,153)   $      (422)   $         2    $   (101)   $       349
    189             (1,783)            --        (240)        15,483          4,959             (9)        136            100

    188                430             --        (971)        (8,068)        (6,226)            (1)        733           (368)
--------------------------------------------------------------------------------------------------------------------------------
    321                (67)         6,851      (1,444)         6,262         (1,689)            (8)        768             81
--------------------------------------------------------------------------------------------------------------------------------

      1              8,181         85,253         562         19,718          3,695              1       1,696              1
     --             (5,267)      (232,664)         --        (88,253)        (5,114)            --      (5,220)            --
 (1,672)            25,617        184,062      21,617        219,489         41,124             58       8,468          5,998
--------------------------------------------------------------------------------------------------------------------------------

 (1,671)            28,531         36,651      22,179        150,954         39,705             59       4,944          5,999
--------------------------------------------------------------------------------------------------------------------------------
 (1,350)            28,464         43,502      20,735        157,216         38,016             51       5,712          6,080
--------------------------------------------------------------------------------------------------------------------------------
 12,518             18,941      1,171,436       4,497         56,988         20,823             --       8,491             --
--------------------------------------------------------------------------------------------------------------------------------
$11,168        $    47,405    $ 1,214,938    $ 25,232      $ 214,204    $    58,839    $        51    $ 14,203    $     6,080
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


====================================================================================================================================

                                                                                                        LEGG MASON
                                                                                                         PARTNERS
                                                                       LEGG MASON PARTNERS              INVESTMENT     SELIGMAN
                                                               VARIABLE PORTFOLIOS (continued) (d)      SERIES (d)    PORTFOLIOS
------------------------------------------------------------------------------------------------------- ----------- ---------------
                                                                                                                    COMMUNICATIONS
                                                                     LARGE CAP   STRATEGIC       TOTAL                    AND
                                                                      GROWTH       BOND         RETURN GOVERNMENT(e)  INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .......   $       4    $  66,554    $      59   $ --     $      --
Expenses:
   Mortality and expense risk fees .............................         208       15,121           18     --         6,046
   Administrative fees .........................................          25        1,814            2     --           725
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................         233       16,935           20     --         6,771
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................        (229)      49,619           39     --        (6,771)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................          10       (7,620)          --     --         5,063
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................          --       17,688            4     --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................          --       20,214           15     --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares          10       30,282           19     --         5,063
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ............................       1,180      (66,773)           2     --        24,475
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $     961    $  13,128    $      60   $ --     $  22,767
====================================================================================================================================

Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005





====================================================================================================================================

                                                                                                        LEGG MASON
                                                                                                         PARTNERS
                                                                       LEGG MASON PARTNERS              INVESTMENT     SELIGMAN
                                                               VARIABLE PORTFOLIOS (continued) (d)      SERIES (d)    PORTFOLIOS
------------------------------------------------------------------------------------------------------- ----------- ----------------
                                                                                                                    COMMUNICATIONS
                                                                     LARGE CAP   STRATEGIC       TOTAL                    AND
                                                                      GROWTH       BOND         RETURN GOVERNMENT(e)  INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $    (229)   $    49,619    $    39   $        --    $  (6,771)
   Net realized gain (loss) on investments in portfolio shares          10         30,282         19            --        5,063
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       1,180        (66,773)         2            --       24,475
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...         961         13,128         60            --       22,767
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......         840        123,655         --            (1)      36,334
   Contract redemptions ......................................          --        (86,996)        --            --     (111,205)
   Net transfers (including mortality transfers) .............      24,667        255,542      2,918        21,416      (14,938)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................      25,507        292,201      2,918        21,415      (89,809)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      26,468        305,329      2,978        21,415      (67,042)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          94      1,089,536         --            --      554,596
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $  26,562    $ 1,394,865    $ 2,978   $    21,415    $ 487,554
====================================================================================================================================



a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

b) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

c) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

d) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.


==============================================================================================================================
                                    THIRD
                     STRONG        AVENUE
     SELIGMAN       VARIABLE      VARIABLE                                                                         VARIABLE
    PORTFOLIOS      INSURANCE      SERIES                             VAN ECK WORLDWIDE                            INSURANCE
    (continued)       FUNDS         TRUST                           INSURANCE TRUST FUND                             FUNDS
----------------  --------------  -----------  -----------------------------------------------------------------  ------------
                                                                                                                    CHOICE
      GLOBAL         MID CAP                     ABSOLUTE                 EMERGING         HARD          REAL       MARKET
    TECHNOLOGY    GROWTH II (c)     VALUE         RETURN     BOND          MARKETS        ASSETS        ESTATE    NEUTRAL (b)
------------------------------------------------------------------------------------------------------------------------------


     $      --    $      --    $  11,210       $      --    $  81,813    $  14,149    $   6,842    $  16,653     $      --

         2,762        8,402        9,299             162       13,094       21,259       27,683        9,311           110
           331        1,008        1,115              20        1,572        2,551        3,322        1,117            13
------------------------------------------------------------------------------------------------------------------------------
         3,093        9,410       10,414             182       14,666       23,810       31,005       10,428           123
------------------------------------------------------------------------------------------------------------------------------
        (3,093)      (9,410)         796            (182)      67,147       (9,661)     (24,163)       6,225          (123)
------------------------------------------------------------------------------------------------------------------------------


        (6,699)     (56,772)      17,247               6      (20,342)     250,947      515,635       80,686        (4,498)

            --           --        9,196              --           --           --           --        3,287            --

            --           --        9,062              --           --           --           --        4,602            --
------------------------------------------------------------------------------------------------------------------------------
        (6,699)     (56,772)      35,505               6      (20,342)     250,947      515,635       88,575        (4,498)
------------------------------------------------------------------------------------------------------------------------------

        22,848      (82,410)      65,512              21      (94,463)     210,604      417,101       36,520         3,799
------------------------------------------------------------------------------------------------------------------------------
     $  13,056    $(148,592)   $ 101,813       $    (155)   $ (47,658)   $ 451,890    $ 908,573    $ 131,320     $    (822)
==============================================================================================================================







==============================================================================================================================
                                   THIRD
                    STRONG        AVENUE
    SELIGMAN       VARIABLE      VARIABLE                                                                         VARIABLE
   PORTFOLIOS      INSURANCE      SERIES                             VAN ECK WORLDWIDE                            INSURANCE
   (continued)       FUNDS         TRUST                           INSURANCE TRUST FUND                             FUNDS
----------------  --------------  -----------  -----------------------------------------------------------------  ------------
                                                                                                                   CHOICE
     GLOBAL         MID CAP                     ABSOLUTE                 EMERGING         HARD          REAL       MARKET
   TECHNOLOGY    GROWTH II (c)     VALUE         RETURN     BOND          MARKETS        ASSETS        ESTATE    NEUTRAL (b)
-----------------------------------------------------------------------------------------------------------------------------


   $ (3,093)   $    (9,410)   $       796    $   (182)   $    67,147    $    (9,661)   $   (24,163)   $  6,225    $   (123)
     (6,699)       (56,772)        35,505           6        (20,342)       250,947        515,635      88,575      (4,498)

     22,848        (82,410)        65,512          21        (94,463)       210,604        417,101      36,520       3,799
-----------------------------------------------------------------------------------------------------------------------------
     13,056       (148,592)       101,813        (155)       (47,658)       451,890        908,573     131,320        (822)
-----------------------------------------------------------------------------------------------------------------------------

     14,553         51,828         99,933       1,499         39,365         75,624        226,411     106,938       2,424
    (24,758)      (108,209)       (30,161)       (438)      (304,272)      (456,013)      (226,293)    (47,812)       (233)
     (8,116)    (2,442,572)       204,988          --        (39,847)        22,695          9,158     (85,292)    (27,411)
-----------------------------------------------------------------------------------------------------------------------------

    (18,321)    (2,498,953)       274,760       1,061       (304,754)      (357,694)         9,276     (26,166)    (25,220)
-----------------------------------------------------------------------------------------------------------------------------
     (5,265)    (2,647,545)       376,573         906       (352,412)        94,196        917,849     105,154     (26,042)
-----------------------------------------------------------------------------------------------------------------------------
    236,070      2,647,545        587,182      12,647      1,200,505      1,721,693      1,752,877     709,549      26,042
-----------------------------------------------------------------------------------------------------------------------------
   $230,805    $        --    $   963,755    $ 13,553    $   848,093    $ 1,815,889    $ 2,670,726    $814,703    $     --
=============================================================================================================================



e) Formerly SB Government prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statements of Operations -- Continued

For the Year Ended December 31, 2005


=======================================================================================================================
                                                                      WELLS FARGO
                                                                  ADVANTAGE VARIABLE
                                                                      TRUST FUNDS
                                                                -------------------------------------
                                                                                                          COMBINED
                                                                     DISCOVERY (a)   OPPORTUNITY (b)       TOTAL
-----------------------------------------------------------------------------------------------------   ----------------

Investment income:
   Income dividends from investments in portfolio shares .......   $         --    $         --          $  2,334,948
Expenses:
   Mortality and expense risk fees .............................         22,462          37,691             2,569,965
   Administrative fees .........................................          2,695           4,523               308,391
-----------------------------------------------------------------------------------------------------   ----------------
     Total expenses ............................................         25,157          42,214             2,878,356
-----------------------------------------------------------------------------------------------------   ----------------
   Net investment income (expense) .............................        (25,157)        (42,214)             (543,408)
-----------------------------------------------------------------------------------------------------   ----------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................         12,705         212,032             1,439,416
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................             --              --               519,535
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................             --              --             3,962,259
-----------------------------------------------------------------------------------------------------   ----------------
     Net realized gain (loss) on investments in portfolio shares         12,705         212,032             5,921,210
-----------------------------------------------------------------------------------------------------   ----------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................        344,981           1,551             7,725,480
-----------------------------------------------------------------------------------------------------   ----------------
     Net increase (decrease) in net assets from operations .....   $    332,529    $    171,369          $ 13,103,282
=====================================================================================================   ================




Statement of Changes in Net Assets -- Continued

For the Year Ended December 31, 2005



========================================================================================================================
                                                                      WELLS FARGO
                                                                  ADVANTAGE VARIABLE
                                                                      TRUST FUNDS
                                                                -------------------------------------
                                                                                                        COMBINED
                                                                   DISCOVERY (a)   OPPORTUNITY (b)       TOTAL
--------------------------------------------------------------------------------------------------   ----------------

Changes from operations:
   Net investment income (expense) ...........................   $     (25,157)   $     (42,214)     $    (543,408)
   Net realized gain (loss) on investments in portfolio shares          12,705          212,032          5,921,210
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................         344,981            1,551          7,725,480
--------------------------------------------------------------------------------------------------   ----------------
     Net increase (decrease) in net assets from operations ...         332,529          171,369         13,103,282
--------------------------------------------------------------------------------------------------   ----------------
Changes from contract owners' transactions:

   Net contract purchase payments (including breakage) .......         100,192          204,671         11,610,302
   Contract redemptions ......................................        (162,623)        (658,130)       (35,324,650)
   Net transfers (including mortality transfers) .............       2,285,218         (274,715)        (1,963,168)
--------------------------------------------------------------------------------------------------   ----------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................       2,222,787         (728,174)       (25,677,516)
--------------------------------------------------------------------------------------------------   ----------------
       Net increase (decrease) in net assets .................       2,555,316         (556,805)       (12,574,234)
--------------------------------------------------------------------------------------------------   ----------------
Net assets, beginning of period ..............................              --        3,484,521        217,685,450
--------------------------------------------------------------------------------------------------   ----------------
       Net assets, end of period .............................   $   2,555,316    $   2,927,716      $ 205,111,216
==================================================================================================   ================




a) For the period April 8, 2005 (inception of fund) through December 31, 2005.

b) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

================================================================================
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                                                                              49

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements

December 31, 2006 and 2005
================================================================================

(1) General

     Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNL Holdings") a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

     As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

     Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

     The following investment options are available to new investors as December 31, 2006:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Global Real Estate Fund Series I
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
   Kaufmann Fund II
   Market Opportunity Fund II

JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap
   Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (Series I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund

LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Government Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006 and 2005
================================================================================


   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   Global High Yield Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
   Small Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Absolute Return Strategies Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic Russell 2000 Fund
   Dynamic OTC Fund
   Dynamic S&P 500 Fund
   Dynamic Strengthening Dollar Fund
   Dynamic Weakening Dollar Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Essential Portfolio Aggressive Fund
   Essential Portfolio Conservative Fund
   Essential Portfolio Moderate Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Hedged Equity Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Multi-Cap Core Equity Fund
   Nova Fund OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006 and 2005
================================================================================

and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME
     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

     Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) Purchases and Sales of Investments in Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares was $39,255,974 and $45,834,438 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $65,907,260 and $67,503,985 for the years ended December 31, 2006 and 2005 respectively.

(4) Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $2,478,229 and $2,569,965 for the years ended December 31, 2006 and 2005, respectively. The administrative expenses were $297,384 and $308,391 for the years ended December 31, 2006 and 2005, respectively.

     Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,059,403 and $903,291 for the years ended December 31, 2006 and 2005, respectively.

(5) Financial Highlights

     The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

     The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

     The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS     INVESTMENT
                                                      UNITS                     ----------        TOTAL       INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)          RETURN       RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust:
   Balanced Portfolio
     December 31, 2006...........................      3,272         $ 3.58      $11,713            11.53%      1.82%         1.40%
     December 31, 2005...........................      4,045           3.21       13,011             4.22%      1.67%         1.40%
     December 31, 2004...........................      4,510           3.08       13,929             9.22%      1.98%         1.40%
     December 31, 2003...........................      5,139           2.82       14,486            21.58%      2.78%         1.40%
     December 31, 2002...........................      5,730           2.32       13,287           -14.13%      3.01%         1.40%
   Equity Portfolio
     December 31, 2006...........................      4,554           6.24       28,402            13.04%      0.53%         1.40%
     December 31, 2005...........................      5,570           5.52       30,738             9.96%      0.48%         1.40%
     December 31, 2004...........................      6,106           5.02       30,670            19.28%      0.35%         1.40%
     December 31, 2003...........................      7,053           4.21       29,686            35.27%      0.30%         1.40%
     December 31, 2002...........................      8,160           3.11       25,389           -14.62%      0.31%         1.40%
   Fixed Income Portfolio
     December 31, 2006...........................      1,729           1.87        3,227             3.31%      4.72%         1.40%
     December 31, 2005...........................      2,199           1.81        4,015             0.56%      4.38%         1.40%
     December 31, 2004...........................      2,915           1.80        5,271             3.43%      4.33%         1.40%
     December 31, 2003...........................      4,519           1.74        7,863             7.81%      5.65%         1.40%
     December 31, 2002...........................      5,893           1.61        9,513             3.23%      5.89%         1.40%
   Government Securities Portfolio
     December 31, 2006...........................      1,270           1.63        2,068             1.87%      3.90%         1.40%
     December 31, 2005...........................      1,505           1.60        2,412             0.63%      3.69%         1.40%
     December 31, 2004...........................      2,159           1.59        3,444             0.96%      3.31%         1.40%
     December 31, 2003...........................      3,457           1.57        5,445            -0.05%      4.16%         1.40%
     December 31, 2002...........................      3,753           1.58        5,914             7.81%      3.84%         1.40%
   Money Market Portfolio
     December 31, 2006...........................      1,933           1.35        2,611             3.05%      4.49%         1.40%
     December 31, 2005...........................      2,353           1.31        3,084             1.55%      2.81%         1.40%
     December 31, 2004...........................      3,130           1.29        4,043            -0.48%      0.88%         1.40%
     December 31, 2003...........................      4,705           1.30        6,099            -0.77%      0.77%         1.40%
     December 31, 2002...........................      8,775           1.31       11,462            -0.16%      1.25%         1.40%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2006...........................        110           1.63          180            10.88%      0.13%         1.40%
     December 31, 2005...........................        103           1.47          151             4.26%      0.00%         1.40%
     December 31, 2004...........................         77           1.41          108             9.20%      0.00%         1.40%
     December 31, 2003...........................         34           1.29           44            29.13%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Core Equity Fund
     December 31, 2006...........................         58          10.86          648             8.17%      0.57%         1.40%
     Inception April 28, 2006....................         --          10.04           --              N/A        N/A           N/A
   Financial Services Fund
     December 31, 2006...........................         98           1.34          131            15.52%      1.53%         1.40%
     December 31, 2005...........................        107           1.16          124             4.50%      1.36%         1.40%
     December 31, 2004...........................        123           1.11          137             6.82%      0.49%         1.40%
     December 31, 2003...........................        209           1.04          217            27.78%      0.58%         1.40%
     December 31, 2002...........................        144           0.81          117           -16.09%      0.52%         1.40%
   Global Health Care Fund
     December 31, 2006...........................        234           1.13          263             3.67%      0.00%         1.40%
     December 31, 2005...........................        475           1.09          516             6.86%      0.00%         1.40%
     December 31, 2004...........................        627           1.02          639             6.26%      0.00%         1.40%
     December 31, 2003...........................        224           0.96          215            26.01%      0.00%         1.40%
     December 31, 2002...........................        120           0.76           92           -25.50%      0.00%         1.40%
   Global Real Estate Fund
     December 31, 2006...........................        612           3.10        1,893            40.91%      1.08%         1.40%
     December 31, 2005...........................        730           2.20        1,609            12.24%      1.06%         1.40%
     December 31, 2004...........................        814           1.96        1,593            35.02%      0.77%         1.40%
     December 31, 2003...........................        758           1.45        1,100            36.89%      2.30%         1.40%
     December 31, 2002...........................        637           1.06          675             4.89%      1.68%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                 TOTAL
                                                                               NET ASSETS                  INVESTMENT
                                                      UNITS                    ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES     (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds: (continued)
   High Yield Fund
     December 31, 2006...........................         43         $11.91        $ 515             9.17%      8.60%         1.40%
     December 31, 2005...........................         48          10.91          528             1.30%      8.89%         1.40%
     December 31, 2004...........................         38          10.77          408             8.02%      4.63%         1.40%
     Inception May 1, 2004.......................         --           9.97           --              N/A        N/A           N/A
   Mid Cap Core Equity Fund
     December 31, 2006...........................         90           1.61          145             9.52%      0.67%         1.40%
     December 31, 2005...........................        100           1.47          147             5.76%      0.30%         1.40%
     December 31, 2004...........................         92           1.39          128            12.06%      0.02%         1.40%
     December 31, 2003...........................         38           1.24           47            24.56%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Technology Fund
     December 31, 2006...........................        153           0.62           94            10.71%      0.00%         1.40%
     December 31, 2005...........................        131           0.56           74             0.00%      0.00%         1.40%
     December 31, 2004...........................        157           0.56           88             3.05%      0.00%         1.40%
     December 31, 2003...........................        240           0.54          130            43.27%      0.00%         1.40%
     December 31, 2002...........................         21           0.38            8           -47.59%      0.00%         1.40%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2006...........................      3,286           1.91        6,283             3.80%      0.13%         1.40%
     December 31, 2005...........................      3,909           1.84        7,216            10.18%      0.23%         1.40%
     December 31, 2004...........................      4,513           1.67        7,543             4.14%      0.00%         1.40%
     December 31, 2003...........................      5,490           1.60        8,805            33.28%      0.00%         1.40%
     December 31, 2002...........................      6,150           1.20        7,400           -33.92%      0.04%         1.40%
   Leveraged AllCap Portfolio
     December 31, 2006...........................      2,302           3.78        8,699            17.76%      0.00%         1.40%
     December 31, 2005...........................      2,694           3.21        8,657            12.63%      0.00%         1.40%
     December 31, 2004...........................      3,270           2.85        9,310             6.80%      0.00%         1.40%
     December 31, 2003...........................      3,810           2.67       10,167            32.85%      0.00%         1.40%
     December 31, 2002...........................      3,953           2.01        7,939           -34.83%      0.01%         1.40%
   MidCap Portfolio
     December 31, 2006...........................      1,520           2.46        3,744             8.37%      0.00%         1.40%
     December 31, 2005...........................      1,883           2.27        4,270             8.61%      0.00%         1.40%
     December 31, 2004...........................      2,424           2.09        5,075            11.27%      0.00%         1.40%
     December 31, 2003...........................      2,294           1.88        4,308            45.74%      0.00%         1.40%
     December 31, 2002...........................      2,174           1.29        2,802           -30.52%      0.00%         1.40%
   Small Capitalization Portfolio
     December 31, 2006...........................      1,822           1.77        3,228            18.00%      0.00%         1.40%
     December 31, 2005...........................      2,011           1.50        3,011            15.38%      0.00%         1.40%
     December 31, 2004...........................      2,260           1.30        2,934            15.14%      0.00%         1.40%
     December 31, 2003...........................      2,701           1.13        3,049            40.37%      0.00%         1.40%
     December 31, 2002...........................      2,852           0.80        2,293           -27.25%      0.00%         1.40%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2006...........................        187           1.36          254            16.24%      1.40%         1.40%
     December 31, 2005...........................        176           1.17          206             3.54%      1.47%         1.40%
     December 31, 2004...........................        191           1.13          217             9.60%      0.91%         1.40%
     December 31, 2003...........................        176           1.03          182            30.66%      1.37%         1.40%
     December 31, 2002...........................        139           0.79          110           -23.14%      0.69%         1.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2006...........................          9          11.46           99             8.11%      1.09%         1.40%
     December 31, 2005...........................          1          10.60           14             5.58%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.04           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                 TOTAL
                                                                               NET ASSETS                  INVESTMENT
                                                      UNITS                    ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES     (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.: (continued)
   Income & Growth Fund
     December 31, 2006...........................      1,324         $ 1.35      $ 1,788            15.38%      1.78%         1.40%
     December 31, 2005...........................      1,322           1.17        1,546             3.54%      2.01%         1.40%
     December 31, 2004...........................      1,569           1.13        1,778            11.08%      1.41%         1.40%
     December 31, 2003...........................      1,627           1.02        1,655            27.57%      1.59%         1.40%
     December 31, 2002...........................      1,538           0.80        1,227           -20.49%      1.01%         1.40%
   Inflation Protection Fund
     December 31, 2006...........................          1          10.59           15             0.19%      4.94%         1.40%
     December 31, 2005...........................          2          10.57           22             0.19%      4.88%         1.40%
     December 31, 2004...........................         --          10.55            2             5.08%      3.31%         1.40%
     Inception May 1, 2004.......................         --          10.04           --              N/A        N/A           N/A
   International Fund
     December 31, 2006...........................        591           1.78        1,054            22.76%      1.56%         1.40%
     December 31, 2005...........................        618           1.45          894            11.54%      1.35%         1.40%
     December 31, 2004...........................        839           1.30        1,086            13.70%      0.55%         1.40%
     December 31, 2003...........................        681           1.14          778            22.78%      0.93%         1.40%
     December 31, 2002...........................        688           0.93          641           -21.48%      0.74%         1.40%
   Value Fund
     December 31, 2006...........................      1,935           2.40        4,651            17.07%      1.44%         1.40%
     December 31, 2005...........................      2,382           2.05        4,894             3.54%      0.88%         1.40%
     December 31, 2004...........................      2,525           1.98        5,008            12.54%      1.01%         1.40%
     December 31, 2003...........................      2,590           1.76        4,557            27.17%      1.32%         1.40%
     December 31, 2002...........................      2,875           1.38        3,977           -13.84%      0.96%         1.40%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2006...........................         --          10.93           --             4.79%      0.00%         1.40%
     December 31, 2005...........................         --          10.43           --             3.68%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.06           --              N/A        N/A           N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2006...........................          2          12.97           32            12.88%      0.50%         1.40%
     December 31, 2005...........................          2          11.49           22            13.43%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.13           --              N/A        N/A           N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2006...........................      1,497           1.96        2,926             7.69%      0.11%         1.40%
     December 31, 2005...........................      1,798           1.82        3,264             2.25%      0.00%         1.40%
     December 31, 2004...........................      2,201           1.78        3,911             4.92%      0.39%         1.40%
     December 31, 2003...........................      2,430           1.70        4,123            24.25%      0.14%         1.40%
     December 31, 2002...........................      2,597           1.37        3,546           -29.94%      0.19%         1.40%
DREYFUS STOCK INDEX FUND
     December 31, 2006...........................      8,026           2.66       21,334            14.16%      1.64%         1.40%
     December 31, 2005...........................      9,829           2.33       22,916             3.10%      1.60%         1.40%
     December 31, 2004...........................     11,179           2.26       25,247             9.19%      1.80%         1.40%
     December 31, 2003...........................     12,399           2.07       25,663            26.58%      1.80%         1.40%
     December 31, 2002...........................     14,195           1.64       23,211           -23.44%      1.30%         1.40%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2006...........................        457           1.14          519            15.15%      0.89%         1.40%
     December 31, 2005...........................        661           0.99          656             4.21%      0.00%         1.40%
     December 31, 2004...........................      1,115           0.95        1,057             6.53%      1.32%         1.40%
     December 31, 2003...........................      1,263           0.89        1,127            21.81%      1.14%         1.40%
     December 31, 2002...........................        952           0.73          697           -23.69%      0.55%         1.40%
   International Value Portfolio
     December 31, 2006...........................      1,063           1.77        1,884            20.41%      1.54%         1.40%
     December 31, 2005...........................      1,643           1.47        2,409            10.53%      0.00%         1.40%
     December 31, 2004...........................      2,045           1.33        2,716            18.48%      1.06%         1.40%
     December 31, 2003...........................      1,899           1.12        2,132            34.46%      1.64%         1.40%
     December 31, 2002...........................      1,434           0.83        1,198           -13.45%      1.17%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                 TOTAL
                                                                               NET ASSETS                  INVESTMENT
                                                      UNITS                    ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES     (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2006...........................        522         $ 1.53        $ 800            14.18%      6.27%         1.40%
     December 31, 2005...........................        679           1.34          913             4.69%      5.48%         1.40%
     December 31, 2004...........................        986           1.28        1,265             8.12%      4.68%         1.40%
     December 31, 2003...........................      1,183           1.18        1,400            18.99%      7.96%         1.40%
     December 31, 2002...........................      1,804           0.99        1,794           -25.01%      5.68%         1.40%
   High Income Bond Fund II
     December 31, 2006...........................        696           1.79        1,251             9.15%      8.94%         1.40%
     December 31, 2005...........................        847           1.64        1,393             1.23%      8.62%         1.40%
     December 31, 2004...........................      1,009           1.62        1,639             8.76%      8.23%         1.40%
     December 31, 2003...........................      1,477           1.49        2,199            20.52%      8.88%         1.40%
     December 31, 2002...........................      2,096           1.24        2,590            -0.04%      9.60%         1.40%
   International Equity Fund II
     December 31, 2006...........................        314           2.00          629            16.96%      0.20%         1.40%
     December 31, 2005...........................        389           1.71          664             7.55%      0.00%         1.40%
     December 31, 2004...........................        548           1.59          870            12.67%      0.00%         1.40%
     December 31, 2003...........................        811           1.41        1,144            30.02%      0.00%         1.40%
     December 31, 2002...........................        735           1.09          798           -23.84%      0.00%         1.40%
   Kaufmann II Fund
     December 31, 2006...........................         --          10.52            1             5.84%      0.00%         1.40%
     Inception November 1, 2006..................         --           9.94           --              N/A        N/A           N/A
   Market Opportunity Fund II
     December 31, 2006...........................         --          10.14           --             1.30%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.01           --              N/A        N/A           N/A
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2006...........................      1,671           1.60        2,671             6.67%      1.68%         1.40%
     December 31, 2005...........................      1,913           1.50        2,876            11.11%      0.63%         1.40%
     December 31, 2004...........................      2,144           1.35        2,908            10.06%      0.64%         1.40%
     December 31, 2003...........................      2,390           1.23        2,931            19.94%      1.63%         1.40%
     Inception March 21, 2003....................         --           1.02           --              N/A        N/A           N/A
   International Growth Portfolio
     December 31, 2006...........................        563           3.20        1,804            44.80%      2.09%         1.40%
     December 31, 2005...........................        303           2.21          669            30.77%      1.32%         1.40%
     December 31, 2004...........................        191           1.69          323            17.05%      0.89%         1.40%
     December 31, 2003...........................        126           1.44          182            42.44%      1.89%         1.40%
     Inception March 21, 2003....................         --           1.01           --              N/A        N/A           N/A
   Large Cap Growth Portfolio
     December 31, 2006...........................      5,465           2.15       11,740             9.69%      0.48%         1.40%
     December 31, 2005...........................      6,340           1.96       12,411             3.16%      0.33%         1.40%
     December 31, 2004...........................      7,373           1.90       14,033             2.96%      0.14%         1.40%
     December 31, 2003...........................      8,086           1.85       14,921            29.90%      0.11%         1.40%
     December 31, 2002...........................      8,336           1.42       11,842           -27.53%      0.00%         1.40%
   Mid Cap Growth Portfolio
     December 31, 2006...........................      3,844           2.47        9,512            11.76%      0.00%         1.40%
     December 31, 2005...........................      4,591           2.21       10,142            11.06%      0.00%         1.40%
     December 31, 2004...........................      5,158           1.99       10,285            18.83%      0.00%         1.40%
     December 31, 2003...........................      5,533           1.67        9,265            33.23%      0.00%         1.40%
     December 31, 2002...........................      6,080           1.26        7,643           -28.94%      0.00%         1.40%
   Worldwide Growth Portfolio
     December 31, 2006...........................      5,389           2.75       14,812            16.53%      1.73%         1.40%
     December 31, 2005...........................      6,576           2.36       15,509             4.42%      1.36%         1.40%
     December 31, 2004...........................      7,751           2.26       17,507             3.38%      0.99%         1.40%
     December 31, 2003...........................      8,852           2.19       19,351            22.27%      1.35%         1.40%
     December 31, 2002...........................     10,117           1.79       18,088           -26.54%      0.85%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2006...........................         45         $22.51      $ 1,022            28.12%      0.46%         1.40%
     December 31, 2005...........................         52          17.57          905            38.89%      0.43%         1.40%
     December 31, 2004...........................          8          12.65           98            28.82%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.82           --              N/A        N/A           N/A
   Equity Portfolio
     December 31, 2006...........................        244           1.33          325            15.65%      0.36%         1.40%
     December 31, 2005...........................        109           1.15          125             1.77%      0.78%         1.40%
     December 31, 2004...........................        166           1.13          187            10.60%      0.56%         1.40%
     December 31, 2003...........................        261           1.02          267            22.29%      0.85%         1.40%
     December 31, 2002...........................        293           0.84          245           -17.42%      0.09%         1.40%
   International Equity Portfolio
     December 31, 2006...........................          5          14.89           72            20.86%      0.92%         1.40%
     December 31, 2005...........................          4          12.32           55             9.12%      0.94%         1.40%
     December 31, 2004...........................          3          11.29           39            13.70%      0.27%         1.40%
     Inception May 1, 2004.......................         --           9.93           --              N/A        N/A           N/A
   Small Cap Portfolio
     December 31, 2006...........................      1,132           1.81        2,047            14.56%      0.00%         1.40%
     December 31, 2005...........................      1,645           1.58        2,598             2.60%      0.00%         1.40%
     December 31, 2004...........................      2,652           1.54        4,086            13.23%      0.00%         1.40%
     December 31, 2003...........................      2,927           1.36        3,981            35.32%      0.00%         1.40%
     December 31, 2002...........................      3,189           1.00        3,205           -18.82%      0.00%         1.40%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth Fund
     December 31, 2006...........................          2          12.87           31             9.44%      0.00%         1.40%
     December 31, 2005...........................         --          11.76           --            17.25%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.03           --              N/A        N/A           N/A
   All Cap Value Fund
     December 31, 2006...........................          1          12.78            9            16.39%      0.86%         1.40%
     December 31, 2005...........................          1          10.98           14             2.62%      0.76%         1.40%
     December 31, 2004...........................          1          10.70            8             6.26%     11.48%         1.40%
     Inception May 1, 2004.......................         --          10.07           --              N/A        N/A           N/A
   Global High Yield Bond Fund
     December 31, 2006...........................          4          11.51           49             9.10%      6.68%         1.40%
     December 31, 2005...........................          1          10.55            6             5.39%     31.15%         1.40%
     Inception May 1, 2005.......................         --          10.01           --              N/A        N/A           N/A
   Large Cap Growth Fund
     December 31, 2006...........................          2          10.58           23             2.72%      0.00%         1.40%
     December 31, 2005...........................          3          10.30           27             3.83%      0.02%         1.40%
     December 31, 2004...........................         --           9.92           --             0.10%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.91           --              N/A        N/A           N/A
   Strategic Bond Fund
     December 31, 2006...........................        177          11.11        1,963             3.64%      6.28%         1.40%
     December 31, 2005...........................        130          10.72        1,395             1.04%      5.48%         1.40%
     December 31, 2004...........................        103          10.61        1,090             6.10%     71.57%         1.40%
     Inception May 1, 2004.......................         --          10.00           --              N/A        N/A           N/A
   Total Return Fund
     December 31, 2006...........................         --          11.98            5            11.03%      1.25%         1.40%
     December 31, 2005...........................         --          10.79            3             1.89%      4.08%         1.40%
     December 31, 2004...........................         --          10.59           --             5.69%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.02           --              N/A        N/A           N/A
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government Portfolio
     December 31, 2006...........................         --          10.28           --             2.70%      0.00%         1.40%
     December 31, 2005...........................          2          10.01           21             0.10%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.00           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2006...........................        289         $ 1.62        $ 469            12.50%      2.32%         1.40%
     December 31, 2005...........................        365           1.44          524             2.86%      2.01%         1.40%
     December 31, 2004...........................        264           1.40          371            14.61%      5.61%         1.40%
     December 31, 2003...........................          7           1.22            8            22.16%      8.32%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Growth and Income Portfolio
     December 31, 2006...........................      3,534           1.66        5,861            16.08%      1.17%         1.40%
     December 31, 2005...........................      4,244           1.43        6,103             1.42%      0.88%         1.40%
     December 31, 2004...........................      5,250           1.41        7,413            11.18%      0.88%         1.40%
     December 31, 2003...........................      4,343           1.27        5,509            29.19%      0.92%         1.40%
     December 31, 2002...........................      3,850           0.98        3,779           -19.17%      0.64%         1.40%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Fund
     December 31, 2006...........................          9           1.46           13             4.29%      0.00%         1.40%
     December 31, 2005...........................         13           1.40           18             1.45%      0.00%         1.40%
     December 31, 2004...........................         10           1.38           13            10.04%      0.00%         1.40%
     December 31, 2003...........................          6           1.25            7            24.90%      0.14%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   High Income Bond Portfolio
     December 31, 2006...........................         --          10.94            1             6.01%      3.83%         1.40%
     December 31, 2005...........................         --          10.32            1             3.20%      6.80%         1.40%
     Inception May 1, 2005.......................         --          10.00           --              N/A        N/A           N/A
   Limited Maturity Bond Portfolio
     December 31, 2006...........................        859           1.30        1,117             2.36%      2.98%         1.40%
     December 31, 2005...........................        973           1.27        1,232             0.00%      2.23%         1.40%
     December 31, 2004...........................      1,679           1.27        2,124            -0.26%      3.43%         1.40%
     December 31, 2003...........................      2,004           1.27        2,552             1.00%      6.24%         1.40%
     December 31, 2002...........................      2,086           1.26        2,630             3.87%      3.44%         1.40%
   Mid-Cap Growth Portfolio
     December 31, 2006...........................        234           1.10          257            13.40%      0.00%         1.40%
     December 31, 2005...........................        191           0.97          186            11.49%      0.00%         1.40%
     December 31, 2004...........................        195           0.87          170            14.83%      0.00%         1.40%
     December 31, 2003...........................        111           0.76           84            26.29%      0.00%         1.40%
     December 31, 2002...........................         67           0.60           40           -30.32%      0.00%         1.40%
   Partners Portfolio
     December 31, 2006...........................      1,318           1.93        2,551            10.29%      0.72%         1.40%
     December 31, 2005...........................      1,546           1.75        2,703            16.67%      1.00%         1.40%
     December 31, 2004...........................      1,390           1.50        2,087            17.28%      0.01%         1.40%
     December 31, 2003...........................      1,479           1.28        1,891            33.21%      0.00%         1.40%
     December 31, 2002...........................      1,922           0.96        1,845           -25.20%      0.62%         1.40%
   Regency Fund
     December 31, 2006...........................        156           1.90          298             9.20%      0.33%         1.40%
     December 31, 2005...........................        234           1.74          407            10.83%      0.15%         1.40%
     December 31, 2004...........................         97           1.57          153            20.47%      0.03%         1.40%
     December 31, 2003...........................          2           1.30            2            30.19%       N/A          1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Socially Responsive Portfolio
     December 31, 2006...........................         16          13.35          220            12.18%      0.18%         1.40%
     December 31, 2005...........................         21          11.90          248             5.40%      0.00%         1.40%
     December 31, 2004...........................         --          11.29           --            12.79%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.01           --              N/A        N/A           N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2006...........................         --          10.38           --             4.11%      0.00%         1.40%
     Inception May 1, 2006.......................         --           9.97           --              N/A        N/A           N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2006...........................          3           9.52           29            -5.74%      3.69%         1.40%
     Inception May 1, 2006.......................         --          10.10           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Emerging Markets Bond Portfolio
     December 31, 2006...........................         --         $10.73          $ 4             7.52%      3.67%         1.40%
     Inception May 1, 2006.......................         --           9.98           --              N/A        N/A           N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2006...........................         --          10.23            2             2.20%      2.37%         1.40%
     Inception May 1, 2006.......................         --          10.01           --              N/A        N/A           N/A
   Global Bond Unhedged Portfolio
     December 31, 2006...........................         --          10.16           --             1.60%      0.00%         1.40%
     Inception May 1, 2006.......................         --          10.00           --              N/A        N/A           N/A
   High Yield Portfolio
     December 31, 2006...........................         --          10.53            1             5.41%      4.56%         1.40%
     Inception May 1, 2006.......................         --           9.99           --              N/A        N/A           N/A
   Long Term US Government Portfolio
     December 31, 2006...........................         --           9.92           --            -1.29%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.05           --              N/A        N/A           N/A
   Low Duration Portfolio
     December 31, 2006...........................         --          10.03           --             0.20%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.01           --              N/A        N/A           N/A
   Money Market Portfolio
     December 31, 2006...........................         76          10.43          883             3.17%      4.70%         1.40%
     December 31, 2005...........................         23          10.11          316             1.30%      3.16%         1.40%
     December 31, 2004...........................          2           9.98           23            -0.20%      1.40%         1.40%
     Inception May 1, 2004.......................         --          10.00           --              N/A        N/A           N/A
   RealEstateRealReturn Strategy Portfolio
     December 31, 2006...........................          1          11.85           18            20.67%      7.17%         1.40%
     Inception May 1, 2006.......................         --           9.82           --              N/A        N/A           N/A
   Real Return Portfolio
     December 31, 2006...........................        379           1.13          428            -0.88%      4.16%         1.40%
     December 31, 2005...........................        769           1.14          875             0.88%      2.80%         1.40%
     December 31, 2004...........................        711           1.13          803             7.45%      1.02%         1.40%
     December 31, 2003...........................         76           1.05           80             4.79%      0.84%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Short-Term Portfolio
     December 31, 2006...........................         29          10.41          297             2.87%      4.20%         1.40%
     December 31, 2005...........................         75          10.12          757             1.10%      2.94%         1.40%
     December 31, 2004...........................         35          10.01          351             0.10%      1.97%         1.40%
     Inception May 1, 2004.......................         --          10.00           --              N/A        N/A           N/A
   StockPLUS Total Return Portfolio
     December 31, 2006...........................         --          10.93           --            10.40%      0.00%         1.40%
     Inception May 1, 2006.......................         --           9.90           --              N/A        N/A           N/A
   Total Return Portfolio
     December 31, 2006...........................        737           1.08          797             1.89%      4.41%         1.40%
     December 31, 2005...........................        887           1.06          937             0.95%      3.43%         1.40%
     December 31, 2004...........................        890           1.05          931             3.84%      1.89%         1.40%
     December 31, 2003...........................        328           1.01          331             1.02%      3.03%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2006...........................          4          10.20           41             2.20%      4.16%         1.40%
     December 31, 2005...........................         --           9.98           --            -0.20%      3.26%         1.40%
     Inception July 15, 2005.....................         --          10.00           --              N/A        N/A           N/A
   Cullen Value Portfolio
     December 31, 2006...........................         --          10.33           --             3.92%      0.00%         1.40%
     Inception November 1, 2006..................         --           9.94           --              N/A        N/A           N/A
   Emerging Markets Portfolio
     December 31, 2006...........................          1          11.14            5            10.96%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.04           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Equity Income Portfolio
     December 31, 2006...........................        754         $ 1.31        $ 987            20.18%      2.35%         1.40%
     December 31, 2005...........................        658           1.09          715             3.81%      2.13%         1.40%
     December 31, 2004...........................        470           1.05          492            14.90%      1.89%         1.40%
     December 31, 2003...........................      2,058           0.91        1,881            20.57%      2.42%         1.40%
     December 31, 2002...........................      2,552           0.76        1,934           -17.22%      2.15%         1.40%
   Fund Portfolio
     December 31, 2006...........................        368           1.11          410            14.43%      1.14%         1.40%
     December 31, 2005...........................        369           0.97          358             4.30%      1.11%         1.40%
     December 31, 2004...........................        388           0.93          360             9.46%      0.91%         1.40%
     December 31, 2003...........................        469           0.85          398            21.72%      1.20%         1.40%
     December 31, 2002...........................        195           0.70          136           -20.38%      0.86%         1.40%
   Global High Yield Portfolio
     December 31, 2006...........................         --          10.24           --             2.30%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.01           --              N/A        N/A           N/A
   High Yield Portfolio
     December 31, 2006...........................          3          11.15           37             6.80%      5.09%         1.40%
     December 31, 2005...........................         --          10.44           --             4.40%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.00           --              N/A        N/A           N/A
   International Value Portfolio
     December 31, 2006...........................          9          10.53           92             5.19%      0.00%         1.40%
     Inception November 1, 2006..................         --          10.01           --              N/A        N/A           N/A
   Mid Cap Value Portfolio
     December 31, 2006...........................          4          12.07           48            10.73%      0.00%         1.40%
     December 31, 2005...........................          2          10.90           20             8.35%      0.19%         1.40%
     Inception May 1, 2005.......................         --          10.06           --              N/A        N/A           N/A
   Money Market Portfolio
     December 31, 2006...........................          6          10.40           60             3.07%      4.64%         1.40%
     December 31, 2005...........................          1          10.09            9             0.90%      2.08%         1.40%
     Inception May 1, 2005.......................         --          10.00           --              N/A        N/A           N/A
   Small Cap Value Portfolio
     December 31, 2006...........................         --          10.29           --             4.57%      0.00%         1.40%
     Inception November 1, 2006..................         --           9.84           --              N/A        N/A           N/A
   Strategic Income Portfolio
     December 31, 2006...........................         --          10.10            4             0.80%      0.73%         1.40%
     Inception November 1, 2006..................         --          10.02           --              N/A        N/A           N/A
ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2006...........................        364           2.18          793            19.78%      0.18%         1.40%
     December 31, 2005...........................        308           1.82          561             9.64%      0.45%         1.40%
     December 31, 2004...........................        532           1.66          881            12.48%      0.00%         1.40%
     December 31, 2003...........................        184           1.48          271            46.81%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Small-Cap Fund
     December 31, 2006...........................        481           2.09        1,008            13.59%      0.05%         1.40%
     December 31, 2005...........................        723           1.84        1,329             6.98%      0.00%         1.40%
     December 31, 2004...........................        530           1.72          909            23.48%      0.00%         1.40%
     December 31, 2003...........................        132           1.39          184            39.54%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2006...........................         76          12.48          947            10.74%      0.15%         1.40%
     December 31, 2005...........................         --          11.27            2            12.25%      0.00%         1.40%
     Inception May 1, 2005.......................         --          10.04           --              N/A        N/A           N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2006...........................         38          11.25          430             6.84%      4.46%         1.40%
     December 31, 2005...........................         --          10.53           --             4.99%      0.77%         1.40%
     Inception May 1, 2005.......................         --          10.03           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Absolute Return Strategies
     December 31, 2006...........................          9         $10.30        $  96             3.00%      4.57%         1.40%
     Inception February 3, 2006..................         --          10.00           --              N/A        N/A           N/A
   Banking Fund
     December 31, 2006...........................          1          12.18           17             9.73%      1.66%         1.40%
     December 31, 2005...........................         --          11.10            5            -4.15%      0.34%         1.40%
     December 31, 2004...........................          3          11.58           29            14.65%      0.95%         1.40%
     Inception May 1, 2004.......................         --          10.10           --              N/A        N/A           N/A
   Basic Materials Fund
     December 31, 2006...........................          7          15.30          111            20.57%      1.19%         1.40%
     December 31, 2005...........................          7          12.69           83             2.59%      0.78%         1.40%
     December 31, 2004...........................          1          12.37           12            24.07%      0.08%         1.40%
     Inception May 1, 2004.......................         --           9.97           --              N/A        N/A           N/A
   Biotechnology Fund
     December 31, 2006...........................          6           9.62           53            -4.66%      0.00%         1.40%
     December 31, 2005...........................          6          10.09           64             9.08%      0.00%         1.40%
     December 31, 2004...........................         --           9.25            1            -5.61%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.80           --              N/A        N/A           N/A
   Commodities Fund
     December 31, 2006...........................          1           7.80            4           -19.09%      0.00%         1.40%
     December 31, 2005...........................         --           9.64            1            -4.08%      0.57%         1.40%
     Inception October 21, 2005..................         --          10.05           --              N/A        N/A           N/A
   Consumer Products Fund
     December 31, 2006...........................          1          11.83           13            15.75%      0.16%         1.40%
     December 31, 2005...........................         18          10.22          181            -1.73%      0.87%         1.40%
     December 31, 2004...........................          1          10.40           12             2.97%      0.05%         1.40%
     Inception May 1, 2004.......................         --          10.10           --              N/A        N/A           N/A
   Dynamic Dow Fund
     December 31, 2006...........................          5          13.48           69            28.75%      0.52%         1.40%
     December 31, 2005...........................          4          10.47           37            -5.16%      1.75%         1.40%
     December 31, 2004...........................         --          11.04           --            11.29%      0.00%         1.40%
     Inception July 15, 2004.....................         --           9.92           --              N/A        N/A           N/A
   Dynamic OTC Fund
     December 31, 2006...........................          5          11.98           58             3.45%      0.06%         1.40%
     December 31, 2005...........................          5          11.58           59            -4.38%      0.00%         1.40%
     December 31, 2004...........................          2          12.11           21            23.95%      4.61%         1.40%
     Inception May 1, 2004.......................         --           9.77           --              N/A        N/A           N/A
   Dynamic Russell 2000 Fund
     December 31, 2006...........................         --          10.37           --             7.80%      0.00%         1.40%
     Inception November 1, 2006..................         --           9.62           --              N/A        N/A           N/A
   Dynamic S&P 500 Fund
     December 31, 2006...........................          4          14.37           52            21.99%      0.76%         1.40%
     December 31, 2005...........................          3          11.78           34             1.90%      0.07%         1.40%
     December 31, 2004...........................         12          11.56          139            15.02%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.05           --              N/A        N/A           N/A
   Dynamic Strengthening Dollar Fund
     December 31, 2006...........................         --           9.12           --           -11.88%      0.00%         1.40%
     December 31, 2005...........................         --          10.35           --             2.27%      0.00%         1.40%
     Inception October 21, 2005..................         --          10.12           --              N/A        N/A           N/A
   Dynamic Weakening Dollar Fund
     December 31, 2006...........................          1          11.12            6            15.11%      5.92%         1.40%
     December 31, 2005...........................         --           9.66           --            -2.23%      2.41%         1.40%
     Inception October 21, 2005..................         --           9.88           --              N/A        N/A           N/A
   Electronics Fund
     December 31, 2006...........................          --           9.42            4             1.07%      0.00%         1.40%
     December 31, 2005...........................          --           9.32            1             2.42%      0.00%         1.40%
     December 31, 2004...........................          1           9.10             6            -6.57%      0.00%         1.40%
     Inception May 1, 2004.......................          --           9.74           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Energy Fund
     December 31, 2006...........................         28         $18.24        $ 520            10.41%      0.00%         1.40%
     December 31, 2005...........................         49          16.52          812            36.53%      0.02%         1.40%
     December 31, 2004...........................         14          12.10          175            18.40%      0.01%         1.40%
     Inception May 1, 2004.......................         --          10.22           --              N/A        N/A           N/A
   Energy Services Fund
     December 31, 2006...........................         20          19.34          389             9.45%      0.00%         1.40%
     December 31, 2005...........................         39          17.67          683            46.15%      0.00%         1.40%
     December 31, 2004...........................          9          12.09          103            18.88%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.17           --              N/A        N/A           N/A
   Essential Portfolio Aggressive Fund
     December 31, 2006...........................         --          10.27           --             3.63%      0.00%         1.40%
     Inception November 1, 2006..................         --           9.91           --              N/A        N/A           N/A
   Essential Portfolio Conservative Fund
     December 31, 2006...........................         11          10.12          110             1.40%      1.90%         1.40%
     Inception November 1, 2006..................         --           9.98           --              N/A        N/A           N/A
   Essential Portfolio Moderate Fund
     December 31, 2006...........................          2          10.26           16             3.12%      4.32%         1.40%
     Inception November 1, 2006..................         --           9.95           --              N/A        N/A           N/A
   Europe Advantage Fund
     December 31, 2006...........................          2          16.12           37            27.63%      2.27%         1.40%
     December 31, 2005...........................          3          12.63           32             4.90%      0.45%         1.40%
     December 31, 2004...........................          2          12.04           21            19.09%     46.01%         1.40%
     Inception May 1, 2004.......................         --          10.11           --              N/A        N/A           N/A
   Financial Services Fund
     December 31, 2006...........................          2          13.46           22            15.14%      0.44%         1.40%
     December 31, 2005...........................          1          11.69           11             1.92%      1.14%         1.40%
     December 31, 2004...........................         --          11.47           --            14.13%      3.50%         1.40%
     Inception May 1, 2004.......................         --          10.05           --              N/A        N/A           N/A
   Government Long Bond Advantage Fund
     December 31, 2006...........................         54           1.05           57            -4.55%      3.65%         1.40%
     December 31, 2005...........................         43           1.10           47             6.80%      3.30%         1.40%
     December 31, 2004...........................         18           1.03           19             6.54%      3.34%         1.40%
     December 31, 2003...........................          2           0.97            2            -3.18%      3.62%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Health Care Fund
     December 31, 2006...........................         32          11.38          359             3.74%      0.00%         1.40%
     December 31, 2005...........................         18          10.97          192             9.05%      0.00%         1.40%
     December 31, 2004...........................          3          10.06           34            -0.10%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.07           --              N/A        N/A           N/A
   Hedged Equity Fund
     December 31, 2006...........................         --          10.28           --             2.80%      0.00%         1.40%
     Inception February 3, 2006..................         --          10.00           --              N/A        N/A           N/A
   Internet Fund
     December 31, 2006...........................          1          11.77            9             8.18%      0.00%         1.40%
     December 31, 2005...........................          2          10.88           24            -2.77%      0.00%         1.40%
     December 31, 2004...........................          3          11.19           32            14.30%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.79           --              N/A        N/A           N/A
   Inverse Dynamic Dow Fund
     December 31, 2006...........................         --           6.73            3           -22.91%      0.00%         1.40%
     December 31, 2005...........................          1           8.73            8             0.23%      1.10%         1.40%
     December 31, 2004...........................         --           8.71            3           -13.59%      0.00%         1.40%
     Inception July 15, 2004.....................         --          10.08           --              N/A        N/A           N/A
   Inverse Government Long Bond Fund
     December 31, 2006...........................         30           0.86           25             6.17%      1.12%         1.40%
     December 31, 2005...........................        147           0.81          119            -6.90%      0.00%         1.40%
     December 31, 2004...........................        456           0.87          395           -11.54%      0.00%         1.40%
     December 31, 2003...........................          4           0.98            4            -1.64%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Inverse Mid-Cap Fund
     December 31, 2006...........................         --         $ 7.51         $  2            -5.18%      2.33%         1.40%
     December 31, 2005...........................         --           7.92           --            -9.38%      0.00%         1.40%
     December 31, 2004...........................         --           8.74           --           -12.07%      0.00%         1.40%
     Inception July 15, 2004.....................         --           9.94           --              N/A        N/A           N/A
   Inverse OTC Fund
     December 31, 2006...........................          4           8.38           33            -2.78%      4.00%         1.40%
     December 31, 2005...........................          1           8.62            6            -0.12%      0.00%         1.40%
     December 31, 2004...........................         --           8.63            --           -14.64%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.11            --              N/A        N/A           N/A
   Inverse Russell 2000 Fund
     December 31, 2006...........................          9           7.02           66           -13.23%      7.56%         1.40%
     December 31, 2005...........................          1           8.09            6            -4.37%      1.62%         1.40%
     December 31, 2004...........................         --           8.46           --           -15.06%      0.00%         1.40%
     Inception July 15, 2004.....................         --           9.96           --              N/A        N/A           N/A
   Inverse S&P 500 Fund
     December 31, 2006...........................         23           0.63           15            -8.70%      4.16%         1.40%
     December 31, 2005...........................         36           0.69           25            -2.82%      0.00%         1.40%
     December 31, 2004...........................          6           0.71            5           -11.47%      0.00%         1.40%
     December 31, 2003...........................          2           0.80            2           -19.69%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Japan Advantage Fund
     December 31, 2006...........................          4          12.70           46             3.67%      0.57%         1.40%
     December 31, 2005...........................         23          12.25          285            18.70%      0.00%         1.40%
     December 31, 2004...........................         --          10.32            4             4.56%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.87           --              N/A        N/A           N/A
   Large-Cap Growth Fund
     December 31, 2006...........................          2          10.94           17             3.89%      0.00%         1.40%
     December 31, 2005...........................          2          10.53           20             0.38%      0.32%         1.40%
     December 31, 2004...........................         --          10.49           --             5.32%      0.00%         1.40%
     Inception July 15, 2004.....................         --           9.96           --              N/A        N/A           N/A
   Large-Cap Value Fund
     December 31, 2006...........................         12          13.31          158            16.04%      1.19%         1.40%
     December 31, 2005...........................          7          11.47           82             2.69%      2.38%         1.40%
     December 31, 2004...........................         --          11.17           --            12.15%      0.00%         1.40%
     Inception July 15, 2004.....................         --           9.96           --              N/A        N/A           N/A
   Leisure Fund
     December 31, 2006...........................          1          13.14           14            21.78%      0.00%         1.40%
     December 31, 2005...........................          1          10.79           17            -6.26%      0.00%         1.40%
     December 31, 2004...........................          1          11.51           16            14.87%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.02           --              N/A        N/A           N/A
   Mid-Cap Advantage Fund
     December 31, 2006...........................         40           2.19           87             8.96%      0.38%         1.40%
     December 31, 2005...........................         28           2.01           56            12.29%      0.00%         1.40%
     December 31, 2004...........................         18           1.79           32            20.74%      0.00%         1.40%
     December 31, 2003...........................         19           1.48           29            48.26%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Mid-Cap Growth Fund
     December 31, 2006...........................          3          12.36           42             1.64%      0.00%         1.40%
     December 31, 2005...........................          4          12.16           51             9.95%      0.00%         1.40%
     December 31, 2004...........................         --          11.06           --             9.94%      0.00%         1.40%
     Inception July 15, 2004.....................         --          10.06           --              N/A        N/A           N/A
   Mid-Cap Value Fund
     December 31, 2006...........................          4          13.96           56            15.47%      1.38%         1.40%
     December 31, 2005...........................          1          12.09           11             6.80%      1.08%         1.40%
     December 31, 2004...........................         --          11.32           --            12.75%      0.00%         1.40%
     Inception July 15, 2004.....................         --          10.04           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Multi-Cap Core Equity Fund
     December 31, 2006...........................         --         $10.89         $  5             9.23%      0.09%         1.40%
     Inception February 3, 2006..................         --           9.97           --              N/A        N/A           N/A
   Nova Fund
     December 31, 2006...........................         19          13.52          264            17.57%      1.25%         1.40%
     December 31, 2005...........................         23          11.50          270             2.59%      0.33%         1.40%
     December 31, 2004...........................         32          11.21          355            12.98%      0.04%         1.40%
     December 31, 2003...........................         54           9.92          531            37.26%      0.00%         1.40%
     December 31, 2002...........................         14           7.23          100           -36.62%     14.52%         1.40%
   OTC Fund
     December 31, 2006...........................         84          14.64        1,232             4.27%      0.00%         1.40%
     December 31, 2005...........................         99          14.04        1,388            -0.28%      0.00%         1.40%
     December 31, 2004...........................        116          14.08        1,626             7.83%      0.00%         1.40%
     December 31, 2003...........................        164          13.06        2,142            43.40%      0.00%         1.40%
     December 31, 2002...........................        185           9.11        1,682           -39.71%      0.00%         1.40%
   Precious Metals Fund
     December 31, 2006...........................         14          16.35          236            19.69%      0.00%         1.40%
     December 31, 2005...........................          9          13.66          120            19.20%      0.00%         1.40%
     December 31, 2004...........................          2          11.46           24            14.60%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.00           --              N/A        N/A           N/A
   Real Estate Fund
     December 31, 2006...........................         18          18.21          326            28.87%      1.85%         1.40%
     December 31, 2005...........................         17          14.13          236             5.68%      1.39%         1.40%
     December 31, 2004...........................          9          13.37          125            32.51%      2.29%         1.40%
     Inception May 1, 2004.......................         --          10.09           --              N/A        N/A           N/A
   Retailing Fund
     December 31, 2006...........................         --          12.04           --             8.57%      0.00%         1.40%
     December 31, 2005...........................          1          11.09            8             4.03%      0.00%         1.40%
     December 31, 2004...........................         --          10.66           --             6.71%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.99           --              N/A        N/A           N/A
   Russell 2000 Advantage Fund
     December 31, 2006...........................         62           2.38          148            19.00%      0.21%         1.40%
     December 31, 2005...........................         40           2.00           81             2.56%      2.83%         1.40%
     December 31, 2004...........................         71           1.95          139            23.27%      0.00%         1.40%
     December 31, 2003...........................         64           1.58          101            57.96%      5.95%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Sector Rotation Fund
     December 31, 2006...........................         11           1.68           18             9.80%      0.00%         1.40%
     December 31, 2005...........................         24           1.53           37            12.50%      0.00%         1.40%
     December 31, 2004...........................          6           1.36            9             8.82%      0.00%         1.40%
     December 31, 2003...........................         16           1.25           20            24.67%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Small-Cap Growth Fund
     December 31, 2006...........................          1          12.83           10             6.30%      0.00%         1.40%
     December 31, 2005...........................          9          12.07          112             4.68%      0.00%         1.40%
     December 31, 2004...........................         --          11.53           --            14.61%      0.00%         1.40%
     Inception July 15, 2004.....................         --          10.06           --              N/A        N/A           N/A
   Small-Cap Value Fund
     December 31, 2006...........................          4          13.81           59            17.53%      0.86%         1.40%
     December 31, 2005...........................          1          11.75            7             2.17%      0.00%         1.40%
     December 31, 2004...........................         --          11.50            1            14.54%      0.00%         1.40%
     Inception July 15, 2004.....................         --          10.04           --              N/A        N/A           N/A
   Technology Fund
     December 31, 2006...........................         21          11.11          238             4.42%      0.00%         1.40%
     December 31, 2005...........................          5          10.64           49             1.72%      0.00%         1.40%
     December 31, 2004...........................         --          10.46            1             6.30%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.84           --              N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Telecommunications Fund
     December 31, 2006...........................          7         $12.73        $  84            17.87%      3.30%         1.40%
     December 31, 2005...........................         --          10.80            1            -0.28%      0.00%         1.40%
     December 31, 2004...........................         --          10.83            1             9.50%      0.00%         1.40%
     Inception May 1, 2004.......................         --           9.89           --              N/A        N/A           N/A
   Transportation Fund
     December 31, 2006...........................          1          14.23           18             5.88%      0.00%         1.40%
     December 31, 2005...........................          1          13.44           11             7.01%      0.00%         1.40%
     December 31, 2004...........................          1          12.56           13            25.35%      0.00%         1.40%
     Inception May 1, 2004.......................         --          10.02           --              N/A        N/A           N/A
   U.S. Government Money Market Fund
     December 31, 2006...........................        914           1.00          913             2.04%      3.72%         1.40%
     December 31, 2005...........................      1,246           0.98        1,215             1.03%      1.97%         1.40%
     December 31, 2004...........................      1,208           0.97        1,171            -1.12%      0.25%         1.40%
     December 31, 2003...........................      1,215           0.98        1,192            -1.38%      0.01%         1.40%
     December 31, 2002...........................        575           0.99          572            -0.93%      0.37%         1.40%
   Utilities Fund
     December 31, 2006...........................         10          14.99          157            19.25%      2.03%         1.40%
     December 31, 2005...........................         17          12.57          214             9.02%      0.74%         1.40%
     December 31, 2004...........................          5          11.53           57            14.61%      3.84%         1.40%
     Inception May 1, 2004.......................         --          10.06           --              N/A        N/A           N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2006...........................        857           0.72          612            22.03%      0.00%         1.40%
     December 31, 2005...........................        820           0.59          488             5.36%      0.00%         1.40%
     December 31, 2004...........................        989           0.56          555             9.19%      0.00%         1.40%
     December 31, 2003...........................      1,153           0.51          591            42.05%      0.00%         1.40%
     December 31, 2002...........................      1,180           0.36          426           -37.12%      0.00%         1.40%
   Global Technology Portfolio
     December 31, 2006...........................        499           0.59          294            15.69%      0.00%         1.40%
     December 31, 2005...........................        455           0.51          231             6.25%      0.00%         1.40%
     December 31, 2004...........................        495           0.48          236             3.04%      0.00%         1.40%
     December 31, 2003...........................        518           0.47          241            34.17%      0.00%         1.40%
     December 31, 2002...........................        602           0.35          209           -32.74%      0.00%         1.40%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2006...........................        714           2.10        1,497            14.13%      1.40%         1.40%
     December 31, 2005...........................        525           1.84          964            13.58%      1.50%         1.40%
     December 31, 2004...........................        361           1.62          587            17.87%      0.62%         1.40%
     December 31, 2003...........................         98           1.37          135            37.45%      0.31%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2006...........................        136           1.03          141             7.29%      0.00%         1.40%
     December 31, 2005...........................         14           0.96           14            -2.04%      0.00%         1.40%
     December 31, 2004...........................         13           0.98           13            -1.27%      0.00%         1.40%
     December 31, 2003...........................        431           0.99          428            -0.73%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Worldwide Bond Fund
     December 31, 2006...........................        379           1.49          566             4.93%     10.24%         1.40%
     December 31, 2005...........................        597           1.42          848            -4.70%      7.80%         1.40%
     December 31, 2004...........................        808           1.49        1,201             7.99%      8.20%         1.40%
     December 31, 2003...........................        534           1.38          737            16.52%      1.87%         1.40%
     December 31, 2002...........................        515           1.18          610            19.97%      0.00%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS                  INVESTMENT
                                                      UNITS                     ----------         TOTAL      INCOME         EXPENSE
                                                     (000s)      UNIT VALUES      (000s)           RETURN      RATIO          RATIO
-----------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Worldwide Emerging Markets Fund
     December 31, 2006...........................        922         $ 2.28      $ 2,102            37.35%      0.61%         1.40%
     December 31, 2005...........................      1,095           1.66        1,816            30.71%      0.83%         1.40%
     December 31, 2004...........................      1,352           1.27        1,722            23.78%      0.60%         1.40%
     December 31, 2003...........................      1,100           1.03        1,129            52.05%      0.14%         1.40%
     December 31, 2002...........................      1,104           0.67          745            -4.25%      0.18%         1.40%
   Worldwide Hard Assets Fund
     December 31, 2006...........................        887           2.95        2,614            22.92%      0.07%         1.40%
     December 31, 2005...........................      1,112           2.40        2,671            49.07%      0.31%         1.40%
     December 31, 2004...........................      1,092           1.61        1,753            22.57%      0.47%         1.40%
     December 31, 2003...........................      1,215           1.31        1,596            43.06%      0.50%         1.40%
     December 31, 2002...........................      1,116           0.92        1,025            -4.20%      0.63%         1.40%
   Worldwide Real Estate Fund
     December 31, 2006...........................        393           2.58        1,015            29.00%      1.50%         1.40%
     December 31, 2005...........................        407           2.00          815            19.05%      2.23%         1.40%
     December 31, 2004...........................        423           1.68          710            34.50%      1.53%         1.40%
     December 31, 2003...........................        451           1.25          564            32.63%      2.50%         1.40%
     December 31, 2002...........................        370           0.94          348            -5.81%      2.33%         1.40%
WELLS FARGO ADVANTAGE VT FUND:
   Discovery Fund
     December 31, 2006...........................        201          12.84        2,580            13.03%      0.00%         1.40%
     December 31, 2005...........................        225          11.36        2,558            14.75%      0.00%         1.40%
     Inception April 8, 2005.....................         --           9.90           --              N/A        N/A           N/A
   Opportunity Fund
     December 31, 2006...........................      1,055           2.45        2,582            10.86%      0.00%         1.40%
     December 31, 2005...........................      1,324           2.21        2,928             6.25%      0.00%         1.40%
     December 31, 2004...........................      1,677           2.08        3,485            16.69%      0.00%         1.40%
     December 31, 2003...........................      1,710           1.78        3,049            35.10%      0.09%         1.40%
     December 31, 2002...........................      2,069           1.32        2,729           -27.84%      0.37%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

(6) Unit Progression

   The change in units outstanding for the year ended December 31, 2006 was as follows:

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING       UNITS          UNITS            END
                                                                NOTES        OF YEAR      PURCHASED      REDEEMED         OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced................................................                4,044,807.9      248,630.9  (1,021,290.50)   3,272,148.3
   Equity..................................................                5,570,008.0      340,512.8  (1,356,837.80)   4,553,683.0
   Fixed Income............................................                2,198,519.7      158,332.4    (628,343.80)   1,728,508.3
   Government Securities...................................                1,505,411.1      115,837.3    (351,403.40)   1,269,845.0
   High Yield..............................................        a         714,246.8       34,055.3    (748,302.10)            --
   Money Market............................................                2,352,929.5    2,549,174.0  (2,969,314.90)   1,932,788.6
AIM VARIABLE INSURANCE TRUST:
   Basic Value.............................................                  103,057.9       41,629.4     (34,315.20)     110,372.1
   Core Equity.............................................        b                --       67,870.7     (10,013.00)      57,857.7
   Core Stock..............................................        c         556,526.1       16,685.3    (573,211.40)            --
   Financial Services......................................                  106,883.5       21,738.1     (30,936.40)      97,685.2
   Global Health Care......................................                  475,341.4       27,281.4    (269,024.20)     233,598.6
   Global Real Estate......................................        d         730,433.9      233,257.9    (352,178.20)     611,513.6
   High Yield..............................................                   48,408.9       37,758.3     (42,977.00)      43,190.2
   Mid Cap Core............................................                   99,994.8       10,893.3     (20,665.70)      90,222.4
   Technology..............................................                  130,674.8       58,842.6     (36,576.40)     152,941.0
THE ALGER AMERICAN FUND:
   Growth..................................................                3,908,951.4      372,717.7    (995,968.40)   3,285,700.7
   Leveraged AllCap........................................                2,693,693.0      196,609.7    (588,560.60)   2,301,742.1
   Midcap Growth...........................................                1,883,049.3      148,340.5    (511,084.80)   1,520,305.0
   Small Capitalization....................................                2,010,906.5      201,247.1    (390,044.70)   1,822,108.9
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income.......................................                  175,850.6       33,236.8     (22,077.30)     187,010.1
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced................................................                    1,333.8        9,318.5      (2,036.00)       8,616.3
   Income & Growth.........................................                1,322,002.5      196,499.9    (194,388.10)   1,324,114.3
   Inflation Protection....................................                    2,121.9       12,939.9     (13,667.80)       1,394.0
   International...........................................                  617,794.6      206,104.7    (233,354.50)     590,544.8
   Value...................................................                2,382,352.5      215,919.2    (663,407.80)   1,934,863.9
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index...................................                    1,942.2        2,861.1      (2,367.20)       2,436.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:..................                1,797,972.4      106,502.5    (407,790.70)   1,496,684.2
DREYFUS STOCK INDEX FUND:..................................                9,829,354.3      635,806.2  (2,439,397.20)   8,025,763.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                  660,517.9       27,810.3    (231,245.50)     457,082.7
   International Value.....................................                1,642,998.6      254,587.4    (834,373.30)   1,063,212.7
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  679,064.8       91,539.6    (248,981.80)     521,622.6
   High Income Bond II.....................................                  847,602.2       83,583.6    (235,088.50)     696,097.3
   International Equity II.................................                  388,884.1       59,478.4    (134,245.10)     314,117.4
   Kaufmann II.............................................        e                --           87.5             --           87.5
JANUS ASPEN SERIES:
   Growth and Income.......................................                1,913,371.7      179,518.2    (422,408.90)   1,670,481.0
   International Growth....................................                  302,851.8      437,776.1    (177,399.70)     563,228.2
   Large Cap Growth........................................                6,339,903.2      463,782.6  (1,338,721.30)   5,464,964.5
   Mid Cap Growth..........................................                4,591,198.3      316,578.2  (1,063,829.90)   3,843,946.6
   Worldwide Growth........................................                6,575,974.7      424,559.4  (1,612,118.80)   5,388,415.3
LAZARD RETIREMENT SERIES:
   Emerging Markets........................................                   51,520.9       27,051.9     (33,153.60)      45,419.2
   Equity..................................................                  109,117.8      281,735.8    (146,927.70)     243,925.9
   International Equity....................................                    4,454.3        4,321.4      (3,938.10)       4,837.6
   Small Cap...............................................                1,644,464.1      201,839.1    (714,361.70)   1,131,941.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth.......................................        f                --        3,533.1      (1,151.10)       2,382.0
   All Cap Value...........................................        f           1,294.0          538.3      (1,137.20)         695.1
   Global High Yield Bond..................................     f, g             576.3        6,700.7      (2,988.60)       4,288.4
   Large Cap Growth........................................        f           2,579.6        2,197.6      (2,583.40)       2,193.8
   Strategic Bond..........................................        f         130,064.9       78,309.2     (31,619.60)     176,754.5
   Total Return............................................        f             275.9        2,057.6      (1,910.00)         423.5
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government..............................................        f           2,138.8             --      (2,138.80)            --
LORD ABBETT SERIES FUND:
   America's Value.........................................                  365,042.4       50,643.2    (126,761.10)     288,924.5
   Growth and Income.......................................                4,244,173.9      635,009.3  (1,345,642.80)   3,533,540.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                   12,815.3       24,905.5     (28,661.30)       9,059.5
   High Income Bond........................................                       79.1          635.1        (635.10)          79.1
   Limited Maturity Bond...................................                  973,372.1      105,857.8    (220,391.90)     858,838.0
   Mid-Cap Growth..........................................                  191,028.6      136,253.0     (93,691.10)     233,590.5
   Partners................................................                1,546,378.4      378,898.2    (606,882.90)   1,318,393.7
   Regency.................................................                  234,299.8       28,434.5    (106,350.60)     156,383.7
   Socially Responsive.....................................                   20,838.8        6,182.4     (10,557.70)      16,463.5
PIMCO VARIABLE INSURANCE TRUST:
   CommodityRealReturn Strategy............................        h                --        4,376.3      (1,288.80)       3,087.5
   Emerging Markets Bond...................................        h                --          878.9        (543.70)         335.2
   Foreign Bond US Dollar-Hedged...........................        h                --          266.2         (29.50)         236.7
   High Yield..............................................        h                --          160.7         (24.80)         135.9
   Money Market............................................                   22,797.0      154,097.2    (100,490.30)      76,403.9
   Real Return.............................................                  769,359.0      117,235.0    (507,363.80)     379,230.2
   RealEstateRealReturn Strategy...........................        h                --        2,852.0      (1,364.20)       1,487.8
   Short Term..............................................                   74,852.2       22,750.9     (69,058.60)      28,544.5
   Total Return............................................                  887,116.6      373,145.4    (523,668.40)     736,593.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond...............................................                        6.8        3,992.5         (12.30)       3,987.0
   Emerging Markets........................................        e                --          449.1             --          449.1
   Equity Income...........................................                  657,576.5      451,372.9    (355,364.50)     753,584.9
   Europe..................................................        z          50,735.1       63,394.0    (114,129.10)            --
   Fund....................................................                  368,425.0      126,390.3    (126,860.80)     367,954.5
   High Yield..............................................                         --        3,978.2        (625.80)       3,352.4
   International Value.....................................        e                --        8,703.8             --        8,703.8
   Mid Cap Value...........................................                    1,876.9        4,554.8      (2,487.70)       3,944.0
   Money Market............................................                      857.0        6,051.2      (1,093.50)       5,814.7
   Strategic Income........................................        e                --          357.4             --           357.4
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  307,606.0      175,079.6    (118,230.30)     364,455.3
   Small Cap...............................................                  723,126.0       74,853.0    (316,658.30)     481,320.7
RYDEX VARIABLE TRUST:
   Absolute Return Strategies..............................        i                --       15,964.0      (6,669.20)       9,294.8
   Banking.................................................                      425.2        1,910.7        (960.80)       1,375.1
   Basic Materials.........................................                    6,512.3        4,347.3      (3,586.00)       7,273.6
   Biotechnology...........................................                    6,342.6        2,199.8      (3,011.10)       5,531.3
   CLS AdvisorOne Amerigo..................................                      138.2      103,603.5     (27,881.90)      75,859.8
   CLS AdvisorOne Clermont.................................                       45.9       42,075.7      (3,866.00)      38,255.6
   Commodities.............................................                       95.1        4,624.7      (4,157.10)         562.7
   Consumer Products.......................................                   17,679.5        2,467.4     (19,077.20)       1,069.7
   Dynamic Dow.............................................        j           3,531.9       17,486.3     (15,933.70)       5,084.5
   Dynamic OTC.............................................        k           5,080.9        7,923.8      (8,121.80)       4,882.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued):
   Dynamic Russell 2000....................................        e                --            8.6             --            8.6
   Dynamic S&P 500.........................................        l           2,907.0        7,189.4      (6,482.40)       3,614.0
   Dynamic Strengthening Dollar............................        m                --        4,387.3      (4,387.30)            --
   Dynamic Weakening Dollar................................        n               5.3        2,889.6      (2,389.30)         505.6
   Electronics.............................................                       75.9        4,955.5      (4,601.70)         429.7
   Energy..................................................                   49,129.9       17,909.7     (38,551.30)      28,488.3
   Energy Services.........................................                   38,617.1       18,961.8     (37,477.10)      20,101.8
   Essential Portfolio Conservative........................        e                --       10,883.9             --       10,883.9
   Essential Portfolio Moderate............................        e                --        1,524.9             --        1,524.9
   Europe Advantage........................................        o           2,541.2        8,924.3      (9,164.70)       2,300.8
   Financial Services......................................                      956.8        9,690.3      (9,002.80)       1,644.3
   Government Long Bond Advantage..........................        p          43,176.2      198,914.3    (187,723.60)      54,366.9
   Health Care.............................................                   17,490.6       27,735.5     (13,696.90)      31,529.2
   Hedged Equity...........................................        i                --       18,001.0     (18,001.00)            --
   Internet................................................                    2,182.5        2,874.0      (4,255.00)         801.5
   Inverse Dynamic Dow.....................................        q             876.6        6,178.2      (6,626.90)         427.9
   Inverse Government Long Bond............................        r         147,310.7      163,782.6    (281,573.50)      29,519.8
   Inverse Mid-Cap.........................................                         --          313.8             --          313.8
   Inverse OTC.............................................        s             736.7       74,309.0     (71,162.40)       3,883.3
   Inverse Russell 2000....................................        t             791.3       27,056.2     (18,470.30)       9,377.2
   Inverse S&P 500.........................................        u          36,315.5      114,844.4    (128,099.80)      23,060.1
   Japan Advantage.........................................        v          23,249.2       34,004.8     (53,657.80)       3,596.2
   Large-Cap Growth........................................                    1,945.2       12,200.4     (12,566.60)       1,579.0
   Large-Cap Value.........................................                    7,133.5       48,943.0     (44,196.00)      11,880.5
   Leisure.................................................                    1,530.4          551.7      (1,025.10)       1,057.0
   Mid Cap Advantage.......................................        w          27,718.1       87,169.7     (75,263.10)      39,624.7
   Mid-Cap Growth..........................................                    4,194.3        6,030.8      (6,868.20)       3,356.9
   Mid-Cap Value...........................................                      931.8        4,693.8      (1,572.50)       4,053.1
   Multi-Cap Core Equity...................................     i, x                --          438.1             --          438.1
   Nova....................................................                   23,522.6       15,203.9     (19,239.00)      19,487.5
   OTC.....................................................                   98,672.1       71,683.6     (86,283.00)      84,072.7
   Precious Metals.........................................                    8,778.9       31,309.2     (25,632.90)      14,455.2
   Real Estate.............................................                   16,689.4        8,966.2      (7,731.10)      17,924.5
   Retailing...............................................                      714.5           87.6        (802.10)            --
   Russell 2000 Advantage..................................        y          40,490.6      334,396.7    (312,821.20)      62,066.1
   Sector Rotation.........................................                   23,931.3       18,297.8     (31,254.30)      10,974.8
   Small-Cap Growth........................................                    9,254.6        7,457.2     (15,954.80)         757.0
   Small-Cap Value.........................................                      601.3       10,767.6      (7,131.20)       4,237.7
   Technology..............................................                    4,616.4       19,666.0      (2,843.20)      21,439.2
   Telecommunications......................................                      120.4       11,629.5      (5,166.90)       6,583.0
   Transportation..........................................                      831.1        3,475.3      (3,058.50)       1,247.9
   U.S. Government Money Market............................                1,245,617.6    1,088,700.5  (1,420,171.30)     914,146.8
   Utilities...............................................                   17,041.1       10,492.2     (17,040.10)      10,493.2
SELIGMAN PORTFOLIO, INC:
   Communications & Information............................                  820,164.7      276,361.1    (239,784.30)     856,741.5
   Global Technology.......................................                  454,603.9      175,005.3    (130,279.90)     499,329.3
THIRD AVENUE VARIABLE SERIES TRUST:
   Value...................................................                  524,700.8      335,555.3    (146,403.80)     713,852.3
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                   14,054.8      228,548.6    (106,548.60)     136,054.8
   Bond....................................................                  597,238.0      164,213.4    (382,221.80)     379,229.6
   Emerging Markets........................................                1,095,264.1      363,190.3    (536,936.10)     921,518.3
   Hard Assets.............................................                1,111,996.2      278,458.7    (503,815.00)     886,639.9
   Real Estate.............................................                  406,941.5       67,765.4     (81,840.60)     392,866.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery...............................................                  225,034.3       18,390.4     (42,464.20)     200,960.5

   Opportunity.............................................                1,324,296.9       98,163.2    (367,199.80)   1,055,260.3
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                91,120,630.2   16,965,702.7 (32,551,430.40)  75,534,902.5
===================================================================================================================================


a) For the period January 1, 2006 through August 31, 2006 (fund liquidation).

b) For the period April 28, 2006 (inception of fund) through December 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

f) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h) For the period May 1, 2006 (inception of fund) through December 31, 2006.

i) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

j) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

k) Formerly Velocity 100 prior to its name change effective May 1, 2006.

l) Formerly Titan 500 prior to its name change effective May 1, 2006.

m) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

n) Formerly Weakening Dollar prior to its name change effective May 1, 2006.

o) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

p) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

q) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

r) Formerly Juno prior to its name change effective May 1, 2006.

s) Formerly Arktos prior to its name change effective May 1, 2006.

t) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

u) Formerly Ursa prior to its name change effective May 1, 2006.

v) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

w) Formerly Medius prior to its name change effective May 1, 2006.

x) Formerly Core Equity prior to its name change effective May 1, 2006.

y) Formerly Mekros prior to its name change effective May 1, 2006.

z) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements - Continued


December 31, 2006

(6) Unit Progression

   The changes in units outstanding for the year ended December 31, 2005, were as follows:

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                Notes      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced................................................                4,510,332.8      302,583.5    (768,108.4)    4,044,807.9
   Equity..................................................                6,105,785.4      549,396.1  (1,085,173.5)    5,570,008.0
   Fixed Income............................................                2,914,674.0      583,584.8  (1,299,739.1)    2,198,519.7
   Focus 20................................................        a         550,222.8       23,681.6    (573,904.4)             --
   Government Securities...................................                2,158,761.1      619,356.4  (1,272,706.4)    1,505,411.1
   High Yield..............................................                  932,886.8      206,657.6    (425,297.6)      714,246.8
   Money Market............................................                3,129,676.8    3,322,448.8  (4,099,196.1)    2,352,929.5
AIM VARIABLE INSURANCE FUNDS:
   Basic Value.............................................                   76,791.5      195,007.5    (168,741.1)      103,057.9
   Core Stock..............................................                  736,567.5      186,783.8    (366,825.2)      556,526.1
   Financial Services......................................                  123,067.7        6,651.4     (22,835.6)      106,883.5
   Global Health Care......................................        b         627,162.7      134,308.5    (286,129.8)      475,341.4
   High Yield..............................................                   37,893.3       24,218.5     (13,702.9)       48,408.9
   Mid Cap Core............................................                   92,120.1       46,916.4     (39,041.7)       99,994.8
   Global Real Estate......................................        k         814,496.2      290,045.7    (374,108.0)      730,433.9
   Technology..............................................                  157,283.5       72,512.8     (99,121.5)      130,674.8
THE ALGER AMERICAN FUND:
   Growth..................................................                4,513,326.4      419,703.4  (1,024,078.4)    3,908,951.4
   Leveraged AllCap........................................                3,269,527.1      292,457.1    (868,291.2)    2,693,693.0
   Midcap Growth...........................................                2,423,628.0      274,932.6    (815,511.3)    1,883,049.3
   Small Capitalization....................................                2,260,344.5      202,838.9    (452,276.9)    2,010,906.5
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income.......................................                  191,473.3        3,767.2     (19,389.9)      175,850.6
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced................................................        c                --        1,333.8            --         1,333.8
   Income & Growth.........................................                1,569,152.2      328,865.1    (576,014.8)    1,322,002.5
   Inflation Protection....................................                      222.0        4,662.7      (2,762.8)        2,121.9
   International...........................................                  838,444.5      117,799.1    (338,449.0)      617,794.6
   Value...................................................                2,525,036.1      573,505.5    (716,189.1)    2,382,352.5
DREYFUS INVESTMENT PORTFOLIO:

   Small Cap Stock Index...................................                         --        2,089.0        (146.8)        1,942.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:..................                2,200,893.9      169,996.1    (572,917.6)    1,797,972.4
DREYFUS STOCK INDEX FUND:..................................               11,179,068.0    1,034,130.8  (2,383,844.5)    9,829,354.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                1,114,426.7      594,727.5  (1,048,636.3)      660,517.9
   International Value.....................................                2,044,541.7    1,005,706.0  (1,407,249.1)    1,642,998.6
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  986,061.8      160,666.4    (467,663.4)      679,064.8
   High Income Bond II.....................................                1,009,219.5       44,810.1    (206,427.4)      847,602.2
   International Equity II.................................                  548,194.2      112,565.9    (271,876.0)      388,884.1
JANUS ASPEN SERIES:
   Growth and Income.......................................                2,143,632.2      216,483.4    (446,743.9)    1,913,371.7
   International Growth....................................                  190,619.6      190,588.3     (78,356.1)      302,851.8
   Large Cap Growth........................................        d       7,373,305.0      689,105.8  (1,722,507.6)    6,339,903.2
   Mid Cap Growth..........................................                5,158,406.9      467,084.4  (1,034,293.0)    4,591,198.3
   Worldwide Growth........................................                7,751,025.2      525,633.4  (1,700,683.9)    6,575,974.7
LAZARD RETIREMENT SERIES:
   Emerging Markets........................................                    7,765.0       62,067.2     (18,311.3)       51,520.9
   Equity..................................................                  165,803.3       32,141.1     (88,826.6)      109,117.8
   International Equity....................................                    3,482.6        3,841.7      (2,870.0)        4,454.3
   Small Cap...............................................                2,652,167.0      177,597.8  (1,185,300.7)    1,644,464.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements -- Continued


December 31, 2006


===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                Notes      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND:
   America's Value.........................................                  264,477.6      234,934.3    (134,369.5)      365,042.4
   Growth and Income.......................................                5,249,873.5    1,104,763.7  (2,110,463.3)    4,244,173.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                    9,685.3        9,214.3      (6,084.3)       12,815.3
   High Income Bond........................................        c                --          118.4         (39.3)           79.1
   Ltd. Mat. Bond..........................................                1,678,602.1      495,569.2  (1,200,799.2)      973,372.1
   Mid-Cap Growth..........................................                  195,465.5       82,729.5     (87,166.4)      191,028.6
   Partners................................................                1,390,068.0      673,087.9    (516,777.5)    1,546,378.4
   Regency.................................................                   97,340.7      298,749.6    (161,790.5)      234,299.8
   Socially Responsive.....................................                         --       23,651.3      (2,812.5)       20,838.8
PIMCO VARIABLE INSURANCE TRUST:
   Money Market............................................                    2,294.1       30,298.0      (9,795.1)       22,797.0
   Real Return.............................................                  710,662.2      410,506.5    (351,809.7)      769,359.0
   Short Term..............................................                   35,101.7       69,511.7     (29,761.2)       74,852.2
   Total Return............................................                  890,177.3      364,742.7    (367,803.4)      887,116.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond...............................................        e                --            6.8            --             6.8
   Equity Income...........................................                  470,242.2      612,555.9    (425,221.6)      657,576.5
   Europe..................................................                   60,335.5       16,435.3     (26,035.7)       50,735.1
   Fund....................................................                  387,805.4       76,167.6     (95,548.0)      368,425.0
   Mid Cap Value...........................................        c                --        2,468.1        (591.2)        1,876.9
   Money Market............................................        c                --          857.0            --           857.0
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  531,676.9      128,483.6    (352,554.5)      307,606.0
   Small Cap...............................................                  529,885.8      538,990.6    (345,750.4)      723,126.0
RYDEX VARIABLE TRUST:
   Inverse OTC.............................................        1                --      183,337.7    (182,601.0)          736.7
   Banking.................................................                    2,512.8          859.5      (2,947.1)          425.2
   Basic Materials.........................................                    1,010.6        8,453.4      (2,951.7)        6,512.3
   Biotechnology...........................................                      118.1       11,259.7      (5,035.2)        6,342.6
   CLS AdvisorOne Amerigo..................................        c                --          153.6         (15.4)          138.2
   CLS AdvisorOne Clermont.................................        c                --           45.9            --            45.9
   Commodities.............................................        f                --          179.3         (84.2)           95.1
   Consumer Products.......................................                    1,185.5       26,393.9      (9,899.9)       17,679.5
   Electronics.............................................                   14,480.4       64,465.2     (29,815.7)       49,129.9
   Energy..................................................                      706.8        2,014.2      (2,645.1)           75.9
   Energy Services.........................................                    8,518.6       57,057.3     (26,958.8)       38,617.1
   Financial Services......................................                         --        1,375.1        (418.3)          956.8
   Health Services.........................................                    3,424.1       29,746.3     (15,679.8)       17,490.6
   Internet................................................                    2,877.0        8,283.1      (8,977.6)        2,182.5
   Inverse Dynamic Dow.....................................        m             390.0       11,495.3     (11,008.7)          876.6
   Inverse Mid-Cap.........................................                         --        9,290.3      (9,290.3)             --
   Inverse Russell 2000....................................        n                --       15,554.5     (14,763.2)          791.3
   Inverse Government Long Bond............................        o         455,757.7      176,406.7    (484,853.7)      147,310.7
   Europe Advantage .......................................        p           1,723.5        5,784.2      (4,966.5)        2,541.2
   Large Cap Growth........................................                        1.7       15,908.6     (13,965.1)        1,945.2
   Japan Advantage.........................................        q             358.2       39,779.7     (16,888.7)       23,249.2
   Large Cap Value.........................................                        1.6       28,175.6     (21,043.7)        7,133.5
   Leisure.................................................                    1,414.1        2,675.5      (2,559.2)        1,530.4
   Dynamic Dow.............................................        r              13.9        7,941.8      (4,423.8)        3,531.9
   Mid Cap Advantage ......................................        s          18,072.0      146,748.9    (137,102.8)       27,718.1
   Russell 2000 Advantage .................................        t          71,146.5      254,171.9    (284,827.8)       40,490.6
   Mid-Cap Growth..........................................                        4.2       12,614.4      (8,424.3)        4,194.3
   Mid-Cap Value...........................................                       19.5        6,546.4      (5,634.1)          931.8
   Nova....................................................                   31,683.3       31,181.2     (39,341.9)       23,522.6
   OTC.....................................................                  115,499.9      101,789.4    (118,617.2)       98,672.1
   Precious Metals.........................................                    2,104.8       14,010.3      (7,336.2)        8,778.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements - Continued


December 31, 2006

===================================================================================================================================
                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                Notes      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST (continued):
   Real Estate.............................................                    9,314.2       14,775.8      (7,400.6)       16,689.4
   Retailing...............................................                         --        3,719.8      (3,005.3)          714.5
   Sector Rotation.........................................                    6,291.9       22,768.2      (5,128.8)       23,931.3
   Small-Cap Growth........................................                       18.1       32,343.9     (23,107.4)        9,254.6
   Small-Cap Value.........................................                       44.3        8,327.7      (7,770.7)          601.3
   Technology..............................................                      112.1        7,010.8      (2,506.5)        4,616.4
   Telecommunications......................................                       66.9          362.2        (308.7)          120.4
   Dynamic S&P 500.........................................        u          12,055.9       11,603.2     (20,752.1)        2,907.0
   Transportation..........................................                      996.6        1,191.6      (1,357.1)          831.1
   Government Long Bond Advantage .........................        v          18,324.7      284,354.6    (259,503.1)       43,176.2
   U.S. Government Money Market............................                1,208,166.5    2,403,877.6  (2,366,426.5)    1,245,617.6
   Inverse S&P 500.........................................        w           6,333.3       76,884.4     (46,902.2)       36,315.5
   Utilities...............................................                    4,943.2       32,817.6     (20,719.7)       17,041.1
   Dynamic OTC.............................................        x           1,719.4       11,349.4      (7,987.9)        5,080.9
   Weakening Dollar........................................        f                --          106.4        (101.1)            5.3
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INT(y)
   All Cap Value I.........................................                      793.7        1,801.7      (1,301.4)        1,294.0
   High Yield Bond.........................................        c                --          576.3            --           576.3
   Large Cap Growth I......................................                        9.5        4,282.8      (1,712.7)        2,579.6
   Strategic Bond I........................................                  102,657.9       44,876.2     (17,469.2)      130,064.9
   Total Return I..........................................                         --          275.9            --           275.9
LEGG MASON PARTNERS INVESTMENT SERIES (y)
   SB Government...........................................        c                --        2,138.8            --         2,138.8
SELIGMAN PORTFOLIO, INC:
   Communications & Information............................                  989,215.8       88,967.6    (258,018.7)      820,164.7
   Global Technology.......................................                  494,962.1       49,704.9     (90,063.1)      454,603.9
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II.......................................        g       1,590,634.9       68,437.9  (1,659,072.8)             --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value...................................................                  361,366.5      263,402.0    (100,067.7)      524,700.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                   12,959.0        1,551.6        (455.8)       14,054.8
   Bond....................................................                  808,413.6      102,729.4    (313,905.0)      597,238.0
   Emerging Markets........................................                1,351,727.9      235,803.6    (492,267.4)    1,095,264.1
   Hard Assets.............................................                1,091,616.4      557,822.5    (537,442.7)    1,111,996.2
   Real Estate.............................................                  422,928.7      127,605.1    (143,592.3)      406,941.5
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund..............................        h          32,130.3        3,031.8     (35,162.1)             --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery...............................................        i                --      257,141.5     (32,107.2)      225,034.3
   Opportunity.............................................        j       1,676,867.6      172,065.7    (524,636.4)    1,324,296.9
-----------------------------------------------------------------------------------------------------------------------------------
                                    Totals                               108,528,878.5   25,614,503.1 (43,022,751.4)   91,120,630.2
===================================================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c) For the period May 1, 2005 (inception of fund) through December 31, 2005.

d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e) For the period July 15, 2005 (inception of fund) through December 31, 2005.

f) For the period October 21, 2005 (inception of Fund) through December 31,
   2005.

g) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

h) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

i) For the period April 8, 2005 (inception of fund) through December 31, 2005.

j) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

k) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

l) Formerly Arktos prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Notes to Financial Statements - Continued


December 31, 2006


===============================================================================


m) Formerly Inverse Dynamic Dow 30 prior to its name change effective
   May 1, 2006.

n) Formerly Inverse Small-Cap Fund prior to its name change effective
   May 1, 2006.

o) Formerly Juno prior to its name change effective May 1, 2006.

p) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

q) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

r) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

s) Formerly Medius Fund prior to its name change effective May 1, 2006.

t) Formerly Mekros prior to its name change effective May 1, 2006.

u) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

v) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

w) Formerly Ursa prior to its name change effective May 1, 2006.

x) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

y) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors Jefferson National Life Insurance Company And Contract Owners of Jefferson National Life Annuity Account E

     We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.


   /s/ BDO Seidman, LLP
   --------------------
   New York, New York
   March 31, 2007

===============================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                            SPONSOR
                            Jefferson National Life Insurance Company

                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation

                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2006 and for each of the two years in the period ended December 31, 2006.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)       (a)                Resolution of Board of Directors of the       (10)
                             Company authorizing the establishment of the Separate Account.

          (b)                Resolution Changing the Name of the Separate   (1)
                             Account

(2)                 Not Applicable.

(3)       (a)       (i)      Form of Principal Underwriter's Agreement      (1)
                             of the Company on behalf of the Separate
                             Account and Inviva Securities Corporation.

                    (ii)     Form of Amendment to the Principal             (1)
                             Underwriter's Agreement

          (b)                Form of Selling Agreement                      (1)

(4)       (a)                Form of Individual Contract - Achievement.     (1)
                             (CVIC-4047)

          (b)                Form of Individual Contract - Educator.        (1)
                             (CVIC-4048)

          (c)                Form of Group Contract. (CVIC-4048)            (2)

          (d)                Form of Waiver of Contingent Deferred          (1)
                             Sales Charges for Unemployment Rider.
                             (CVIC-4023)

          (e)                Form of Waiver of Contingent Deferred          (1)
                             Sales Charges for Nursing Care Confinement
                             Rider. (CVIC-4020)

          (f)                Form of Waiver of Contingent Deferred          (1)
                             Sales Charges for Terminal Illness Rider.
                             (CVIC-4021)

(5)                          Form of Application for Individual Annuity     (1)
                             Contract. (JNL-6000)

(6)       (a)                Amended and Restated Articles of               (1)
                             Incorporation of Conseco Variable Insurance
                             Company.

          (b)                Amended and Restated By-Laws of the Company.   (1)

(7)                          Not Applicable.

(8)       (a)                Form of Participation Agreement dated          (1)
                             October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

                    (i)      Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement dated October 23,
                             2002 by and among 40|86 Series Trust, 40|86
                             Advisors, Inc. and Jefferson National Life
                             Insurance Company.

          (b)       (i)      Form of Participation Agreement by and         (3)
                             among A I M Distributors, Inc., Jefferson
                             National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1,
                             2003.

                    (ii)     Form of Amendment dated April 6, 2004 to       (1)
                             the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                    (iii)    Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement by and among A I M
                             Distributors, Inc., Jefferson National Life
                             Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (c)       (i)      Form of Participation Agreement among the      (4)
                             Alger American Fund, Great American Reserve
                             Insurance Company and Fred Alger and Company,
                             Inc. dated March 31, 1995

                    (ii)     Form of Amendment dated November 5, 1999 to    (5)
                             the Participation Agreement among the Alger
                             American Fund, Great American Reserve
                             Insurance Company and Fred Alger and Company,
                             Inc. dated March 31, 1995

                    (iii)    Form of Amendment dated January 31, 2001 to    (5)
                             the Participation Agreement among the Alger
                             American Fund, Great American Reserve
                             Insurance Company and Fred Alger and Company,
                             Inc. dated March 31, 1995

                    (iv)     Form of Amendments August 4, 2003 and March    (1)
                             22, 2004 to the Participation Agreement among the Alger American Fund, Great American
                             Reserve Insurance Company and Fred Alger and
                             Company, Inc. dated March 31, 1995.

                    (v)      Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement among the Alger
                             American Fund, Jefferson National Life
                             Insurance Company and Fred Alger and Company,
                             Inc. dated March 31, 1995.

          (d)       (i)      Form of Participation Agreement between        (4)
                             Great American Reserve Insurance Company and
                             American Century Investment Services as of
                             1997.

                    (ii)     Form of Amendment dated November 15, 1997 to   (5)
                             the Participation Agreement between Great
                             American Reserve Insurance Company and
                             American Century Investment Services as of
                             1997.

                    (iii)    Form of Amendment dated December 31, 1997      (5)
                             to the Participation Agreement between Great
                             American Reserve Insurance Company and
                             American Century Investment Services as of
                             1997.

                    (iv)     Form of Amendment dated January 13, 2000       (5)
                             to the Participation Agreement between Great
                             American Reserve Insurance Company and
                             American Century Investment Services as of
                             1997.

                    (v)      Form of Amendment dated February 9, 2001       (5)
                             to the Participation Agreement between Great
                             American Reserve Insurance Company and
                             American Century Investment Services as of
                             1997.

                    (vi)     Form of Amendments dated July 31, 2003 and     (1)
                             March 25, 2004 to the Participation Agreement between Great American Reserve Insurance
                             Company and American Century Investment
                             Services as of 1997.

                    (vii)    Form of Amendments dated May 1, 2005 to       (11)
                             the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

                    (viii)   Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement between Jefferson
                             National Life Insurance Company and American
                             Century Investment Services as of 1997.

                    (ix)     Form of Amendment dated May 1, 2007 to the    (14
                             Participation Agreement between Jefferson
                             National Life Insurance Company and American
                             Century Investment Services.

          (e)       (i)      Form of Participation Agreement dated May 1,   (5)
                             1995 by and among Conseco Variable Insurance
                             Company, Dreyfus Variable Investment Fund,
                             The Dreyfus Socially Responsible Growth Fund,
                             Inc., Dreyfus Life and Annuity Index Fund,
                             Inc. and Dreyfus Investment Portfolios.

                    (ii)     Form of Amendment dated March 21, 2002 to      (5)
                             the Participation Agreement dated May 1,
                             1995 by and among Conseco Variable Insurance
                             Company, Dreyfus Variable Investment Fund,
                             The

                             Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                    (iii)    Form of Amendment dated May 1, 2003 to the     (1)
                             Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                             Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                    (iv)     Form of Amendment dated 2004 to the            (1)
                             Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                             Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.


                    (v)      Form of Amendment dated May 1, 2005 to the    (11)
                             Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund,
                             The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund,
                             Inc. and Dreyfus Investment Portfolios.

          (f)       (i)      Form of Participation Agreement dated          (4)
                             March 6, 1995 by and among Great American
                             Reserve Insurance Company and Insurance
                             Management Series, Federated Securities Corp.

                    (ii)     Form of Amendment dated 1999 to the            (5)
                             Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance
                             Company, Federated Insurance Series and
                             Federated Securities Corp.

                    (iii)    Form of Amendment dated January 31, 2001 to    (5)
                             the Participation Agreement dated March 6,
                             1995 by and among Conseco Variable Insurance
                             Company, Federated Insurance Series and
                             Federated Securities Corp.

                    (iv)     Form of Amendment dated 2004 to the            (1)
                             Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance
                             Company, Federated Insurance Series and
                             Federated Securities Corp.

                    (v)      Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement dated March 6, 1995 by and among Jefferson National Life
                             Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (g)       (i)      Form of Participation Agreement by and among   (6)
                             First American Insurance Portfolios, Inc.,
                             First American Asset Management and Conseco
                             Variable Insurance Company dated 2001.

                    ii) Form of Amendment dated April 25, 2001 to the (5) Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco
                             Variable Insurance Company dated 2001.

                    iii)    Form of Amendment dated May 1, 2003 to the      (1)

                             Participation Agreement by and among First
                             American Insurance Portfolios, Inc., First
                             American Asset Management and Conseco
                             Variable Insurance Company dated 2001.

          (h)       (i)      Form of Participation Agreement among Janus    (1)
                             Aspen Series and Jefferson National Life (
                             Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                    (ii)     Form of Amendment date May 1, 2005 to the     (11)
                             Participation Agreement among Janus Aspen
                             Series and Jefferson National Life Insurance
                             Company dated May 1, 2003.

                    (iii) Form of Amendment dated May 1, 2006 to the       (13)
                             Participation Agreement among Janus Aspen
                             Series, Janus Distributors LLC and Jefferson
                             National Life Insurance Company dated
                             February 1, 2001.

          (i)       (i)      Form of Participation Agreement among Lazard   (1)

                             Retirement Series, Inc., Lazard Asset
                             Management, LLC, Inviva Securities
                             Corporation and Jefferson National Life
                             Insurance Company dated May 1, 2003.

                    (ii) Form of Amendment dated March 21, 2004 to the (1) Participation Agreement among Lazard
                             Retirement Series, Inc., Lazard Asset
                             Management, LLC, Inviva Securities
                             Corporation and Jefferson National Life
                             Insurance Company dated May 1, 2003.

          (j)       (i)      Form of Participation Agreement dated          (4)
                             April 10, 1997 by and among Lord, Abbett &
                             Co. and Great American Reserve Insurance
                             Company.

                    (ii)     Form of Amendment dated December 1, 2001 to    (7)
                             the Participation Agreement dated April 10,
                             1997 by and among Lord, Abbett & Co. and
                             Great American Reserve Insurance Company.

                    (iii)    Form of Amendment dated May 1, 2003 to the     (1)
                             Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great
                             American Reserve Insurance Company.

          (k)       (i)      Form of Participation Agreement dated          (5)
                             April 30, 1997 by and among Neuberger&Berman
                             Advisers Management Trust, Advisers Managers
                             Trust, Neuberger&Berman Management
                             Incorporated and Great American Reserve
                             Insurance Company.


                    (ii)     Form of Amendment dated May 1, 2000 to the     (5)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Advisers Managers Trust,
                             Neuberger Berman Management Incorporated and
                             Conseco Variable Insurance Company.

                    (iii)    Form of Amendment dated January 31, 2001 to    (5)
                             the Participation Agreement dated April 30,
                             1997 by and among Neuberger&Berman Advisers
                             Management Trust, Advisers Managers Trust,
                             Neuberger&Berman Management Incorporated and
                             Conseco Variable Insurance Company.

                    (iv)     Form of Amendment dated May 1, 2004 to the     (8)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                             Insurance Company.

                    (v)      Form of Amendment dated April 4, 2004 to the   (1)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                             Insurance Company.

                    (vi)     Form of Amendment dated May 1, 2005 to the    (11)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                             Insurance Company.

                    (vii)    Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                             Insurance Company.

                    (viii)   Form of Amendment dated May 1, 2007 to the    (14)
                             Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers
                             Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                             Insurance Company.

          (l)       (i)      Form of Participation Agreement dated May 1,   (1)
                             2003 by and among PIMCO Variable Insurance
                             Trust, PIMCO Advisors Distributors LLC and
                             Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

                    (ii)     Form of Amendment dated May 1, 2005 to the    (11)
                             Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust,
                             PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

                    (iii)    Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust,
                             PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

          (m)       (i)      Form of Participation Agreement dated May 1,   (1)
                             2003 among Pioneer Variable Contract Trust,
                             Jefferson National Life Insurance Company,
                             Pioneer Investment Management, Inc. and
                             Pioneer Funds Distributor, Inc.

                    (ii)     Form of Amendment to the Participation        (11)
                             Agreement dated May 1, 2003 among Pioneer
                             Variable Contract Trust, Jefferson National
                             Life Insurance Company, Pioneer Investment
                             Management, Inc. and Pioneer Funds
                             Distributor, Inc.

                    (iii) Form of amendment to Participation Agreement (13) dated May 1, 2006 among Pioneer Variable
                             Contract Trust, Jefferson National Life
                             Insurance Company, Pioneer Investment
                             Management, Inc. and Pioneer Funds
                             Distributor, Inc.

          (n)                Form of Participation Agreement dated May 1,   (1)
                             2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                             5, 2004 thereto.

                    (i) Form of amendment to Participation Agreement (13) dated May 1, 2006 among Royce Capital Fund,
                             Royce & Associates, LLC and Jefferson
                             National Life Insurance Company and Inviva
                             Securities Corporation.

          (o)       (i)      Form of Participation Agreement dated          (9)
                             March 24, 2000 by and among Conseco Variable
                             Insurance Company, RYDEX Variable Trust and
                             PADCO Financial Services, Inc.

                    (ii) Form of Amendment dated April 13, 2004 to the (1) Form of Participation Agreement dated March
                             24, 2000 by and among Conseco Variable
                             Insurance Company, RYDEX Variable Trust and
                             PADCO Financial Services, Inc.

                    (iii)    Form of Amendment dated May 1, 2005 to the    (11)

                             Form of Participation Agreement dated March
                             24, 2000 by and among Jefferson Life
                             Insurance Company, RYDEX Variable Trust and
                             PADCO Financial Services, Inc.

                    (iv)     Form of Amendment dated May 1, 2006 to the    (13)
                             Form of Participation Agreement dated March
                             24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and
                             PADCO Financial Services, Inc.

          (p)        i)      Form of Participation Agreement dated April    (1)
                             2004 between Jefferson National Life
                             Insurance ( ( Company and Citigroup Global
                             Markets Inc.

                    (ii)     Form of Amendment dated May 1, 2005 to the    (11)
                             Form of Participation Agreement dated April
                             2004 ( between Jefferson National Life
                             Insurance Company and Citigroup Global
                             Markets Inc.

                    (iii)    Form of Amendment dated April 28, 2007 to     (14)
                             Form of Participation Agreement dated April
                             2004 between Jefferson National Life
                             Insurance Company and Citigroup Global
                             Markets Inc. (Legg Mason)

          (q)       (i)      Form of Participation Agreement dated May 1,   (6)
                             2000 by and among Seligman Portfolios, Inc.,
                             Seligman Advisors, Inc. and Conseco Variable
                             Insurance Company.

                    (ii)     Form of Amendment dated January 31, 2001 to    (5)
                             the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                    (iii) Form of Amendment dated August 5, 2003 to the (1) Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                    (iv)     Form of Amendment dated 2004 to the            (1)
                             Participation Agreement dated May 1, 2000 by and among ( Seligman Portfolios, Inc.,
                             Seligman Advisors, Inc. and Conseco Variable
                             Insurance Company.

                    (v)      Form of Amendment dated May 1, 2006 to the    (13)
                             Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

          (r)                (i) Form of Participation Agreement dated      (5)
                             April 30, 1997 by and among Great American
                             Reserve Insurance Company, Strong Variable
                             Insurance Funds, Inc., Strong Special Fund
                             II, Inc, Strong Capital Management, Inc. and
                             Strong Funds Distributors, Inc.

                    (ii)     Form of Amendment dated December 11, 1997 to   (5)
                             Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds,
                             Inc., Strong Opportunity Funds II, Inc.,
                             Strong Capital Management, Inc. and Strong
                             Funds Distributors, Inc.

                    (iii)    Form of Amendment dated December 14. 1999 to   (5)
                             Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance
                             Company, Strong Variable Insurance Funds,
                             Inc., Strong Opportunity Fund II, Inc.,
                             Strong Capital Management, Inc. and Strong
                             Investments, Inc.

                    (iv)     Form of Amendment dated March 1, 2001 to       (5)
                             Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance
                             Company, Strong Variable Insurance Funds,
                             Inc., Strong Opportunity Fund II, Inc.,
                             Strong Capital Management, Inc. and Strong
                             Investments, Inc.

                    (v) Form of Amendments dated December 2, 2003 and (1) April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                             Inc., Strong Capital Management, Inc. and
                             Strong Investments, Inc.

          (s)       (i)      Form of Participation Agreement dated May 1,   (8)
                             2003 with by and among Third Avenue
                             Management ( ( LLC and Jefferson National
                             Life Insurance Company.

                    (ii)     Form of Amendment dated April 6, 2004 to the   (1)
                             Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
                             Company.

          (t)       (i)      Form of Participation Agreement dated          (5)
                             February 29, 2000 by and among Conseco
                             Variable Insurance Company, Van Eck Worldwide
                             Insurance Trust and Van Eck Associates
                             Corporation.

                    (ii)     Form of Amendment dated January 31, 2001 to    (5)
                             Participation Agreement dated February 29,
                             2000 by and among Conseco Variable Insurance
                             Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                    (iii)    Form of Amendment dated January 31, 2001 to    (5)
                             Participation Agreement dated February 29,
                             2000 by and among Conseco Variable Insurance
                             Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                    (iv)     Form of Amendment dated May 1, 2003 to         (8)
                             Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance
                             Trust, Van Eck Associates Corporation and
                             Jefferson National Life Insurance Company.

          (u)       (i)      Form of Participation Agreement between        (1)
                             Jefferson National Life Insurance Company,
                             Bisys Fund Services LP, Choice Investment
                             Management Variable Insurance funds dated May
                             1, 2003.

                    (ii)     Form of Amendment dated 2004 to the            (1)
                             Participation Agreement between Jefferson
                             National Life Insurance Company, Bisys Fund
                             Services LP, Choice Investment Management
                             Variable Insurance funds dated May 1, 2003.

          (v)       (i)      Form of Participation Agreemnt between        (11)
                             Jefferson National Life Insurance Company,
                             Wells Fargo Funds Distributor, LLC and Wells
                             Fargo Variable Trust date April 8, 2005.

                    (ii)     Form of Amendment dated May 1, 2006 to        (13)
                             Participation Agreement between Jefferson
                             National Life Insurance Company, Wells Fargo
                             Funds Distributor, LLC and Wells Fargo
                             Variable Trust dated April 8, 2005.

          (w)       (i)      Form of Participation Agreement between       (11)
                             Jefferson National Life Insurance Company,
                             Rafferty Asset Management, LLC and Potomac
                             Insurance Trust dated May 1, 2005.

                    (ii)     Form of Amendment dated May 1, 2006 to        (13)
                             Participation Agreement between Jefferson
                             National Life Insurance Company, Rafferty
                             Asset Management, LLC and Potomac Insurance
                             Trust dated May 1, 2005.

          (x)       (i)      Form of Participation Agreement between       (13)
                             Jefferson National Life Insurance Company,
                             Alliance Capital Management L.P. and
                             AllianceBernstein Investment Research and
                             Management, Inc. dated May 1, 2006.

          (y)       (i)      Form of Participation Agreement between       (14)
                             Northern Lights Variable Trust and Jefferson
                             National Life Insurance Company dated May 1,
                             2007

(9)                          Opinion and Consent of Counsel.               (14)

(10)                         Consent of Independent Registered Public      (14)
                             Accounting Firm.

(11)                         Financial Statements omitted from Item 23
                             above.                                         N/A

(12)                         Initial Capitalization Agreement. N/A

(13)               (i)      Powers of Attorney                              (1)

                   (ii)     Powers of Attorney- Laurence Greenberg         (12)

                   (iii)    Powers of Attorney - Robert Jefferson          (13)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14)    Filed herewith.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                 Director, Chairman of the Board
Tracey Hecht Smilow            Director
Laurence P. Greenberg          Director, Chief Executive Officer and President
Timothy D. Rogers              Chief Financial Officer and Treasurer
Craig A. Hawley (1)            General Counsel and Secretary
David Lau (1)                  Chief Operating Officer
Brian Heaphy                   Director--Mergers & Acquisitions
Jeff Fritsche                  Tax Director
Michael Girouard               Chief Investment Officer
Joseph Vap (1)                 Controller
Jo Ann Heppermann (1)          Director - Operations
Matthew Grove                  Chief Marketing Officer
Dean C. Kehler (2)             Director
Robert Jefferson (3)           Director




(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 9, 2007, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 12,452 of which 11,842 were qualified contracts and 610 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                          POSITIONS AND OFFICES

Craig A. Hawley                President, General Counsel and Secretary
Robert B. Jefferson*           Director*
Edward J. O'Brien, IV          Chief Financial Officer


* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c)     JNSC retains no compensation or commissions from the registrant.

                                            COMPENSATION
                          NET UNDERWRITING  ON REDEMPTION
  NAME OF PRINCIPAL        DISCOUNTS AND         OR              BROKERAGE
     UNDERWRITER            COMMISSIONS     ANNUITIZATION       COMMISSIONS    COMPENSATION

Jefferson National              None             None               None           None
Securities Corporation


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 18 and 18 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:   Laurence P. Greenberg
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                       TITLE                                         DATE

/s/ David A. Smilow*                 Chairman of the Board                                   4/16/07
Name: David Smilow

/s/ Tracey Hecht Smilow*             Director                                                4/16/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*           Director, Chief Executive Officer and President         4/16/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*               Chief Financial Officer and Treasurer                   4/16/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                  Director                                                4/16/07
Name: Dean C. Kehler

/s/ Robert Jefferson*                Director                                                4/16/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                       4/16/07
Attorney in Fact

                                  EXHIBIT INDEX

(8)   (d) (ix)      Form of Amendment dated May 1, 2007 to the Participation
                    Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

      (k) (viii)    Form of Amendment dated May 1, 2007 to the Participation
                    Agreement dated April 30, 1997 by and among Neuberger Berman
                    Advisers Management Trust, Neuberger Berman Management
                    Incorporated and Jefferson National Life Insurance Company.

      (p) (iii)     Form of Amendment dated April 28, 2007 to Form of
                    Participation Agreement dated April 2004 between Jefferson
                    National Life Insurance Company and Citigroup Global Markets
                    Inc. (Legg Mason)

      (y) (i) Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.